UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


                525 Market Street, 12th Floor, San Francisco, CA
                 94105 (Address of principal executive offices)
                                   (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                    Date of fiscal year end: October 31, 2009

                     Date of reporting period: July 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================



                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 99.70%
DEPOSITORY INSTITUTIONS: 44.82%
        362,035   BANK OF AMERICA CORPORATION                                                                    $       5,354,498
        112,778   BANK OF NEW YORK MELLON CORPORATION                                                                    3,083,351
         32,000   BB&T CORPORATION                                                                                         732,160
        258,000   CITIGROUP INCORPORATED<<                                                                                 817,860
         45,800   CITY NATIONAL CORPORATION                                                                              1,806,352
         28,242   CULLEN FROST BANKERS INCORPORATED                                                                      1,356,463
         15,000   INDEPENDENT BANK CORPORATION (MASSACHUSETTS)                                                             319,950
        274,962   JPMORGAN CHASE & COMPANY                                                                              10,627,281
         47,400   NORTHERN TRUST CORPORATION                                                                             2,834,994
         73,800   PNC FINANCIAL SERVICES GROUP                                                                           2,705,508
         44,500   STATE STREET CORPORATION                                                                               2,238,350
         37,700   SUNTRUST BANKS INCORPORATED                                                                              735,150
        206,800   US BANCORP                                                                                             4,220,788
         26,500   ZIONS BANCORPORATION<<                                                                                   359,870
                                                                                                                        37,192,575
                                                                                                                 -----------------
DIVERSIFIED MANUFACTURING: 0.97%
         60,000   GENERAL ELECTRIC COMPANY                                                                                 804,000
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 2.76%
         51,000   PROLOGIS                                                                                                 448,290
         25,400   PUBLIC STORAGE INCORPORATED                                                                            1,843,278
                                                                                                                         2,291,568
                                                                                                                 -----------------
INSURANCE CARRIERS: 23.19%
         41,200   ACE LIMITED                                                                                            2,021,272
        124,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                             1,779,400
         47,500   GENWORTH FINANCIAL INCORPORATED                                                                          327,750
         94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                       1,550,060
         76,000   ING GROEP NV ADR<<                                                                                       983,440
         49,000   MANULIFE FINANCIAL CORPORATION                                                                         1,191,190
         58,500   MAX CAPITAL GROUP LIMITED                                                                              1,168,245
         60,582   METLIFE INCORPORATED                                                                                   2,056,748
         62,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                      2,744,740
         29,500   RENAISSANCERE HOLDINGS LIMITED                                                                         1,482,375
         91,500   THE TRAVELERS COMPANIES INCORPORATED                                                                   3,940,905
                                                                                                                        19,246,125
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 8.52%
        110,000   AMERICAN EXPRESS COMPANY                                                                               3,116,300
         79,000   CAPITAL ONE FINANCIAL CORPORATION<<                                                                    2,425,300
         94,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 1,527,500
                                                                                                                         7,069,100
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 19.44%
         75,500   ALLIANCE BERNSTEIN HOLDING LP                                                                          1,558,320
        132,741   CHARLES SCHWAB CORPORATION                                                                             2,372,082
         68,000   FEDERATED INVESTORS INCORPORATED CLASS B                                                               1,763,240
         39,400   GOLDMAN SACHS GROUP INCORPORATED                                                                       6,434,020
         87,200   INVESCO LIMITED                                                                                        1,722,200
         80,000   MORGAN STANLEY                                                                                         2,279,999
                                                                                                                        16,129,861
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $107,236,432)                                                                                 82,733,229
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 5.50%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.07%
        221,551   AIM STIT-LIQUID ASSETS PORTFOLIO                                                               $         221,551
        221,551   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                             221,551
        221,551   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               221,551
        221,551   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    221,551
                                                                                                                           886,204
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.43%
$       100,869   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009              100,870
         10,807   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009               10,807
         93,664   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009               93,657
         36,025   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009               36,023
         36,025   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009               36,019
          5,404   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009                5,403
         72,049   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009               72,044
         93,269   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                  (MATURITY VALUE $93,271)                                                0.24     08/03/2009               93,269
         48,633   BANK OF IRELAND                                                         0.30     08/04/2009               48,633
         32,422   BANK OF IRELAND                                                         0.60     08/07/2009               32,422
         70,248   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009               70,248
         28,328   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009               28,327
         34,240   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009               34,235
         90,061   CAFCO LLC++(p)                                                          0.24     08/03/2009               90,060
          7,205   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027                7,205
          9,907   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                     AUTHORITY+/-ss                                                       0.55     06/01/2028                9,907
         27,018   CALYON (NEW YORK)                                                       0.70     08/03/2009               27,019
          9,006   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009                9,006
         81,055   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009               81,052
         75,272   CHEYNE FINANCE LLC+/-++####(a)(i)                                       0.00     02/25/2008                1,242
         57,952   CHEYNE FINANCE LLC+/-++####(a)(i)                                       0.00     05/19/2008                  956
          4,769   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038                4,769
         27,018   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009               27,013
         14,410   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030               14,410
         54,037   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009               54,033
         46,832   CREDIT AGRICOLE SA                                                      0.20     08/03/2009               46,832
        111,676   CREDIT SUISSE FIRST BOSTON REPURCHASE
                     AGREEMENT - 102% COLLATERALIZED BY US TREASURY
                     SECURITIES (MATURITY VALUE $111,678)                                 0.26     08/03/2009              111,676
         50,434   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009               50,434
         72,049   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009               72,043
         32,422   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037               32,422
         21,615   DEXIA DELAWARE LLC                                                      0.25     08/05/2009               21,614
         27,018   DEXIA DELAWARE LLC                                                      0.25     08/06/2009               27,017
         13,848   E.ON AG++                                                               0.26     08/17/2009               13,846
         45,031   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009               45,028
         66,645   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009               66,643
         36,048   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009               36,046
         72,049   FORTIS BANK NV SA                                                       0.25     08/03/2009               72,049
         44,130   GDF SUEZ++                                                              0.26     08/04/2009               44,129
         13,509   GDF SUEZ++                                                              0.26     08/14/2009               13,508
         32,422   GDF SUEZ++                                                              0.26     08/26/2009               32,416
         72,049   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009               72,046
         40,481   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                     (MATURITY VALUE $40,482)                                             0.21     08/03/2009               40,481
         36,025   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009               36,024
         27,018   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009               27,017
        268,444   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009               82,707
          2,972   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042                2,972
         27,018   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034               27,018
          9,006   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                  0.40     07/01/2029                9,006

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

   PRINCIPAL      Security Name                                                  INTEREST RATE   MATURITY DATE          VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         3,602   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47%    01/01/2018    $           3,602
         27,018   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009               27,018
          9,006   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009                9,006
         12,609   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009               12,608
        147,701   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $147,704)              0.21     08/03/2009              147,701
          5,404   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025                5,404
         21,615   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009               21,614
         54,037   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009               54,028
          3,602   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009                3,602
         59,891   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034               59,891
         90,061   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009               90,045
          7,745   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028                7,745
         19,583   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009               19,581
         59,441   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009               59,429
          6,845   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036                6,845
         27,018   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009               27,018
         14,410   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009               14,409
          3,602   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018                3,602
         11,456   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034               11,456
          3,602   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009                3,602
         65,878   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009               65,870
         81,055   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009               81,040
         23,416   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009               23,415
         39,627   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009               39,609
         74,751   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009               74,751
         45,031   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009               45,026
         45,031   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009               45,028
         36,025   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009               36,016
         45,031   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009               45,030
         27,042   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009               27,038
         10,807   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009               10,807
         37,826   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009               37,819
          8,988   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009                8,986
         90,061   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009               90,053
         28,820   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009               28,818
         54,037   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009               54,027
         32,422   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009               32,421
         16,211   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032               16,211
         70,248   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009               70,248
          5,404   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040                5,404
          7,205   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009                7,205
         18,012   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009               18,011
        112,052   VICTORIA FINANCE  LLC+/-++####(a)(i)                                    0.49     02/15/2008               50,423
         69,040   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.48     04/03/2008               31,068
         97,220   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.26     07/28/2008               43,749
         56,456   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.29     08/07/2008               25,405
        147,415   WHITE PINE FINANCE LLC+/-++                                             0.44     02/22/2008                    0
         75,652   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009               75,646
         28,820   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009               28,827
                                                                                                                         3,677,760
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,826,329)                                                                4,563,964
                                                                                                                 -----------------

    SHARES
---------------
SHORT-TERM INVESTMENTS: 0.67%
        552,505   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             552,505
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $552,505)                                                                               552,505
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

TOTAL INVESTMENTS IN SECURITIES
(COST $112,615,266)*                                                                    105.87%                  $      87,849,698
OTHER ASSETS AND LIABLITIES, NET                                                         (5.87)                         (4,869,566)
                                                                                 -------------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $      82,980,132
                                                                                 -------------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $552,505.

(p)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $114,096,326 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                      $  7,566,098
GROSS UNREALIZED DEPRECIATION                                       (33,812,726)
                                                                   ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                         $(26,246,628)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 97.59%
BUSINESS SERVICES: 28.35%
        137,955   ACTIVISION BLIZZARD INCORPORATED                                                               $       1,579,585
         47,275   AUTONOMY CORPORATION PLC                                                                                 927,905
          7,575   BAIDU.COM INCORPORATED ADR<<                                                                           2,637,161
        142,090   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                     4,204,443
         35,145   F5 NETWORKS INCORPORATED                                                                               1,304,582
         59,500   INTUIT INCORPORATED                                                                                    1,767,150
         14,120   JUNIPER NETWORKS INCORPORATED                                                                            368,956
         59,215   MCAFEE INCORPORATED                                                                                    2,639,805
        635,965   MICROSOFT CORPORATION                                                                                 14,957,897
         70,750   NETEASE.COM INCORPORATED ADR<<                                                                         3,117,245
        303,410   ORACLE CORPORATION                                                                                     6,714,463
         49,430   SALESFORCE.COM INCORPORATED<<                                                                          2,142,296
         29,895   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR<<                                                         1,482,194
         57,940   SINA CORPORATION<<                                                                                     1,922,449
         47,900   SYMANTEC CORPORATION<<                                                                                   715,147
          6,405   VISA INCORPORATED CLASS A SHARES<<                                                                       419,271
         10,255   VMWARE INCORPORATED<<                                                                                    330,519
        201,200   YAHOO! INCORPORATED                                                                                    2,881,184
                                                                                                                        50,112,252
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 1.32%
         27,925   MONSANTO COMPANY                                                                                       2,345,700
                                                                                                                 -----------------
COMMUNICATIONS: 5.17%
        132,325   AMERICAN TOWER CORPORATION CLASS A<<                                                                   4,510,959
         56,278   BHARTI AIRTEL LIMITED                                                                                    481,327
      1,138,000   CHINA TELECOM CORPORATION LIMITED                                                                        593,225
         15,026   CHINA TELECOM CORPORATION LIMITED ADR<<                                                                  781,202
         34,030   EQUINIX INCORPORATED<<                                                                                 2,781,272
                                                                                                                         9,147,985
                                                                                                                 -----------------
COMMUNICATIONS EQUIPMENT: 4.76%
        182,010   QUALCOMM INCORPORATED                                                                                  8,410,682
                                                                                                                 -----------------
E-COMMERCE/SERVICES: 2.49%
         51,285   AMAZON.COM INCORPORATED<<                                                                              4,398,202
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 25.26%
         91,400   ADVANTEST CORPORATION                                                                                  1,994,621
         85,905   AMPHENOL CORPORATION CLASS A                                                                           2,864,932
         35,985   ANALOG DEVICES INCORPORATED                                                                              984,909
         88,655   ASML HOLDING NV<<                                                                                      2,305,917
        386,585   CISCO SYSTEMS INCORPORATED                                                                             8,508,736
        680,514   INFINEON TECHNOLOGIES AG                                                                               2,803,103
        486,640   INTEL CORPORATION                                                                                      9,367,820
        176,920   MOTOROLA INCORPORATED                                                                                  1,266,747
         28,895   NETAPP INCORPORATED<<                                                                                    648,982
        417,875   ON SEMICONDUCTOR CORPORATION                                                                           3,050,488
          7,383   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                    4,352,135
        234,700   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                 2,457,313
        168,215   TEXAS INSTRUMENTS INCORPORATED                                                                         4,045,571
                                                                                                                        44,651,274
                                                                                                                 -----------------
ENERGY: 1.31%
         15,010   FIRST SOLAR INCORPORATED<<                                                                             2,317,394
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
ENGINEERING: 0.64%
         17,191   ABB LIMITED                                                                                    $         314,011
         44,785   ABB LIMITED ADR                                                                                          818,670
                                                                                                                         1,132,681
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 21.75%
         69,930   APPLE INCORPORATED                                                                                    11,425,863
        235,335   DELL INCORPORATED                                                                                      3,148,782
        250,015   HEWLETT-PACKARD COMPANY                                                                               10,825,650
         16,300   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,922,259
         68,495   RESEARCH IN MOTION LIMITED<<                                                                           5,205,620
        189,565   RIVERBED TECHNOLOGY INCORPORATED                                                                       3,793,196
        119,260   SANDISK CORPORATION<<                                                                                  2,125,213
                                                                                                                        38,446,583
                                                                                                                 -----------------
INFORMATION, BUSINESS SERVICES: 4.53%
         18,085   GOOGLE INCORPORATED CLASS A                                                                            8,012,559
                                                                                                                 -----------------
INTERNET SOFTWARE: 1.67%
        219,000   TENCENT HOLDINGS LIMITED                                                                               2,955,774
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT: 0.34%
         23,185   JOHNSON CONTROLS INCORPORATED<<                                                                          600,025
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $177,776,690)                                                                                172,531,111
                                                                                                                 -----------------
RIGHTS: 0.00%
         30,500   SEAGATE TECHNOLOGY(a)                                                                                          0
TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 12.75%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.51%
      1,106,108   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       1,106,108
      1,106,108   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,106,108
      1,106,108   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             1,106,108
      1,106,108   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,106,108
                                                                                                                         4,424,432
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.24%
$       503,594   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009              503,602
         53,956   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009               53,954
        467,623   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009              467,589
        179,855   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              179,846
        179,855   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              179,826
         26,978   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               26,975
        359,710   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009              359,686
        465,653   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $465,662)                  0.24     08/03/2009              465,653
        242,804   BANK OF IRELAND                                                         0.30     08/04/2009              242,804
        161,869   BANK OF IRELAND                                                         0.60     08/07/2009              161,869
        350,717   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009              350,717
        141,429   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              141,425
        170,943   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              170,923
        449,637   CAFCO LLC++(p)                                                          0.24     08/03/2009              449,631
         35,971   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027               35,971
         49,460   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028               49,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       134,891   CALYON (NEW YORK)                                                       0.70%    08/03/2009    $         134,894
         44,964   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009               44,963
        404,674   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009              404,657
        294,256   CHEYNE FINANCE LLC+/-++####(a)(i)                                       0.00     02/25/2008                4,855
        226,547   CHEYNE FINANCE LLC+/-++####(a)(i)                                       0.00     05/19/2008                3,738
         23,808   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               23,808
        134,891   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              134,864
         71,942   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030               71,942
        269,782   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              269,763
        233,811   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              233,811
        557,550   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                     VALUE $557,562)                                                      0.26     08/03/2009              557,550
        251,797   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              251,797
        359,710   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009              359,681
        161,869   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              161,869
        107,913   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              107,910
        134,891   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              134,887
         69,136   E.ON AG++                                                               0.26     08/17/2009               69,128
        224,819   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              224,804
        332,732   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009              332,720
        179,972   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              179,964
        359,710   FORTIS BANK NV SA                                                       0.25     08/03/2009              359,710
        220,322   GDF SUEZ++                                                              0.26     08/04/2009              220,318
         67,446   GDF SUEZ++                                                              0.26     08/14/2009               67,439
        161,869   GDF SUEZ++                                                              0.26     08/26/2009              161,840
        359,710   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009              359,694
        202,103   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $202,107)                 0.21     08/03/2009              202,103
        179,855   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              179,851
        134,891   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              134,885
      1,049,405   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009              323,322
         14,838   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               14,838
        134,891   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              134,891
         44,964   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                  0.40     07/01/2029               44,964
         17,986   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47     01/01/2018               17,986
        134,891   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              134,887
         44,964   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009               44,961
         62,949   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009               62,945
        737,405   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $737,418)                 0.21     08/03/2009              737,405
         26,978   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               26,978
        107,913   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              107,910
        269,782   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              269,739
         17,986   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               17,985
        299,009   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              299,009
        449,637   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009              449,556
         38,669   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028               38,669
         97,769   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009               97,761
        296,761   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              296,703
         34,172   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036               34,172
        134,891   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              134,889
         71,942   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009               71,940
         17,986   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               17,986
         57,194   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034               57,194
         17,986   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               17,985
        328,901   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009              328,861
        404,674   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009              404,599
        116,906   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              116,902
        197,840   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              197,748
        373,199   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009              373,199
        224,819   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009              224,797
        224,819   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              224,805
        179,855   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              179,812

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       224,819   STRAIGHT A FUNDING LLC++(p)                                             0.27%    08/03/2009    $         224,815
        135,008   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              134,990
         53,956   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009               53,956
        188,848   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              188,814
         44,874   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009               44,865
        449,637   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009              449,597
        143,884   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              143,874
        269,782   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              269,734
        161,869   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              161,863
         80,935   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032               80,935
        350,717   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009              350,717
         26,978   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               26,978
         35,971   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009               35,969
         89,927   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009               89,922
        438,035   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.49     02/15/2008              197,116
        269,893   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.48     04/03/2008              121,452
        380,056   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.26     07/28/2008              171,025
        220,699   VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.29     08/07/2008               99,315
        576,279   WHITE PINE FINANCE LLC+/-++                                             0.44     02/22/2008                    0
        377,695   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009              377,668
        143,884   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              143,883
                                                                                                                        18,106,262
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,934,710)                                                              22,530,694
                                                                                                                 -----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 2.59%
MUTUAL FUNDS: 2.59%
      4,577,218   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           4,577,218
TOTAL SHORT-TERM INVESTMENTS (COST $4,577,218)                                                                           4,577,218
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $205,288,618)*                                                                    112.93%                  $     199,639,023
OTHER ASSETS AND LIABILITIES, NET                                                       (12.93)                        (22,858,596)
                                                                                        ------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $     176,780,427
                                                                                        ------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,577,218.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $207,493,715 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                        $10,593,035
GROSS UNREALIZED DEPRECIATION                                        (18,447,727)
                                                                     -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)                           $(7,854,692)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

SPECIALTY FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments in securities:

                                                                                       SIGNIFICANT
                                                                  SIGNIFICANT OTHER   UNOBSERVABLE    TOTAL FAIR
                                                   QUOTED PRICE   OBSERVABLE INPUTS       INPUTS      VALUE AS OF
INVESTMENTS IN SECURITIES*                            LEVEL 1          LEVEL 2            LEVEL 3      7/31/2009
--------------------------                         ------------   -----------------   ------------   ------------
SPECIALIZED FINANCIAL SERVICES FUND
Equity securities Common stocks                    $ 82,733,229       $        0          $ 0        $ 82,733,229
Corporate debt securities                                     0                0            0                   0
Debt securities issued by states in the U.S.
   and its political subdivisions                             0          227,869            0             227,869
Short-term investments                                1,438,709          393,127            0           1,831,836
                                                   ------------       ----------          ---        ------------
                                                   $ 84,171,938       $  620,996          $--        $ 84,792,934
                                                   ------------       ----------          ---        ------------
SPECIALIZED TECHNOLOGY FUND
Equity securities Common stocks                    $172,531,111       $        0          $ 0        $172,531,111
Corporate debt securities                                     0                0            0                   0
Debt securities issued by states in the U.S.
   and its political subdivisions                             0        1,137,650            0           1,137,650
Short-term investments                                9,001,650        1,962,711            0          10,964,361
                                                   ------------       ----------          ---        ------------
                                                   $181,532,761       $3,100,361          $ 0        $184,633,122
                                                   ------------       ----------          ---        ------------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                    Specialized    Specialized
                                                     Financial      Technology
                                                   Services Fund       Fund
                                                   -------------   -----------
Balance as of 10/31/2008                              $405,213      $ 524,571
Corporate debt securities
   Accrued discounts (premiums)                              0              0
   Realized gain (loss)                                (31,625)       (61,193)
   Change in unrealized appreciation
      (depreciation)                                   (40,245)      (187,117)
   Net purchases (sales)                               (97,793)       644,562
   Net transfer in (out) of Level 3                          0              0
                                                      --------      ---------
Balance as of 07/31/2009                              $235,550      $ 920,823
                                                      ========      =========

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of July 31, 2009:

                                                    Specialized    Specialized
                                                     Financial      Technology
                                                   Services Fund       Fund
                                                   -------------   -----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                               $(40,245)      $(187,117)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 97.57%
AMUSEMENT & RECREATION SERVICES: 2.44%
        225,700   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                     $       5,771,149
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.98%
         11,700   NVR INCORPORATED<<+                                                                                    7,033,455
                                                                                                                 -----------------
BUSINESS SERVICES: 4.33%
        465,900   IMS HEALTH INCORPORATED                                                                                5,590,800
         96,600   MANPOWER INCORPORATED                                                                                  4,631,970
                                                                                                                        10,222,770
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 11.52%
        209,000   AVON PRODUCTS INCORPORATED                                                                             6,767,420
        274,400   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        9,675,344
         92,390   SCOTTS MIRACLE-GRO COMPANY                                                                             3,607,830
        283,500   VALSPAR CORPORATION                                                                                    7,178,220
                                                                                                                        27,228,814
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 1.80%
        107,600   CITY NATIONAL CORPORATION                                                                              4,243,744
                                                                                                                 -----------------
EDUCATIONAL SERVICES: 1.40%
        214,900   CORINTHIAN COLLEGES INCORPORATED<<+                                                                    3,318,056
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.59%
        141,500   REPUBLIC SERVICES INCORPORATED                                                                         3,763,900
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 8.57%
        972,300   FLEXTRONICS INTERNATIONAL LIMITED+                                                                     5,172,636
        442,000   MOLEX INCORPORATED<<                                                                                   7,849,920
        189,200   NOVELLUS SYSTEMS INCORPORATED+                                                                         3,702,644
        180,000   WESTAR ENERGY INCORPORATED<<                                                                           3,540,600
                                                                                                                        20,265,800
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.10%
        125,700   FORTUNE BRANDS INCORPORATED                                                                            4,973,949
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 1.63%
        398,800   DEL MONTE FOODS COMPANY                                                                                3,852,408
                                                                                                                 -----------------
FOOD STORES: 1.71%
        213,800   SAFEWAY INCORPORATED                                                                                   4,047,234
                                                                                                                 -----------------
FURNITURE & FIXTURES: 2.26%
        728,300   STEELCASE INCORPORATED<<                                                                               5,331,156
                                                                                                                 -----------------
GENERAL MERCHANDISE STORES: 1.56%
        117,700   FAMILY DOLLAR STORES INCORPORATED                                                                      3,698,134
                                                                                                                 -----------------
HEALTH SERVICES: 1.87%
        95,500    MEDNAX INCORPORATED+                                                                                   4,426,425
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.58%
        243,000   BRIGGS & STRATTON CORPORATION<<                                                                        4,172,310
        147,300   CARLISLE COMPANIES INCORPORATED                                                                        4,616,382
        232,100   DIEBOLD INCORPORATED                                                                                   6,433,812

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        148,500   DOVER CORPORATION                                                                              $       5,050,485
                                                                                                                        20,272,989
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 6.21%
        329,900   ARTHUR J. GALLAGHER & COMPANY                                                                          7,554,710
        286,300   WILLIS GROUP HOLDINGS LIMITED                                                                          7,134,596
                                                                                                                        14,689,306
                                                                                                                 -----------------
INSURANCE CARRIERS: 8.28%
        170,700   AXIS CAPITAL HOLDINGS LIMITED                                                                          4,858,122
         81,700   RENAISSANCERE HOLDINGS LIMITED                                                                         4,105,425
        211,300   STEWART INFORMATION SERVICES CORPORATION                                                               2,909,601
         29,829   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                 7,695,882
                                                                                                                        19,569,030
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 8.04%
        511,500   BOSTON SCIENTIFIC CORPORATION+                                                                         5,493,510
        169,600   QUEST DIAGNOSTICS INCORPORATED                                                                         9,263,552
        539,500   TERADYNE INCORPORATED<<+                                                                               4,251,260
                                                                                                                        19,008,322
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.99%
      1,014,500   CAPITALSOURCE INCORPORATED                                                                             4,707,280
                                                                                                                 -----------------
PAPER & ALLIED PRODUCTS: 2.83%
        254,100   BEMIS COMPANY INCORPORATED                                                                             6,687,912
                                                                                                                 -----------------
PERSONAL SERVICES: 2.04%
        212,100   G&K SERVICES INCORPORATED CLASS A                                                                      4,818,912
                                                                                                                 -----------------
PRIMARY METAL INDUSTRIES: 1.84%
        116,500   HUBBELL INCORPORATED CLASS B<<                                                                         4,347,780
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.99%
        653,000   HARTE-HANKS INCORPORATED                                                                               7,065,460
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 2.06%
        133,400   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                              4,869,100
                                                                                                                 -----------------
TEXTILE MILL PRODUCTS: 1.40%
        240,400   ALBANY INTERNATIONAL CORPORATION CLASS A                                                               3,303,096
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT: 2.82%
        186,000   AUTOLIV INCORPORATED<<                                                                                 6,660,660
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.73%
        388,600   HAIN CELESTIAL GROUP INCORPORATED<<+                                                                   6,454,646
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $269,665,711)                                                                                230,631,487
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 11.01%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.14%
      1,268,182   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       1,268,182
      1,268,182   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,268,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
      1,268,182   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                       $       1,268,182
      1,268,182   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,268,182
                                                                                                                         5,072,728
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.87%
$       577,384   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009              577,393
        536,142   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009              536,103
         61,863   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009               61,860
        206,208   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              206,176
        206,208   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              206,198
         30,931   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               30,927
        412,417   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009              412,389
        533,884   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $533,895)                                            0.24     08/03/2009              533,884
        278,381   BANK OF IRELAND                                                         0.30     08/04/2009              278,381
        185,588   BANK OF IRELAND                                                         0.60     08/07/2009              185,588
        402,106   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009              402,106
        162,152   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              162,147
        195,991   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              195,967
        515,521   CAFCO LLC++(p)                                                          0.24     08/03/2009              515,514
         41,242   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027               41,242
         56,707   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028               56,707
        154,656   CALYON (NEW YORK)                                                       0.70     08/03/2009              154,660
        463,969   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009              463,950
         51,552   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009               51,551
        401,095   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008                6,618
        308,802   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008                5,095
         27,297   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               27,297
        154,656   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              154,626
         82,483   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030               82,483
        309,313   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              309,290
        268,071   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              268,071
        639,246   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $639,260)                                            0.26     08/03/2009              639,246
        288,692   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              288,692
        412,417   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009              412,384
        185,588   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              185,588
        123,725   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              123,722
        154,656   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              154,651
         79,267   E.ON AG++                                                               0.26     08/17/2009               79,257
        257,761   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              257,744
        381,486   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009              381,472
        206,342   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              206,334
        412,417   FORTIS BANK NV SA                                                       0.25     08/03/2009              412,417
        252,605   GDF SUEZ++                                                              0.26     08/04/2009              252,600
         77,328   GDF SUEZ++                                                              0.26     08/14/2009               77,321
        185,588   GDF SUEZ++                                                              0.26     08/26/2009              185,554
        412,417   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009              412,398
        231,716   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES
                     (MATURITY VALUE $231,720)                                            0.21     08/03/2009              231,716
        206,208   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              206,204
        154,656   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              154,649
      1,430,425   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009              440,714
         17,012   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               17,012
        154,656   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              154,656
         51,552   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.40     07/01/2029               51,552
         20,621   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      0.47     01/01/2018               20,621
        154,656   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              154,652
         51,552   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009               51,550
         72,173   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009               72,168

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       845,455   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED
                     SECURITIES (MATURITY VALUE $845,470)                                 0.21%    08/03/2009    $         845,455
         30,931   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               30,931
        123,725   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              123,721
        309,313   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              309,263
         20,621   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               20,620
        342,822   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              342,822
        515,521   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009              515,428
         44,335   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028               44,335
        112,095   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              112,086
        340,244   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              340,178
         39,180   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036               39,180
        154,656   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              154,653
         82,483   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009               82,481
         20,621   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               20,621
         65,574   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034               65,574
         20,621   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               20,620
        377,093   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009              377,048
        463,969   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009              463,884
        134,035   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              134,031
        226,829   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              226,723
        427,882   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009              427,882
        257,761   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009              257,735
        206,208   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              206,159
        257,761   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              257,745
        154,790   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              154,770
        257,761   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009              257,757
        216,519   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              216,480
         51,449   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009               51,439
         61,863   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009               61,861
        515,521   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009              515,475
        309,313   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              309,257
        164,967   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              164,956
        185,588   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              185,580
         92,794   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032               92,794
        402,106   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009              402,106
         30,931   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               30,931
         41,242   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009               41,240
        103,104   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009              103,098
        518,048   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              233,121
        300,831   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              135,374
        367,887   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              165,549
        597,078   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008              268,685
        433,038   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009              433,006
        164,967   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              164,962
                                                                                                                        20,958,713
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,197,572)                                                              26,031,441
                                                                                                                 -----------------

     SHARES                                                                          YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 4.07%
      9,620,441   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.29%                          9,620,441
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,620,441)                                                                           9,620,441
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $307,483,724)*                                                                    112.65%                  $     266,283,369
OTHER ASSETS AND LIABILITIES, NET                                                       (12.65)                        (29,895,780)
                                                                                 -------------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $     236,387,589
                                                                                 -------------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,620,441.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $335,095,224 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                       $22,431,995
GROSS UNREALIZED DEPRECIATION                                      ($91,243,850)
                                                                   ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                         ($68,811,855)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 90.27%
APPAREL & ACCESSORY STORES: 1.17%
        184,000   KOHL'S CORPORATION                                                                             $       8,933,201
                                                                                                                 -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.14%
        189,000   ADVANCE AUTO PARTS INCORPORATED                                                                        8,737,470
                                                                                                                 -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.33%
        290,000   RYDER SYSTEM INCORPORATED<<                                                                           10,187,700
                                                                                                                 -----------------
BIOPHARMACEUTICALS: 1.17%
        172,600   GENZYME CORPORATION                                                                                    8,956,214
                                                                                                                 -----------------
BUSINESS SERVICES: 8.53%
        802,000   ACTIVISION BLIZZARD INCORPORATED                                                                       9,182,900
        402,000   AMDOCS LIMITED                                                                                         9,615,840
         69,580   CAPELLA EDUCATION COMPANY<<                                                                            4,478,169
        238,000   CITRIX SYSTEMS INCORPORATED<<                                                                          8,472,800
        353,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                    10,445,270
        132,000   GLOBAL PAYMENTS INCORPORATED                                                                           5,583,600
      1,526,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                            7,950,460
        420,000   RED HAT INCORPORATED                                                                                   9,588,600
                                                                                                                        65,317,639
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 5.11%
        715,000   AMYLIN PHARMACEUTICALS INCORPORATED<<                                                                 10,517,650
        255,000   HOSPIRA INCORPORATED                                                                                   9,799,650
        275,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        9,696,500
        515,800   NALCO HOLDING COMPANY                                                                                  9,124,502
                                                                                                                        39,138,302
                                                                                                                 -----------------
COMMUNICATIONS: 5.72%
        472,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                 9,661,840
      1,064,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A                                                         7,086,240
        402,000   NEUSTAR INCORPORATED CLASS A                                                                           9,117,360
        276,707   TIME WARNER CABLE INCORPORATED<<                                                                       9,147,933
        884,000   TIME WARNER TELECOM INCORPORATED                                                                       8,751,600
                                                                                                                        43,764,973
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 3.88%
        195,451   CITY NATIONAL CORPORATION                                                                              7,708,587
        362,668   FIRSTMERIT CORPORATION                                                                                 6,774,636
      1,182,463   MARSHALL & ILSLEY CORPORATION                                                                          7,142,077
      2,300,000   SYNOVUS FINANCIAL CORPORATION<<                                                                        8,073,000
                                                                                                                        29,698,300
                                                                                                                 -----------------
E-COMMERCE/SERVICES: 1.46%
        612,000   GSI COMMERCE INCORPORATED<<                                                                           11,162,880
                                                                                                                 -----------------
EATING & DRINKING PLACES: 1.26%
        458,000   JACK IN THE BOX INCORPORATED                                                                           9,663,800
                                                                                                                 -----------------
EDUCATIONAL SERVICES: 0.56%
         61,900   APOLLO GROUP INCORPORATED CLASS A                                                                      4,273,576
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.41%
        407,000   REPUBLIC SERVICES INCORPORATED                                                                 $      10,826,200
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.80%
        574,000   ALTERA CORPORATION                                                                                    10,728,060
        254,100   AMETEK INCORPORATED                                                                                    8,222,676
        425,000   ENERSYS<<                                                                                              8,410,750
        821,000   NVIDIA CORPORATION                                                                                    10,615,530
        206,000   TESSERA TECHNOLOGIES INCORPORATED                                                                      5,786,540
         44,000   WHIRLPOOL CORPORATION<<                                                                                2,511,960
        267,000   XILINX INCORPORATED                                                                                    5,791,230
                                                                                                                        52,066,746
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.36%
        296,000   ACCENTURE LIMITED CLASS A                                                                             10,380,720
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.10%
        335,000   CROWN HOLDINGS INCORPORATED                                                                            8,408,500
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 1.21%
        157,000   GENERAL MILLS INCORPORATED                                                                             9,248,870
                                                                                                                 -----------------
FOOD STORES: 1.25%
        447,000   KROGER COMPANY                                                                                         9,556,860
                                                                                                                 -----------------
FURNITURE & FIXTURES: 1.52%
        547,000   HERMAN MILLER INCORPORATED                                                                             9,085,670
        184,000   MASCO CORPORATION                                                                                      2,563,120
                                                                                                                        11,648,790
                                                                                                                 -----------------
HEALTH SERVICES: 1.00%
        138,000   UNIVERSAL HEALTH SERVICES CLASS B                                                                      7,674,180
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.98%
        190,000   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                         7,537,300
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.94%
      1,148,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED                                                            9,023,280
        286,000   CAMERON INTERNATIONAL CORPORATION                                                                      8,931,780
        337,000   CARLISLE COMPANIES INCORPORATED                                                                       10,561,580
        288,820   DIEBOLD INCORPORATED                                                                                   8,006,090
        260,000   DOVER CORPORATION                                                                                      8,842,600
        307,000   SMITH INTERNATIONAL INCORPORATED                                                                       7,714,910
                                                                                                                        53,080,240
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.10%
        339,000   WILLIS GROUP HOLDINGS LIMITED                                                                          8,447,880
                                                                                                                 -----------------
INSURANCE CARRIERS: 4.31%
        435,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                   10,918,500
        262,370   REINSURANCE GROUP OF AMERICA INCORPORATED                                                             10,888,355
        222,000   RENAISSANCERE HOLDINGS LIMITED                                                                        11,155,500
                                                                                                                        32,962,355
                                                                                                                 -----------------
LEATHER & LEATHER PRODUCTS: 1.25%
        323,000   COACH INCORPORATED                                                                                     9,557,570
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.23%
        840,000   BOSTON SCIENTIFIC CORPORATION                                                                  $       9,021,600
        751,000   HOLOGIC INCORPORATED                                                                                  11,032,190
        209,000   THERMO FISHER SCIENTIFIC INCORPORATED                                                                  9,463,520
        443,000   TRIMBLE NAVIGATION LIMITED                                                                            10,503,530
                                                                                                                        40,020,840
                                                                                                                 -----------------
MEDICAL EQUIPMENT & SUPPLIES: 1.10%
        239,000   VARIAN MEDICAL SYSTEMS INCORPORATED                                                                    8,429,530
                                                                                                                 -----------------
MEDICAL PRODUCTS: 1.23%
        202,000   ZIMMER HOLDINGS INCORPORATED                                                                           9,413,200
                                                                                                                 -----------------
METAL MINING: 1.10%
        429,000   KINROSS GOLD CORPORATION                                                                               8,425,560
                                                                                                                 -----------------
MOTION PICTURES: 0.60%
        186,000   DISCOVERY COMMUNICATIONS INCORPORATED<<                                                                4,557,000
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
      1,985,000   CAPITALSOURCE INCORPORATED                                                                             9,210,400
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 4.64%
        122,000   EOG RESOURCES INCORPORATED                                                                             9,031,660
        483,100   FOREST OIL CORPORATION                                                                                 8,140,235
        257,000   NEWFIELD EXPLORATION COMPANY                                                                          10,107,810
        242,000   NOBLE CORPORATION                                                                                      8,194,120
                                                                                                                        35,473,825
                                                                                                                 -----------------
PAPER & ALLIED PRODUCTS: 1.20%
        467,000   PACKAGING CORPORATION OF AMERICA                                                                       9,185,890
                                                                                                                 -----------------
PERSONAL SERVICES: 1.28%
        718,000   REGIS CORPORATION<<                                                                                    9,807,880
                                                                                                                 -----------------
RAILROAD TRANSPORTATION: 1.01%
        178,000   NORFOLK SOUTHERN CORPORATION                                                                           7,698,500
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.32%
        511,080   INVESCO LIMITED                                                                                       10,093,830
                                                                                                                 -----------------
TEXTILE MILL PRODUCTS: 0.15%
         22,086   MOHAWK INDUSTRIES INCORPORATED<<                                                                       1,139,196
                                                                                                                 -----------------
TRANSPORTATION BY AIR: 1.07%
        355,000   ALASKA AIR GROUP INCORPORATED<<                                                                        8,186,300
                                                                                                                 -----------------
TRANSPORTATION SERVICES: 0.90%
        274,000   GATX CORPORATION<<                                                                                     6,910,280
                                                                                                                 -----------------
WATER TRANSPORTATION: 0.71%
        375,000   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                      5,445,000
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 3.70%
        448,300   DEAN FOODS COMPANY                                                                                     9,499,477
        187,000   MCKESSON CORPORATION<<                                                                                 9,565,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
        192,562   TRACTOR SUPPLY COMPANY<<                                                                       $       9,237,199
                                                                                                                        28,301,726
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS: 2.27%
        403,000   ARROW ELECTRONICS INCORPORATED                                                                        10,385,310
        210,000   BORGWARNER INCORPORATED<<                                                                              6,969,900
                                                                                                                        17,355,210
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $637,746,760)                                                                                690,884,433
                                                                                                                 -----------------
INVESTMENT COMPANIES: 1.66%
STOCK FUNDS: 1.66%
        146,000   DJ WILSHIRE REIT ETF<<                                                                                 5,476,460
        250,000   UTILITIES SELECT SECTOR SPDR FUND<<                                                                    7,235,000
                                                                                                                 -----------------
TOTAL INVESTMENT COMPANIES (COST $11,434,094)                                                                           12,711,460
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 9.45%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.80%
      3,445,094   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       3,445,094
      3,445,094   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           3,445,094
      3,445,094   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                               3,445,094
      3,445,094   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  3,445,094
                                                                                                                        13,780,376
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.65%
$     1,568,498   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009            1,568,524
      1,456,463   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009            1,456,357
        168,053   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009              168,046
        560,178   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              560,089
        560,178   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              560,149
         84,027   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               84,016
      1,120,356   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009            1,120,280
      1,450,329   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $1,450,358)                0.24     08/03/2009            1,450,329
        756,240   BANK OF IRELAND                                                         0.30     08/04/2009              756,240
        504,160   BANK OF IRELAND                                                         0.60     08/07/2009              504,160
      1,092,347   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009            1,092,347
        440,496   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              440,483
        532,421   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              532,357
      1,400,445   CAFCO LLC++(p)                                                          0.24     08/03/2009            1,400,426
        112,036   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027              112,036
        154,049   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028              154,049
        420,133   CALYON (NEW YORK)                                                       0.70     08/03/2009              420,143
      1,260,400   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009            1,260,350
        140,044   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009              140,042
      1,608,984   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               26,548
      1,238,754   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008               20,439
         74,154   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               74,154
        420,133   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              420,050
        224,071   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030              224,071
        840,267   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              840,206
        728,231   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              728,231
      1,736,552   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                     VALUE $1,736,590)                                                    0.26     08/03/2009            1,736,552
        784,249   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              784,249

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,120,356   DEN NORSKE BANK ASA++                                                   0.26%    08/12/2009    $       1,120,267
        504,160   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              504,160
        336,107   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              336,097
        420,133   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              420,119
        215,332   E.ON AG++                                                               0.26     08/17/2009              215,308
        700,222   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              700,177
      1,036,329   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009            1,036,292
        560,542   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              560,518
      1,120,356   FORTIS BANK NV SA                                                       0.25     08/03/2009            1,120,356
        686,218   GDF SUEZ++                                                              0.26     08/04/2009              686,203
        210,067   GDF SUEZ++                                                              0.26     08/14/2009              210,047
        504,160   GDF SUEZ++                                                              0.26     08/26/2009              504,069
      1,120,356   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009            1,120,305
        629,472   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $629,483)                 0.21     08/03/2009              629,472
        560,178   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              560,165
        420,133   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              420,114
      5,738,117   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009            1,767,914
         46,215   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               46,215
        420,133   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              420,133
        140,044   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.40     07/01/2029              140,044
         56,018   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      0.47     01/01/2018               56,018
        420,133   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              420,120
        140,044   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009              140,037
        196,062   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009              196,049
      2,296,730   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,296,770)               0.21     08/03/2009            2,296,730
         84,027   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               84,027
        336,107   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              336,097
        840,267   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              840,133
         56,018   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               56,016
        931,296   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              931,296
      1,400,445   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009            1,400,192
        120,438   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028              120,438
        304,513   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              304,488
        924,294   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              924,114
        106,434   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036              106,434
        420,133   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              420,125
        224,071   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009              224,065
         56,018   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               56,018
        178,137   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034              178,137
         56,018   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               56,015
      1,024,397   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009            1,024,274
      1,260,400   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009            1,260,169
        364,116   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              364,104
        616,196   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              615,908
      1,162,369   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009            1,162,369
        700,222   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009              700,154
        560,178   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              560,044
        700,222   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              700,181
        420,498   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              420,442
        700,222   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009              700,212
        588,187   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              588,081
        139,764   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009              139,736
        168,053   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009              168,050
      1,400,445   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009            1,400,320
        840,267   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              840,115
        448,142   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              448,112
        504,160   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              504,140
        252,080   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              252,080
      1,092,347   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009            1,092,347
         84,027   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               84,027
        112,036   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009              112,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       280,089   VERSAILLES CP LLC++(p)                                                  0.50%    08/05/2009    $         280,073
      2,078,136   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              935,161
      1,206,777   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              543,050
      1,475,769   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              664,096
      2,395,164   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008            1,077,824
      1,176,374   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009            1,176,289
        448,142   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              448,131
                                                                                                                        58,560,967
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,708,879)                                                              72,341,343
                                                                                                                 -----------------

     SHARES                                                                           YIELD
---------------                                                                   -------------
SHORT-TERM INVESTMENTS: 7.56%
     57,850,440   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                             0.29%         57,850,440
                                                                                                  -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $57,850,440)                                                          57,850,440
                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $782,740,173)*                                                    108.94%                   $     833,787,676
OTHER ASSETS AND LIABILITIES, NET                                        (8.94)                         (68,452,003)
                                                                        ------                    -----------------
TOTAL NET ASSETS                                                        100.00%                   $     765,335,673
                                                                        ------                    -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $57,850,440.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $792,111,633 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                 $119,975,970
GROSS UNREALIZED DEPRECIATION                                 ($78,299,927)
                                                              ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                     $41,676,043

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 98.63%
AMUSEMENT & RECREATION SERVICES: 1.51%
         50,013   WMS INDUSTRIES INCORPORATED<<+                                                                 $       1,808,470
                                                                                                                ------------------
APPAREL & ACCESSORY STORES: 1.31%
         40,500   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                   582,795
         28,000   PHILLIPS-VAN HEUSEN CORPORATION                                                                          990,640
                                                                                                                         1,573,435
                                                                                                                 -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.30%
         33,800   ADVANCE AUTO PARTS INCORPORATED<<                                                                      1,562,574
                                                                                                                 -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.07%
         45,216   WRIGHT EXPRESS CORPORATION+                                                                            1,278,708
                                                                                                                 -----------------
BIOPHARMACEUTICALS: 1.60%
         11,600   CEPHALON INCORPORATED<<+                                                                                 680,340
         34,500   VERTEX PHARMACEUTICALS INCORPORATED+                                                                   1,242,345
                                                                                                                         1,922,685
                                                                                                                 -----------------
BUSINESS SERVICES: 11.85%
        158,600   ACTIVISION BLIZZARD INCORPORATED+                                                                      1,815,970
         49,100   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                                   2,504,100
         67,800   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    2,006,202
        129,930   GARTNER INCORPORATED+                                                                                  2,221,803
        249,300   LAWSON SOFTWARE INCORPORATED+                                                                          1,480,842
        169,954   OMNITURE INCORPORATED+                                                                                 2,324,971
         59,062   TELETECH HOLDINGS INCORPORATED+                                                                          987,517
         58,100   TOTAL SYSTEM SERVICES INCORPORATED<<                                                                     852,908
                                                                                                                        14,194,313
                                                                                                                 -----------------
CASINO & GAMING: 0.76%
         28,800   PENN NATIONAL GAMING INCORPORATED+                                                                       913,248
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 11.38%
         36,900   CELANESE CORPORATION CLASS A                                                                             948,330
         68,300   ECOLAB INCORPORATED                                                                                    2,835,133
         66,600   FOREST LABORATORIES INCORPORATED+                                                                      1,720,278
         56,518   INVERNESS MEDICAL INNOVATIONS INCORPORATED<<+                                                          1,901,831
        199,000   MYLAN LABORATORIES INCORPORATED<<+                                                                     2,624,810
         32,700   PERRIGO COMPANY                                                                                          887,478
         60,600   SHIRE PLC ADR<<                                                                                        2,715,486
                                                                                                                        13,633,346
                                                                                                                 -----------------
COMMUNICATIONS: 7.12%
         17,800   EQUINIX INCORPORATED<<+                                                                                1,454,794
        341,459   LIVE NATION INCORPORATED<<+                                                                            1,994,121
        115,174   NII HOLDINGS INCORPORATED+                                                                             2,651,305
         93,100   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                              2,428,979
                                                                                                                         8,529,199
                                                                                                                 -----------------
E-COMMERCE/SERVICES: 0.84%
          7,800   PRICELINE.COM INCORPORATED<<+                                                                          1,011,036
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
EATING & DRINKING PLACES: 0.60%
         21,300   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                      $         722,283
                                                                                                                 -----------------
EDUCATIONAL SERVICES: 2.95%
         34,500   APOLLO GROUP INCORPORATED CLASS A<<+                                                                   2,381,880
          5,400   STRAYER EDUCATION INCORPORATED<<                                                                       1,146,852
                                                                                                                         3,528,732
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.39%
         27,836   ACUITY BRANDS INCORPORATED<<                                                                             821,440
         24,600   DOLBY LABORATORIES INCORPORATED CLASS A<<+                                                             1,024,098
        143,252   MICROSEMI CORPORATION+                                                                                 1,955,390
        258,500   PMC-SIERRA INCORPORATED+                                                                               2,365,275
        110,683   SOLERA HOLDINGS INCORPORATED<<+                                                                        2,980,693
         34,000   THOMAS & BETTS CORPORATION+                                                                              905,760
                                                                                                                        10,052,656
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.28%
        57,800    IHS INCORPORATED+                                                                                      2,886,532
       127,850    RESOURCES CONNECTION INCORPORATED+                                                                     1,930,535
        29,900    URS CORPORATION+                                                                                       1,512,940
                                                                                                                         6,330,007
                                                                                                                 -----------------
GENERAL MERCHANDISE STORES: 0.64%
         33,400   BIG LOTS INCORPORATED+                                                                                   769,536
                                                                                                                 -----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.69%
         23,800   BED BATH & BEYOND INCORPORATED+                                                                          827,050
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.76%
        118,100   LAS VEGAS SANDS CORPORATION<<+                                                                         1,104,235
         42,600   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                     1,005,786
                                                                                                                         2,110,021
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.74%
         29,100   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                               857,868
         81,200   GAMESTOP CORPORATION CLASS A<<+                                                                        1,777,468
         55,502   GARDNER DENVER INCORPORATED+                                                                           1,620,103
         79,100   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                  1,425,382
                                                                                                                         5,680,821
                                                                                                                 -----------------
INSURANCE CARRIERS: 1.48%
         14,100   ALLIED WORLD ASSURANCE HOLDINGS<<                                                                        612,786
         29,500   THE HANOVER INSURANCE GROUP INCORPORATED                                                               1,159,645
                                                                                                                         1,772,431
                                                                                                                 -----------------
LEGAL SERVICES: 1.40%
         30,728   FTI CONSULTING INCORPORATED+                                                                           1,672,525
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.58%
        202,300   BOSTON SCIENTIFIC CORPORATION+                                                                         2,172,702
         36,200   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                  1,207,270
         49,600   PERKINELMER INCORPORATED                                                                                 874,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (continued)
         24,178   VARIAN INCORPORATED+                                                                           $       1,227,275
                                                                                                                         5,481,695
                                                                                                                 -----------------
MEDICAL MANAGEMENT SERVICES: 0.78%
         13,300   EXPRESS SCRIPTS INCORPORATED+                                                                            931,532
                                                                                                                 -----------------
MEDICAL PRODUCTS: 1.16%
         26,000   ALLERGAN INCORPORATED<<                                                                                1,389,180
                                                                                                                 -----------------
MISCELLANEOUS RETAIL: 0.54%
         32,600   DICK'S SPORTING GOODS INCORPORATED<<+                                                                    647,110
                                                                                                                 -----------------
MOTION PICTURES: 2.85%
         41,900   DREAMWORKS ANIMATION SKG INCORPORATED+                                                                 1,320,269
        142,493   NATIONAL CINEMEDIA INCORPORATED                                                                        2,096,072
                                                                                                                         3,416,341
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 9.20%
         54,300   CONCHO RESOURCES INCORPORATED+                                                                         1,667,010
         31,100   CONTINENTAL RESOURCES INCORPORATED<<+                                                                  1,052,113
         40,100   NOBLE CORPORATION                                                                                      1,357,786
        128,000   PETROHAWK ENERGY CORPORATION+                                                                          3,107,840
         48,550   RANGE RESOURCES CORPORATION                                                                            2,253,206
         34,600   WHITING PETROLEUM CORPORATION+                                                                         1,590,216
                                                                                                                        11,028,171
                                                                                                                 -----------------
PERSONAL SERVICES: 1.18%
         50,900   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                             1,419,092
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.08%
         31,354   VISTAPRINT LIMITED<<+                                                                                  1,293,353
                                                                                                                 -----------------
REAL ESTATE: 1.32%
        145,030   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           1,580,827
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.60%
         27,700   LAZARD LIMITED                                                                                         1,024,623
         43,400   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                   890,568
                                                                                                                         1,915,191
                                                                                                                 -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.88%
         31,000   OWENS-ILLINOIS INCORPORATED+                                                                           1,052,140
                                                                                                                 -----------------
THEATERS & ENTERTAINMENT: 1.43%
        137,400   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                    1,709,256
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT: 3.99%
         61,400   ITT CORPORATION<<                                                                                      3,033,160
         46,100   POLARIS INDUSTRIES INCORPORATED                                                                        1,745,807
                                                                                                                         4,778,967
                                                                                                                 -----------------
TRANSPORTATION SERVICES: 0.59%
         55,600   UTI WORLDWIDE INCORPORATED                                                                               701,672
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.78%
         20,900   AIRGAS INCORPORATED                                                                            $         931,722
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $121,195,725)                                                                                118,169,325
                                                                                                                 -----------------
RIGHTS: 0.00%
         31,200   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                               0
TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 23.55%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.68%
      1,400,297   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       1,400,297
      1,400,297   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,400,297
      1,400,297   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                               1,400,297
      1,400,297   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,400,297
                                                                                                                         5,601,188
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 18.87%
$       637,534   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009              637,544
        591,996   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009              591,953
         68,307   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009               68,304
        227,691   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              227,655
        227,691   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              227,679
         34,154   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               34,149
        455,381   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009              455,351
        589,502   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $589,514)                  0.24     08/03/2009              589,502
        307,382   BANK OF IRELAND                                                         0.30     08/04/2009              307,382
        204,922   BANK OF IRELAND                                                         0.60     08/07/2009              204,922
        443,997   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009              443,997
        179,045   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              179,039
        216,409   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              216,383
        569,227   CAFCO LLC++(p)                                                          0.24     08/03/2009              569,219
         45,538   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027               45,538
         62,615   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028               62,615
        170,768   CALYON (NEW YORK)                                                       0.70     08/03/2009              170,772
        512,304   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009              512,283
         56,923   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009               56,922
        273,510   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008                4,513
        210,575   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008                3,474
         30,141   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               30,141
        170,768   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              170,734
         91,076   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030               91,076
        341,536   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              341,511
        295,998   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              295,998
        705,841   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                     $705,856)                                                            0.26     08/03/2009              705,841
        318,767   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              318,767
        455,381   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009              455,345
        204,922   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              204,922
        136,614   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              136,611
        170,768   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              170,762
         87,524   E.ON AG++                                                               0.26     08/17/2009               87,514
        284,613   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              284,595
        421,228   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009              421,213
        227,839   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              227,829
        455,381   FORTIS BANK NV SA                                                       0.25     08/03/2009              455,381
        278,921   GDF SUEZ++                                                              0.26     08/04/2009              278,915
         85,384   GDF SUEZ++                                                              0.26     08/14/2009               85,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       204,922   GDF SUEZ++                                                              0.26%    08/26/2009    $         204,885
        455,381   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009              455,361
        255,856   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $255,860)                 0.21     08/03/2009              255,856
        227,691   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              227,686
        170,768   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              170,760
        975,418   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009              300,526
         18,784   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               18,784
        170,768   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              170,768
         56,923   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.40     07/01/2029               56,923
         22,769   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      0.47     01/01/2018               22,769
        170,768   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              170,763
         56,923   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009               56,920
         79,692   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009               79,686
        933,532   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $933,548)                 0.21     08/03/2009              933,532
         34,154   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               34,154
        136,614   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              136,610
        341,536   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              341,481
         22,769   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               22,768
        378,536   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              378,536
        569,227   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009              569,124
         48,953   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028               48,953
        123,773   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              123,762
        375,690   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              375,616
         43,261   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036               43,261
        170,768   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              170,765
         91,076   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009               91,074
         22,769   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               22,769
         72,406   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034               72,406
         22,769   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               22,768
        416,378   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009              416,328
        512,304   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009              512,210
        147,999   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              147,994
        250,460   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              250,343
        472,458   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009              472,458
        284,613   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009              284,586
        227,691   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              227,636
        284,613   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              284,596
        170,916   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              170,893
        284,613   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009              284,609
        239,075   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              239,032
         56,809   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009               56,797
         68,307   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009               68,306
        569,227   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009              569,176
        341,536   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              341,474
        182,153   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              182,140
        204,922   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              204,913
        102,461   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              102,461
        443,997   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009              443,997
         34,154   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               34,154
         45,538   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009               45,536
        113,845   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009              113,839
        353,261   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              158,967
        205,139   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008               92,313
        250,865   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              112,889
        407,152   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008              183,218
        478,150   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009              478,116

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       182,153   YORKTOWN CAPITAL LLC++(p)                                               0.26%    08/06/2009    $         182,146
                                                                                                                        22,612,120
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,006,721)                                                              28,213,308
                                                                                                                 -----------------

    SHARES                                                                           YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 2.30%
     2,760,762    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.29%                          2,760,762
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,760,762)                                                                           2,760,762
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $152,963,208)*                                            124.48%                                          $     149,143,395
OTHER ASSETS AND LIABILITIES, NET                               (24.48)                                                (29,328,549)
                                                                ------                                           -----------------
TOTAL NET ASSETS                                                100.00%                                          $     119,814,846
                                                                ------                                           -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,760,762.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $154,168,906 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $10,475,388
GROSS UNREALIZED DEPRECIATION               ($15,500,899)
                                            ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)  ($ 5,025,511)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
EATING & DRINKING PLACES: 1.33%
        594,900   CKE RESTAURANTS INCORPORATED                                                                   $       5,264,865
        125,300   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                              4,248,923
                                                                                                                         9,513,788
                                                                                                                 -----------------
EDUCATIONAL SERVICES: 2.54%
        372,938   BRIDGEPOINT EDUCATION INCORPORATED+                                                                    6,772,554
        302,955   GRAND CANYON EDUCATION INCORPORATED<<+                                                                 5,304,742
        327,500   K12 INCORPORATED<<+                                                                                    6,147,175
                                                                                                                        18,224,471
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.67%
        164,300   ACUITY BRANDS INCORPORATED<<                                                                           4,848,493
        439,600   GREATBATCH INCORPORATED<<+                                                                             9,688,784
      1,093,087   INFORMATION SERVICES GROUP INCORPORATED<<+                                                             3,814,874
        760,059   MICROSEMI CORPORATION+                                                                                10,374,805
      1,520,750   PMC-SIERRA INCORPORATED+                                                                              13,914,863
        446,151   POLYPORE INTERNATIONAL INCORPORATED<<+                                                                 5,509,965
        632,028   SOLERA HOLDINGS INCORPORATED+                                                                         17,020,514
        352,529   UNIVERSAL DISPLAY CORPORATION<<+                                                                       4,283,227
                                                                                                                        69,455,525
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.79%
         79,885   IHS INCORPORATED<<+                                                                                    3,989,457
        443,670   NAVIGANT CONSULTING INCORPORATED+                                                                      5,279,673
        710,582   RESOURCES CONNECTION INCORPORATED<<+                                                                  10,729,788
                                                                                                                        19,998,918
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.54%
        998,100   MUELLER WATER PRODUCTS INCORPORATED                                                                    3,852,666
                                                                                                                 -----------------
FINANCIAL INSTITUTIONS: 0.95%
        435,800   DOLLAR FINANCIAL CORPORATION+                                                                          6,842,060
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 0.26%
        662,902   SENOMYX INCORPORATED+                                                                                  1,856,126
                                                                                                                 -----------------
HEALTH SERVICES: 1.01%
        474,504   INVENTIV HEALTH INCORPORATED+                                                                          7,278,891
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.52%
      1,377,364   GREAT WOLF RESORTS INCORPORATED+                                                                       3,718,883
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.58%
         95,900   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                             2,827,132
        289,284   GARDNER DENVER INCORPORATED+                                                                           8,444,200
        466,300   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                  8,402,726
        123,500   THE MIDDLEBY CORPORATION<<+                                                                            6,039,150
                                                                                                                        25,713,208
                                                                                                                 -----------------
INSURANCE CARRIERS: 2.36%
        127,100   FIRST MERCURY FINANCIAL CORPORATION                                                                    1,836,595
         81,737   THE NAVIGATORS GROUP INCORPORATED+                                                                     4,030,451
        443,075   TOWER GROUP INCORPORATED                                                                              11,063,583
                                                                                                                        16,930,629
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
LEGAL SERVICES: 0.86%
        112,881   FTI CONSULTING INCORPORATED<<+                                                                 $       6,144,113
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.38%
        302,524   ALIGN TECHNOLOGY INCORPORATED<<+                                                                       3,300,537
        548,939   CELERA CORPORATION+                                                                                    3,293,634
        242,565   ESTERLINE TECHNOLOGIES CORPORATION+                                                                    6,896,123
        878,467   EV3 INCORPORATED+                                                                                     10,778,790
      1,349,480   IXIA+                                                                                                 10,175,079
        305,955   SENORX INCORPORATED+                                                                                   1,190,165
        275,767   SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                  7,167,184
        371,882   SONOSITE INCORPORATED+                                                                                 8,765,259
      1,172,649   SPECTRANETICS CORPORATION+                                                                             6,086,048
        176,018   STERIS CORPORATION                                                                                     4,942,585
        634,026   SYMMETRY MEDICAL INCORPORATED+                                                                         5,427,263
        128,370   VARIAN INCORPORATED+                                                                                   6,516,061
                                                                                                                        74,538,728
                                                                                                                 -----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.82%
        142,400   NUVASIVE INCORPORATED<<+                                                                               5,893,936
                                                                                                                 -----------------
MEDICAL PRODUCTS: 1.42%
        670,272   VOLCANO CORPORATION+                                                                                  10,181,432
                                                                                                                 -----------------
METAL FABRICATE, HARDWARE: 0.53%
        196,700   CHART INDUSTRIES INCORPORATED+                                                                         3,788,442
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.52%
        522,275   SHUFFLE MASTER INCORPORATED+                                                                           3,760,380
                                                                                                                 -----------------
MOTION PICTURES: 2.71%
        649,860   CINEMARK HOLDINGS INCORPORATED                                                                         7,206,947
        832,834   NATIONAL CINEMEDIA INCORPORATED                                                                       12,250,988
                                                                                                                        19,457,935
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 3.10%
        206,000   CONCHO RESOURCES INCORPORATED+                                                                         6,324,200
        221,730   GOODRICH PETROLEUM CORPORATION<<+                                                                      5,687,375
        480,400   VENOCO INCORPORATED+                                                                                   4,246,736
        131,210   WHITING PETROLEUM CORPORATION+                                                                         6,030,412
                                                                                                                        22,288,723
                                                                                                                 -----------------
PERSONAL SERVICES: 0.97%
        250,700   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                             6,989,516
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.70%
      1,448,785   INNERWORKINGS INCORPORATED<<+                                                                          7,490,218
        155,800   MSCI INCORPORATED+                                                                                     4,354,610
        889,822   SHUTTERFLY INCORPORATED<<+                                                                            14,290,541
        185,051   VISTAPRINT LIMITED<<+                                                                                  7,633,354
                                                                                                                        33,768,723
                                                                                                                 -----------------
REAL ESTATE: 0.94%
        616,620   CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                         6,721,158
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.54%
        213,852   EVERCORE PARTNERS INCORPORATED CLASS A<<                                                               4,206,469

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
        496,489   GFI GROUP INCORPORATED                                                                         $       3,202,354
        575,400   MF GLOBAL LIMITED<<+                                                                                   3,671,052
                                                                                                                        11,079,875
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT: 2.19%
        272,029   POLARIS INDUSTRIES INCORPORATED                                                                       10,301,738
        160,800   WABTEC CORPORATION                                                                                     5,410,920
                                                                                                                        15,712,658
                                                                                                                 -----------------
TRANSPORTATION SERVICES: 0.51%
        290,700   UTI WORLDWIDE INCORPORATED                                                                             3,668,634
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS: 0.54%
        217,713   LKQ CORPORATION+                                                                                       3,905,771
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $670,990,134)                                                                                679,865,668
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 17.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.43%
      6,158,806   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       6,158,806
      6,158,806   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           6,158,806
      6,158,806   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                               6,158,806
      6,158,806   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  6,158,806
                                                                                                                        24,635,224
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.99%
$     2,804,009   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009            2,804,056
      2,603,723   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009            2,603,535
        300,430   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009              300,416
      1,001,432   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009            1,001,273
      1,001,432   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009            1,001,380
        150,215   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009              150,196
      2,002,864   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009            2,002,729
      2,592,757   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $2,592,809)                0.24     08/03/2009            2,592,757
      1,351,933   BANK OF IRELAND                                                         0.30     08/04/2009            1,351,933
        901,289   BANK OF IRELAND                                                         0.60     08/07/2009              901,289
      1,952,792   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009            1,952,792
        787,476   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              787,453
        951,811   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              951,697
      2,503,580   CAFCO LLC++(p)                                                          0.24     08/03/2009            2,503,546
        200,286   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027              200,286
        275,394   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028              275,394
        751,074   CALYON (NEW YORK)                                                       0.70     08/03/2009              751,091
      2,253,222   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009            2,253,131
        250,358   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009              250,353
      1,518,412   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               25,054
      1,169,023   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008               19,289
        132,565   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038              132,565
        751,074   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              750,925
        400,573   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030              400,573
      1,502,148   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009            1,502,039
      1,301,862   CREDIT AGRICOLE SA                                                      0.20     08/03/2009            1,301,862
      3,104,439   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $3,104,506)                                          0.26     08/03/2009            3,104,439
      1,402,005   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009            1,402,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------         -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,002,864   DEN NORSKE BANK ASA++                                                   0.26%    08/12/2009    $       2,002,705
        901,289   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              901,289
        600,859   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              600,842
        751,074   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              751,048
        384,950   E.ON AG++                                                               0.26     08/17/2009              384,906
      1,251,790   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009            1,251,709
      1,852,649   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009            1,852,583
      1,002,083   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009            1,002,039
      2,002,864   FORTIS BANK NV SA                                                       0.25     08/03/2009            2,002,864
      1,226,754   GDF SUEZ++                                                              0.26     08/04/2009            1,226,728
        375,537   GDF SUEZ++                                                              0.26     08/14/2009              375,502
        901,289   GDF SUEZ++                                                              0.26     08/26/2009              901,126
      2,002,864   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009            2,002,774
      1,125,309   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,125,329)            0.21     08/03/2009            1,125,309
      1,001,432   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009            1,001,409
        751,074   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              751,039
      5,415,112   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009            1,668,396
         82,618   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               82,618
        751,074   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              751,074
        250,358   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.40     07/01/2029              250,358
        100,143   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      0.47     01/01/2018              100,143
        751,074   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              751,051
        250,358   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009              250,345
        350,501   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009              350,478
      4,105,871   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,105,943)               0.21     08/03/2009            4,105,871
        150,215   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025              150,215
        600,859   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              600,841
      1,502,148   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009            1,501,908
        100,143   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009              100,140
      1,664,881   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034            1,664,881
      2,503,580   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009            2,503,128
        215,308   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028              215,308
        544,378   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              544,333
      1,652,363   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009            1,652,041
        190,272   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036              190,272
        751,074   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              751,059
        400,573   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009              400,562
        100,143   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018              100,143
        318,455   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034              318,455
        100,143   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009              100,139
      1,831,319   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009            1,831,099
      2,253,222   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009            2,252,809
        650,931   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              650,910
      1,101,575   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009            1,101,061
      2,077,971   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009            2,077,971
      1,251,790   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009            1,251,668
      1,001,432   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009            1,001,193
      1,251,790   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009            1,251,715
        751,725   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              751,626
      1,251,790   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009            1,251,771
      1,051,504   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009            1,051,314
        249,857   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009              249,807
        300,430   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009              300,424
      2,503,580   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009            2,503,357
      1,502,148   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009            1,501,877
        801,146   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              801,091
        901,289   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              901,252
        450,644   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              450,644
      1,952,792   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009            1,952,792
        150,215   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040              150,215
        200,286   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009              200,278

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------         -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       500,716   VERSAILLES CP LLC++(p)                                                  0.50%    08/05/2009    $         500,688
      1,961,155   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              882,520
      1,138,846   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              512,481
      1,392,696   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              626,713
      2,260,337   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008            1,017,152
      2,103,007   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009            2,102,855
        801,146   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              801,119
                                                                                                                       100,440,091
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $128,975,982)                                                            125,075,315
                                                                                                                 -----------------

     SHARES                                                                           YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 4.73%
     33,985,652   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.29%                         33,985,652
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $33,985,652)                                                                         33,985,652
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $833,951,768)*                                                                    116.83%                  $     838,926,635
OTHER ASSETS AND LIABILITIES, NET                                                       (16.83)                       (120,839,353)
                                                                                        ------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $     718,087,282
                                                                                        ------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS  SECURITY IS CURRENTLY  IN DEFAULT WITH REGARDS TO SCHEDULED  INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,985,652.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $853,615,323 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                        $80,599,444
GROSS UNREALIZED DEPRECIATION                                       ($95,288,132)
                                                                    ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                          ($14,688,688)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 85.80%
APPAREL & ACCESSORY STORES: 0.89%
        164,600   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                 $       5,393,943
                                                                                                                 -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.70%
        250,700   STANDARD PARKING CORPORATION+                                                                          4,234,323
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.65%
        149,800   TUTOR PRINI CORPORATION<<+                                                                             2,763,810
         86,900   WALTER INVESTMENT MANAGEMENT+                                                                          1,168,805
                                                                                                                         3,932,615
                                                                                                                 -----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.92%
        452,800   CENTRAL GARDEN & PET COMPANY<<+                                                                        5,551,328
                                                                                                                 -----------------
BUSINESS SERVICES: 15.04%
         54,100   ARBITRON INCORPORATED                                                                                    880,748
        508,500   ARIBA INCORPORATED+                                                                                    5,344,335
        391,000   ASPEN TECHNOLOGY INCORPORATED+                                                                         3,870,900
         70,100   CAPELLA EDUCATION COMPANY<<+                                                                           4,511,636
        214,700   COMMVAULT SYSTEMS INCORPORATED+                                                                        3,737,927
        284,000   COMSCORE INCORPORATED+                                                                                 4,322,480
        109,300   F5 NETWORKS INCORPORATED+                                                                              4,057,216
        661,700   GARTNER INCORPORATED+                                                                                 11,315,070
        318,800   HEALTHCARE SERVICES GROUP                                                                              5,951,996
        113,700   HMS HOLDINGS CORPORATION+                                                                              4,366,080
        197,800   HURON CONSULTING GROUP INCORPORATED<<+                                                                 8,772,430
        393,600   INFORMATICA CORPORATION+                                                                               7,238,304
        467,400   INTERNAP NETWORK SERVICES<<+                                                                           1,420,896
        145,600   LAMAR ADVERTISING COMPANY CLASS A<<+                                                                   3,063,424
         87,700   MANHATTAN ASSOCIATES INCORPORATED+                                                                     1,622,450
        360,900   NETSCOUT SYSTEMS INCORPORATED+                                                                         3,590,955
        225,400   ONLINE RESOURCES CORPORATION+                                                                          1,489,894
        582,400   PARAMETRIC TECHNOLOGY CORPORATION+                                                                     7,518,784
        186,200   RENT-A-CENTER INCORPORATED+                                                                            3,865,512
        522,300   SONICWALL INCORPORATED+                                                                                3,964,257
                                                                                                                        90,905,294
                                                                                                                 -----------------
CASINO & GAMING: 0.41%
        249,300   PINNACLE ENTERTAINMENT INCORPORATED+                                                                   2,500,479
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 2.97%
        347,300   CABOT CORPORATION                                                                                      6,355,590
         34,200   DENDREON CORPORATION<<+                                                                                  827,982
        259,200   NBTY INCORPORATED+                                                                                     9,383,040
         51,200   PERRIGO COMPANY<<                                                                                      1,389,568
                                                                                                                        17,956,180
                                                                                                                 -----------------
COMMUNICATIONS: 0.94%
        549,800   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                         3,155,852
        142,600   SYNIVERSE HOLDINGS INCORPORATED+                                                                       2,499,778
                                                                                                                         5,655,630
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 4.30%
         97,200   BANK OF HAWAII CORPORATION<<                                                                           3,729,564
         71,800   BERKSHIRE HILLS BANCORP INCORPORATED                                                                   1,641,348
        462,300   BROOKLINE BANCORP INCORPORATED                                                                         5,385,795

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
DEPOSITORY INSTITUTIONS (continued)
        507,310   CVB FINANCIAL CORPORATION<<                                                                    $       3,825,117
        238,400   EURONET WORLDWIDE INCORPORATED+                                                                        5,015,936
        122,500   WESTAMERICA BANCORPORATION                                                                             6,401,850
                                                                                                                        25,999,610
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES: 7.10%
         98,200   CLEAN HARBORS INCORPORATED<<+                                                                          5,123,094
        112,900   CLECO CORPORATION                                                                                      2,674,601
        242,700   IESI-BFC LIMITED                                                                                       3,230,337
        215,400   NORTHWESTERN CORPORATION                                                                               5,212,680
        237,900   PORTLAND GENERAL ELECTRIC COMPANY                                                                      4,527,237
        117,300   UIL HOLDINGS CORPORATION<<                                                                             2,862,120
        121,800   UNISOURCE ENERGY CORPORATION<<                                                                         3,361,680
        565,750   WASTE CONNECTIONS INCORPORATED+                                                                       15,959,808
                                                                                                                        42,951,557
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.34%
        831,400   ANADIGICS INCORPORATED+                                                                                3,441,996
        617,500   ATMEL CORPORATION+                                                                                     2,574,975
        405,200   HARMONIC INCORPORATED+                                                                                 2,808,036
        250,300   PMC-SIERRA INCORPORATED+                                                                               2,290,245
        207,800   QLOGIC CORPORATION+                                                                                    2,711,790
        211,900   SEMTECH CORPORATION+                                                                                   3,898,960
        109,200   STANDARD MICROSYSTEMS CORPORATION+                                                                     2,533,440
        388,000   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                   2,758,680
        192,800   VOLTERRA SEMICONDUCTOR CORPORATION+                                                                    3,198,552
                                                                                                                        26,216,674
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.20%
        318,400   GENPACT LIMITED+                                                                                       4,463,968
        563,400   LEXICON GENETICS INCORPORATED<<+                                                                         749,322
        194,700   LUMINEX CORPORATION<<+                                                                                 3,440,349
        201,900   SEATTLE GENETICS INCORPORATED<<+                                                                       2,432,895
         58,600   WATSON WYATT & COMPANY HOLDINGS                                                                        2,188,124
                                                                                                                        13,274,658
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 2.75%
         83,300   BOSTON BEER COMPANY INCORPORATED<<+                                                                    2,598,127
         85,700   DIAMOND FOODS INCORPORATED                                                                             2,416,740
        174,300   SANDERSON FARMS INCORPORATED                                                                           7,090,524
        167,400   UNITED NATURAL FOODS INCORPORATED+                                                                     4,524,822
                                                                                                                        16,630,213
                                                                                                                 -----------------
HEALTH SERVICES: 2.13%
         33,800   AMSURG CORPORATION+                                                                                      696,956
         81,200   ATHENAHEALTH INCORPORATED<<+                                                                           2,999,528
        365,700   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                    2,205,171
        495,700   SKILLED HEALTHCARE GROUP INCORPORATED+                                                                 4,094,482
        297,400   SUN HEALTHCARE GROUP INCORPORATED+                                                                     2,893,702
                                                                                                                        12,889,839
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.84%
         50,800   DIGITAL REALITY TRUST INCORPORATED<<                                                                   2,059,940
        188,200   HILLTOP HOLDINGS INCORPORATED<<+                                                                       2,258,400
        223,600   INVESTORS REAL ESTATE TRUST<<                                                                          2,081,716

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
        239,200   NATIONAL RETAIL PROPERTIES INCORPORATED                                                        $       4,714,632
                                                                                                                        11,114,688
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.88%
        334,500   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                   5,352,000
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.60%
        204,400   IDEX CORPORATION<<                                                                                     5,576,032
        207,900   INTERMEC INCORPORATED+                                                                                 2,835,756
        113,900   SCANSOURCE INCORPORATED+                                                                               3,249,567
        627,500   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                 11,307,550
        254,429   SHAW INDUSTRIES LIMITED CLASS A                                                                        4,829,959
                                                                                                                        27,798,864
                                                                                                                 -----------------
INSURANCE CARRIERS: 4.47%
        122,000   AMERIGROUP CORPORATION+                                                                                3,010,960
        235,047   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                              7,897,579
        145,700   CENTENE CORPORATION+                                                                                   2,813,467
        321,300   REINSURANCE GROUP OF AMERICA INCORPORATED                                                             13,333,950
                                                                                                                        27,055,956
                                                                                                                 -----------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.20%
        404,600   GEO GROUP INCORPORATED+                                                                                7,274,708
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.78%
        542,700   BRUKER BIOSCIENCES CORPORATION<<+                                                                      5,459,562
        149,200   CEPHEID INCORPORATED+                                                                                  1,577,044
        151,900   COOPER COMPANIES INCORPORATED                                                                          4,168,136
        192,200   FEI COMPANY+                                                                                           4,708,900
         75,300   HAEMONETICS CORPORATION+                                                                               4,443,453
        241,900   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                                 5,251,649
         51,800   STERIS CORPORATION                                                                                     1,454,544
         64,200   TECHNE CORPORATION<<                                                                                   4,097,244
         85,300   VEECO INSTRUMENTS INCORPORATED<<+                                                                      1,607,052
        290,100   VIVUS INCORPORATED<<+                                                                                  2,149,641
                                                                                                                        34,917,225
                                                                                                                 -----------------
MEDICAL EQUIPMENT & SUPPLIES: 2.06%
        615,100   PSS WORLD MEDICAL INCORPORATED<<+                                                                     12,431,171
                                                                                                                 -----------------
MEDICAL PRODUCTS: 0.21%
         83,100   VOLCANO CORPORATION+                                                                                   1,262,289
                                                                                                                 -----------------
METAL MINING: 0.90%
        155,700   PAN AMERICAN SILVER CORPORATION<<+                                                                     3,068,847
         57,400   ROYAL GOLD INCORPORATED<<                                                                              2,357,992
                                                                                                                         5,426,839
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.86%
        221,800   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                  2,504,122
         45,500   INTREPID POTASH INCORPORATED<<+                                                                        1,149,330
        218,100   SHUFFLE MASTER INCORPORATED+                                                                           1,570,320
                                                                                                                         5,223,772
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
OIL & GAS EXTRACTION: 4.49%
         82,400   COMSTOCK RESOURCES INCORPORATED+                                                               $       3,172,400
        520,521   GALLEON ENERGY INCORPORATED A+                                                                         2,082,567
        216,700   GOODRICH PETROLEUM CORPORATION<<+                                                                      5,558,355
        561,800   KEY ENERGY SERVICES INCORPORATED+                                                                      3,898,892
        532,700   PETROQUEST ENERGY INCORPORATED<<+                                                                      1,784,545
         83,300   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                               2,386,545
        347,300   ST. MARY LAND & EXPLORATION COMPANY<<                                                                  8,290,051
                                                                                                                        27,173,355
                                                                                                                 -----------------
PAPER & ALLIED PRODUCTS: 1.30%
        225,400   SONOCO PRODUCTS COMPANY                                                                                5,968,592
        199,300   WAUSAU PAPER CORPORATION                                                                               1,873,420
                                                                                                                         7,842,012
                                                                                                                 -----------------
PRIMARY METAL INDUSTRIES: 0.24%
         26,800   SCHNITZER STEEL INDUSTRY<<                                                                             1,441,036
                                                                                                                 -----------------
RAILROAD TRANSPORTATION: 0.48%
        143,300   KANSAS CITY SOUTHERN<<+                                                                                2,910,423
                                                                                                                 -----------------
REAL ESTATE: 0.63%
      1,056,500   CHIMERA INVESTMENT CORPORATION<<                                                                       3,782,270
                                                                                                                 -----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.71%
        106,811   HEALTH CARE REIT INCORPORATED<<                                                                        4,278,849
                                                                                                                 -----------------
RETAIL, TRADE & SERVICES: 0.43%
        121,300   MEN'S WEARHOUSE INCORPORATED<<                                                                         2,621,293
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.89%
        148,200   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                            5,409,300
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.87%
        190,800   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              4,264,380
        191,200   LAZARD LIMITED                                                                                         7,072,488
                                                                                                                        11,336,868
                                                                                                                 -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.28%
        114,400   APOGEE ENTERPRISES INCORPORATED                                                                        1,667,952
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT: 1.65%
        132,000   ATC TECHNOLOGY CORPORATION+                                                                            2,761,440
         63,500   HEICO CORPORATION<<                                                                                    2,345,055
        202,900   THOR INDUSTRIES INCORPORATED<<                                                                         4,851,339
                                                                                                                         9,957,834
                                                                                                                 -----------------
TRANSPORTATION SERVICES: 1.18%
        458,900   AMBASSADORS GROUP INCORPORATED                                                                         7,108,361
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.15%
         80,700   AIRGAS INCORPORATED<<                                                                                  3,597,606
        110,300   NASH FINCH COMPANY                                                                                     3,386,210
                                                                                                                         6,983,816
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
WHOLESALE TRADE-DURABLE GOODS: 2.36%
        136,300   BORGWARNER INCORPORATED<<                                                                      $       4,523,797
        543,000   LKQ CORPORATION+                                                                                       9,741,420
                                                                                                                        14,265,217
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $480,627,058)                                                                                518,728,441
                                                                                                                 -----------------
INVESTMENT COMPANIES: 3.44%
        374,500   ISHARES RUSSELL 2000 INDEX FUND<<                                                                     20,833,435
TOTAL INVESTMENT COMPANIES (COST $18,834,115)                                                                           20,833,435
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 16.61%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.30%
      4,990,021   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       4,990,021
      4,990,021   BLACKROCK LIQUIDITY FUNDSTEMPFUND PORTFOLIO                                                            4,990,021
      4,990,021   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                               4,990,021
      4,990,021   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  4,990,021
                                                                                                                        19,960,084
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.31%
$     2,271,880   ABN AMRO BANK NV (CHICAGO)                                         0.37%         08/07/2009            2,271,917
      2,109,603   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.52          08/06/2009            2,109,450
        243,416   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.53          08/04/2009              243,405
        811,386   ANTALIS US FUNDING CORPORATION++(p)                                0.30          08/20/2009              811,257
        811,386   ANTALIS US FUNDING CORPORATION++(p)                                0.31          08/07/2009              811,344
        121,708   ARABELLA FINANCE LLC++(p)                                          0.75          08/07/2009              121,693
      1,622,771   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.27          08/10/2009            1,622,662
      2,100,718   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $2,100,760)           0.24          08/03/2009            2,100,718
      1,095,371   BANK OF IRELAND                                                    0.30          08/04/2009            1,095,371
        730,247   BANK OF IRELAND                                                    0.60          08/07/2009              730,247
      1,582,202   BANK OF MONTREAL (CHICAGO)                                         0.28          08/10/2009            1,582,202
        638,033   BARTON CAPITAL CORPORATION++(p)                                    0.26          08/05/2009              638,015
        771,181   BRYANT BANK FUNDING LLC++(p)                                       0.27          08/17/2009              771,089
      2,028,464   CAFCO LLC++(p)                                                     0.24          08/03/2009            2,028,437
        162,277   CALCASIEU PARISH LA+/-ss                                           0.65          12/01/2027              162,277
        223,131   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.55          06/01/2028              223,131
        608,539   CALYON (NEW YORK)                                                  0.70          08/03/2009              608,553
      1,825,618   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.29          08/06/2009            1,825,544
        202,846   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.35          08/03/2009              202,842
        931,864   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          02/25/2008               15,376
        717,440   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          05/19/2008               11,838
        107,407   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.80          10/01/2038              107,407
        608,539   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.55          08/14/2009              608,418
        324,554   COOK COUNTY IL+/-ss                                                0.70          11/01/2030              324,554
      1,217,078   CRC FUNDING LLC++(p)                                               0.26          08/11/2009            1,216,990
      1,054,801   CREDIT AGRICOLE SA                                                 0.20          08/03/2009            1,054,801
      2,515,295   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $2,515,349)                                     0.26          08/03/2009            2,515,295
      1,135,940   DANSKE BANK A/S COPENHAGEN                                         0.20          08/03/2009            1,135,940
      1,622,771   DEN NORSKE BANK ASA++                                              0.26          08/12/2009            1,622,642
        730,247   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       1.15          12/15/2037              730,247
        486,831   DEXIA DELAWARE LLC                                                 0.25          08/05/2009              486,818
        608,539   DEXIA DELAWARE LLC                                                 0.25          08/06/2009              608,518
        311,897   E.ON AG++                                                          0.26          08/17/2009              311,861
      1,014,232   ENTERPRISE FUNDING LLC++(p)                                        0.26          08/10/2009            1,014,166
      1,501,063   ERASMUS CAPITAL CORPORATION++(p)                                   0.32          08/05/2009            1,501,010
        811,913   FAIRWAY FINANCE CORPORATION++(p)                                   0.26          08/07/2009              811,878

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,622,771   FORTIS BANK NV SA                                                  0.25%         08/03/2009    $       1,622,771
        993,947   GDF SUEZ++                                                         0.26          08/04/2009              993,926
        304,270   GDF SUEZ++                                                         0.26          08/14/2009              304,241
        730,247   GDF SUEZ++                                                         0.26          08/26/2009              730,115
      1,622,771   GEMINI SECURITIZATION INCORPORATED++(p)                            0.27          08/07/2009            1,622,698
        911,754   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $911,770)         0.21          08/03/2009              911,754
        811,386   GOTHAM FUNDING CORPORATION++(p)                                    0.27          08/04/2009              811,367
        608,539   GOTHAM FUNDING CORPORATION++(p)                                    0.28          08/07/2009              608,511
      3,323,306   GRYPHON FUNDING LIMITED(a)(i)                                      0.00          08/23/2009            1,023,911
         66,939   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              1.00          11/01/2042               66,939
        608,539   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.40          05/15/2034              608,539
        202,846   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.40          07/01/2029              202,846
         81,139   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47          01/01/2018               81,139
        608,539   IRISH LIFE & PERMANENT PLC++                                       0.56          08/03/2009              608,520
        202,846   IRISH LIFE & PERMANENT PLC++                                       0.60          08/04/2009              202,836
        283,985   IRISH LIFE & PERMANENT PLC++                                       0.60          08/05/2009              283,966
      3,326,681   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,326,739)       0.21          08/03/2009            3,326,681
        121,708   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.47          04/15/2025              121,708
        486,831   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                          0.55          08/03/2009              486,816
      1,217,078   LIBERTY STREET FUNDING CORPORATION++(p)                            0.25          08/24/2009            1,216,884
         81,139   MANHATTAN ASSET FUNDING COMPANY++(p)                               0.32          08/05/2009               81,136
      1,348,929   MASSACHUSETTS HEFA+/-ss                                            0.32          10/01/2034            1,348,929
      2,028,464   MATCHPOINT MASTER TRUST++(p)                                       0.25          08/27/2009            2,028,098
        174,448   MISSISSIPPI STATE GO+/-ss                                          1.00          11/01/2028              174,448
        441,069   MONT BLANC CAPITAL CORPORATION++(p)                                0.27          08/12/2009              441,033
      1,338,786   MONT BLANC CAPITAL CORPORATION++(p)                                0.28          08/26/2009            1,338,526
        154,163   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35          02/01/2036              154,163
        608,539   NATEXIS BANQUES POPULAIRES                                         0.24          08/04/2009              608,527
        324,554   NATEXIS BANQUES POPULAIRES                                         0.24          08/05/2009              324,546
         81,139   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           2.00          01/01/2018               81,139
        258,021   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.39          01/01/2034              258,021
         81,139   REGENCY MARKETS #1 LLC++(p)                                        0.25          08/07/2009               81,135
      1,483,781   REGENCY MARKETS #1 LLC++(p)                                        0.27          08/17/2009            1,483,603
      1,825,618   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.55          08/13/2009            1,825,283
        527,401   ROMULUS FUNDING CORPORATION++(p)                                   0.57          08/03/2009              527,384
        892,524   ROMULUS FUNDING CORPORATION++(p)                                   0.70          08/25/2009              892,108
      1,683,625   ROYAL BANK OF SCOTLAND CT                                          0.29          08/07/2009            1,683,625
      1,014,232   SALISBURY RECEIVABLES COMPANY++(p)                                 0.27          08/14/2009            1,014,133
        811,386   SCALDIS CAPITAL LIMITED++(p)                                       0.33          08/27/2009              811,192
      1,014,232   SCALDIS CAPITAL LIMITED++(p)                                       0.43          08/06/2009            1,014,171
        609,067   STRAIGHT A FUNDING LLC++(p)                                        0.25          08/20/2009              608,986
      1,014,232   STRAIGHT A FUNDING LLC++(p)                                        0.27          08/03/2009            1,014,217
        851,955   SURREY FUNDING CORPORATION++(p)                                    0.27          08/25/2009              851,802
        202,441   SURREY FUNDING CORPORATION++(p)                                    0.27          08/28/2009              202,400
        243,416   SURREY FUNDING CORPORATION++(p)                                    0.32          08/03/2009              243,411
      2,028,464   TASMAN FUNDING INCORPORATED++(p)                                   0.80          08/05/2009            2,028,284
      1,217,078   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.25          08/27/2009            1,216,859
        649,108   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.27          08/10/2009              649,065
        730,247   TULIP FUNDING CORPORATION++(p)                                     0.29          08/06/2009              730,218
        365,124   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.40          07/01/2032              365,124
      1,582,202   UNICREDITO ITALIANO (NEW YORK)                                     0.44          08/03/2009            1,582,202
        121,708   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.43          12/15/2040              121,708
        162,277   VERSAILLES CP LLC++(p)                                             0.50          08/04/2009              162,270
        405,693   VERSAILLES CP LLC++(p)                                             0.50          08/05/2009              405,670
      1,203,580   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.26          07/28/2008              541,611
        698,921   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.29          08/07/2008              314,514
        854,711   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.48          04/03/2008              384,620
      1,387,190   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.49          02/15/2008              624,236
      1,703,910   WINDMILL FUNDING CORPORATION++(p)                                  0.26          08/11/2009            1,703,787

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       649,108   YORKTOWN CAPITAL LLC++(p)                                          0.26%         08/06/2009    $         649,082
                                                                                                                        80,445,347
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $104,739,182)                                                            100,405,431
                                                                                                                 -----------------

    SHARES                                                                           YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 11.26%
     68,059,194   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                       0.29%                              68,059,194
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $68,059,194)                                                                         68,059,194
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $672,259,549)*                                                            117.11%                       $     708,026,501
OTHER ASSETS AND LIABILITIES, NET                                                  (17.11)                            (103,463,455)
                                                                                   ------                        -----------------
TOTAL NET ASSETS                                                                   100.00%                       $     604,563,046
                                                                                   ------                        -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $68,059,194.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $680,257,490 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 81,196,414
GROSS UNREALIZED DEPRECIATION                ($53,427,403)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 27,769,011


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 92.46%
APPAREL & ACCESSORY STORES: 1.22%
      2,059,335   COLLECTIVE BRANDS INCORPORATED+                                                                $      32,784,610
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.13%
      1,512,609   PALM HARBOR HOMES INCORPORATED+**                                                                      3,433,622
                                                                                                                 -----------------
BUSINESS SERVICES: 4.94%
     14,601,300   3COM CORPORATION+                                                                                     55,046,901
      1,902,300   ABM INDUSTRIES INCORPORATED                                                                           40,081,461
        577,800   COGNEX CORPORATION#                                                                                    9,533,700
        581,700   HEALTHCARE SERVICES GROUP#                                                                            10,860,339
        287,900   HIGHLANDS ACQUISITION CORPORATION+                                                                     2,807,025
      2,109,400   HILL INTERNATIONAL INCORPORATED+**                                                                     9,829,804
        486,600   KFORCE INCORPORATED+                                                                                   4,739,484
                                                                                                                       132,898,714
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 2.37%
      1,227,300   CALGON CARBON CORPORATION#                                                                            15,549,891
        275,200   LIFE TECHNOLOGIES CORPORATION+#                                                                       12,529,860
        175,000   OM GROUP INCORPORATED#                                                                                 5,890,500
      4,788,814   ORASURE TECHNOLOGIES INCORPORATED+**                                                                  13,600,232
      2,508,200   PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                                              16,378,546
                                                                                                                        63,949,029
                                                                                                                 -----------------
COMMUNICATIONS: 1.12%
      1,422,205   CHINA GRENTECH CORPORATION LIMITED ADR+**                                                              5,183,937
      7,805,200   CINCINNATI BELL INCORPORATED+                                                                         24,430,276
     15,106,755   CITADEL BROADCASTING CORPORATION+**                                                                      438,096
                                                                                                                        30,052,309
                                                                                                                 -----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.71%
      3,117,500   CHICAGO BRIDGE & IRON COMPANY NV#                                                                     43,489,125
        253,560   MATRIX SERVICE COMPANY+                                                                                2,568,563
                                                                                                                        46,057,688
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 3.02%
        745,450   CENTERSTATE BANKS INCORPORATED                                                                         5,210,696
        472,900   CITY NATIONAL CORPORATION#                                                                            18,651,176
      1,107,409   FIRST HORIZON NATIONAL CORPORATION#                                                                   14,196,983
        269,600   IBERIABANK CORPORATION#                                                                               12,628,064
      1,700,900   MARSHALL & ILSLEY CORPORATION                                                                         10,273,436
        304,200   SVB FINANCIAL GROUP#                                                                                  10,723,050
      1,098,900   WHITNEY HOLDING CORPORATION                                                                            9,626,364
                                                                                                                        81,309,769
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 2.70%
      1,984,700   GRAFTECH INTERNATIONAL LIMITED+#                                                                      27,249,931
     11,574,200   MRV COMMUNICATIONS INCORPORATED+**                                                                     7,071,836
      1,488,400   OSI SYSTEMS INCORPORATED+#**                                                                          29,485,204
      4,081,000   POWER-ONE INCORPORATED+                                                                                5,876,640
      1,531,700   POWERWAVE TECHNOLOGIES+                                                                                1,929,942
        152,000   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                   1,080,720
                                                                                                                        72,694,273
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.59%
        594,775   INFINITY PHARMACEUTICALS INCORPORATED+                                                         $       4,805,782
      1,584,800   SYMYX TECHNOLOGIES INCORPORATED+                                                                      10,982,664
                                                                                                                        15,788,446
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 1.91%
      5,321,900   DEL MONTE FOODS COMPANY                                                                               51,409,554
                                                                                                                 -----------------
HEALTH SERVICES: 3.60%
        411,800   AMEDISYS INCORPORATED+#                                                                               18,411,578
        362,100   COMMUNITY HEALTH SYSTEMS INCORPORATED+#                                                               10,254,672
      2,298,400   CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                              19,191,640
      1,377,800   GENTIVA HEALTH SERVICES INCORPORATED+#                                                                29,319,584
        633,500   HEALTHWAYS INCORPORATED+                                                                               9,337,790
      1,454,900   MDS INCORPORATED                                                                                       9,194,968
         48,000   PSYCHIATRIC SOLUTIONS INCORPORATED+#                                                                   1,296,960
                                                                                                                        97,007,192
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 9.06%
      4,104,900   ANNALY CAPITAL MANAGEMENT INCORPORATED#                                                               69,167,565
      3,725,000   ANWORTH MORTGAGE ASSET CORPORATION                                                                    28,086,500
      4,073,500   CAPSTEAD MORTGAGE CORPORATION#**                                                                      54,421,960
      1,882,600   HILLTOP HOLDINGS INCORPORATED+                                                                        22,591,200
      5,599,700   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                 41,437,780
        619,350   REDWOOD TRUST INCORPORATED                                                                            10,064,438
        292,000   SILVER STANDARD RESOURCES INCORPORATED+                                                                5,743,640
        810,900   SUN COMMUNITIES INCORPORATED                                                                          12,406,770
                                                                                                                       243,919,853
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
        151,000   EMPIRE RESORTS INCORPORATED+                                                                             291,430
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.27%
      2,929,400   CRAY INCORPORATED+**#                                                                                 23,786,728
      3,406,400   INTERMEC INCORPORATED+**                                                                              46,463,296
        243,500   SMITH INTERNATIONAL INCORPORATED                                                                       6,119,155
        323,400   TEREX CORPORATION                                                                                      4,909,212
      1,606,100   VOYAGER LEARNING COMPANY+**                                                                            6,906,230
                                                                                                                        88,184,621
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.32%
        770,000   ONEBEACON INSURANCE GROUP LIMITED                                                                      8,701,000
                                                                                                                 -----------------
INSURANCE CARRIERS: 3.13%
      1,530,200   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED#                                                            51,414,720
        636,500   MERCURY GENERAL CORPORATION                                                                           22,322,055
        607,300   NYMAGIC INCORPORATED**                                                                                10,500,217
                                                                                                                        84,236,992
                                                                                                                 -----------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.79%
      2,681,600   GEO GROUP INCORPORATED+**                                                                             48,215,168
                                                                                                                 -----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.61%
      8,694,075   CHAMPION ENTERPRISES INCORPORATED+**                                                                   4,086,215

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (continued)
        504,655   SKYLINE CORPORATION**                                                                          $      12,247,977
                                                                                                                        16,334,192
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.15%
        960,017   COHERENT INCORPORATED+                                                                                18,835,534
        743,500   HOLOGIC INCORPORATED+#                                                                                10,922,015
      7,570,100   ION GEOPHYSICAL CORPORATION+**                                                                        20,363,569
      1,596,070   LTX-CREDENCE CORPORATION+                                                                              1,436,463
        757,000   SYMMETRY MEDICAL INCORPORATED+                                                                         6,479,920
                                                                                                                        58,037,501
                                                                                                                 -----------------
METAL MINING: 10.40%
        597,500   AGNICO-EAGLE MINES LIMITED#                                                                           34,983,625
      2,791,400   ELDORADO GOLD CORPORATION+#                                                                           27,914,000
      2,765,400   RANDGOLD RESOURCES LIMITED ADR#                                                                      171,786,648
        769,100   ROYAL GOLD INCORPORATED#                                                                              31,594,628
      1,445,200   YAMANA GOLD INCORPORATED                                                                              13,714,948
                                                                                                                       279,993,849
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.51%
      3,124,500   ACCO BRANDS CORPORATION+#**                                                                           13,654,065
                                                                                                                 -----------------
MOTION PICTURES: 0.76%
        419,300   DISCOVERY COMMUNICATIONS INCORPORATED+#                                                               10,272,850
        455,600   DISCOVERY HOLDING COMPANY+                                                                            10,205,440
                                                                                                                        20,478,290
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.27%
        918,600   COVENANT TRANSPORT INCORPORATED CLASS A+**                                                             4,280,676
      2,099,800   YRC WORLDWIDE INCORPORATED+#                                                                           2,939,720
                                                                                                                         7,220,396
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 18.71%
      1,295,700   BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                      1,671,453
      1,258,500   FOREST OIL CORPORATION#                                                                               21,205,725
      7,618,200   GLOBAL INDUSTRIES LIMITED+**                                                                          52,032,306
      1,194,100   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+#                                                           12,526,109
      1,120,000   HELMERICH & PAYNE INCORPORATED#                                                                       38,483,200
      1,217,300   HERCULES OFFSHORE INCORPORATED+                                                                        5,770,002
      3,247,900   KEY ENERGY SERVICES INCORPORATED+                                                                     22,540,426
        644,900   MARINER ENERGY INCORPORATED+                                                                           7,732,351
      5,308,300   MCMORAN EXPLORATION COMPANY+#**                                                                       33,760,788
        582,500   NEWFIELD EXPLORATION COMPANY+#                                                                        22,909,725
      8,037,900   NEWPARK RESOURCES INCORPORATED+**                                                                     21,139,677
        254,000   NOBLE ENERGY INCORPORATED                                                                             15,524,480
        781,000   OCEANEERING INTERNATIONAL INCORPORATED+#                                                              39,768,520
      1,664,000   PARKER DRILLING COMPANY                                                                                7,687,680
      1,016,100   PETROHAWK ENERGY CORPORATION+                                                                         24,670,908
      1,329,000   PETROQUEST ENERGY INCORPORATED+                                                                        4,452,150
        305,100   PIONEER NATURAL RESOURCES COMPANY#                                                                     8,710,605
        589,100   PRIDE INTERNATIONAL INCORPORATED+                                                                     14,768,737
      2,024,700   RANGE RESOURCES CORPORATION#                                                                          93,966,327
         78,000   SWIFT ENERGY COMPANY+#                                                                                 1,536,600
        164,900   TRANSOCEAN LIMITED+#                                                                                  13,140,881
      2,105,700   TRILOGY ENERGY TRUST                                                                                  15,051,186

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
                  OIL & GAS EXTRACTION (continued)
      1,787,600   WILLBROS GROUP INCORPORATED+#                                                                  $      24,651,004
                                                                                                                       503,700,840
                                                                                                                 -----------------
                  PAPER & ALLIED PRODUCTS: 0.62%
      1,764,000   WAUSAU PAPER CORPORATION                                                                              16,581,600
                                                                                                                 -----------------
                  PETROLEUM REFINING & RELATED INDUSTRIES: 5.29%
        673,100   ASHLAND INCORPORATED#                                                                                 22,306,534
      4,244,685   INTEROIL CORPORATION+#**                                                                             120,124,586
                                                                                                                       142,431,120
                                                                                                                 -----------------
                  PRIMARY METAL INDUSTRIES: 2.96%
        987,400   CARPENTER TECHNOLOGY CORPORATION#                                                                     18,454,506
        100,000   ENCORE WIRE CORPORATION#                                                                               2,169,000
      2,582,700   STEEL DYNAMICS INCORPORATED#                                                                          42,252,972
        311,600   UNITED STATES STEEL CORPORATION                                                                       12,386,100
         98,365   WEBCO INDUSTRIES INCORPORATED+**                                                                       4,328,038
                                                                                                                        79,590,616
                                                                                                                 -----------------
                  REAL ESTATE: 5.09%
     24,591,810   CHIMERA INVESTMENT CORPORATION                                                                        88,038,680
      1,203,700   HATTERAS FINANCIAL CORPORATION#                                                                       34,100,821
        751,700   INVESCO MORTGAGE CAPITAL+**                                                                           15,034,000
                                                                                                                       137,173,501
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.35%
      7,490,250   INTERTAPE POLYMER GROUP INCORPORATED+**                                                                9,362,813
                                                                                                                 -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.17%
      2,413,611   US CONCRETE INCORPORATED+**                                                                            4,730,678
                                                                                                                 -----------------
TRANSPORTATION BY AIR: 3.68%
        943,000   ALASKA AIR GROUP INCORPORATED#                                                                        21,745,580
      4,047,000   DELTA AIR LINES INCORPORATED+#                                                                        28,045,710
        921,100   LAN AIRLINES SA ADR                                                                                   11,265,053
        123,088   PHI INCORPORATED**                                                                                     2,510,995
        841,851   PHI INCORPORATED (NON-VOTING)**                                                                       18,386,026
      4,136,900   UAL CORPORATION+#                                                                                     17,044,028
                                                                                                                        98,997,392
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $2,639,305,672)                                                                            2,489,221,123
                                                                                                                 -----------------
INVESTMENT COMPANIES: 1.75%
STOCK FUNDS: 1.75%
        661,800   KBW REGIONAL BANKING ETF                                                                              13,778,676
        838,000   MARKET VECTORS - GOLD MINERS ETF#                                                                     33,285,360
                  TOTAL INVESTMENT COMPANIES (COST $42,871,411)                                                         47,064,036

                                                                                     YIELD
                                                                                 -------------
SHORT-TERM INVESTMENTS: 5.91%
    159,293,818   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.29%                        159,293,818
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $159,293,818)                                                                       159,293,818
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $2,841,470,901)*                                                                  100.12%                  $   2,695,578,977
OTHER ASSETS AND LIABILITIES, NET                                                        (0.12)                         (3,339,368)
                                                                                     ---------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $   2,692,239,609
                                                                                     ---------                   -----------------


                                                                                                   EXPIRATION
   CONTRACTS                                                                      STRIKE PRICE        DATE             VALUE
---------------                                                                  -------------   -------------   -----------------
WRITTEN OPTIONS: (0.42%)
           (500)  ACCO BRANDS CORPORATION CALL                                   $        5.00     12/19/2009    $         (47,500)
           (100)  AGNICO-EAGLE MINES LIMITED CALL                                        60.00      9/19/2009              (47,000)
           (100)  AGNICO-EAGLE MINES LIMITED CALL                                        65.00     11/21/2009              (18,500)
           (100)  AGNICO-EAGLE MINES LIMITED CALL                                        55.00      8/22/2009              (32,000)
           (100)  AGNICO-EAGLE MINES LIMITED CALL                                        60.00      8/22/2009              (35,000)
           (200)  AGNICO-EAGLE MINES LIMITED CALL                                        70.00     11/21/2009              (43,000)
           (500)  ALASKA AIR GROUP INCORPORATED CALL                                     20.00      8/22/2009             (160,000)
           (325)  ALASKA AIR GROUP INCORPORATED CALL                                     22.50      8/22/2009              (39,000)
           (300)  AMEDISYS INCORPORATED CALL                                             40.00      8/22/2009             (165,000)
           (600)  AMEDISYS INCORPORATED CALL                                             35.00      9/19/2009             (630,000)
           (600)  AMEDISYS INCORPORATED CALL                                             40.00      9/19/2009             (342,000)
           (150)  AMEDISYS INCORPORATED CALL                                             40.00     12/19/2009             (111,750)
           (250)  AMEDISYS INCORPORATED CALL                                             45.00     12/19/2009             (117,500)
           (100)  AMEDISYS INCORPORATED CALL                                             45.00      9/19/2009              (26,000)
           (100)  AMEDISYS INCORPORATED CALL                                             50.00     12/19/2009              (26,500)
           (300)  ANNALY CAPITAL MANAGEMENT INCORPORATED CALL                            16.00     10/17/2009              (34,500)
           (300)  ARGO GROUP INTERNATIONAL HOLDINGS CALL                                 35.00     10/17/2009              (42,000)
           (450)  ASHLAND INCORPORATED CALL                                              30.00      1/16/2010             (301,500)
           (200)  ASHLAND INCORPORATED CALL                                              30.00      8/22/2009              (72,600)
           (700)  ASHLAND INCORPORATED CALL                                              30.00     10/17/2009             (357,000)
           (400)  ASHLAND INCORPORATED CALL                                              35.00     10/17/2009              (98,000)
           (300)  CAPSTEAD MORTGAGE CORPORATION CALL                                     12.50      8/22/2009              (22,500)
           (100)  CARPENTER TECHNOLOGY CORPORATION CALL                                  17.50      8/22/2009              (15,500)
           (350)  CHICAGO BRIDGE & IRON COMPANY NV CALL                                  12.50      8/22/2009              (63,000)
            (20)  CHICAGO BRIDGE & IRON COMPANY NV CALL                                  12.50     10/17/2009               (5,000)
           (200)  CITY NATIONAL CORPORATION CALL                                         40.00      9/19/2009              (35,000)
           (100)  COGNEX CORPORATION CALL                                                12.50      8/22/2009              (39,000)
           (100)  COMMUNITY HEALTH SYSTEMS INCORPORATED CALL                             25.00      8/22/2009              (36,000)
           (400)  COMMUNITY HEALTH SYSTEMS INCORPORATED CALL                             25.00      9/19/2009             (160,000)
           (500)  COMMUNITY HEALTH SYSTEMS INCORPORATED CALL                             30.00      9/19/2009              (55,000)
           (200)  COMMUNITY HEALTH SYSTEMS INCORPORATED CALL                             30.00     12/19/2009              (49,000)
           (150)  CRAY INCORPORATED CALL                                                  7.50      8/22/2009              (12,000)
           (150)  CRAY INCORPORATED CALL                                                  7.50     10/17/2009              (18,000)
         (1,650)  DELTA AIR LINES INCORPORATED CALL                                       6.00      9/19/2009             (196,350)
           (400)  DELTA AIR LINES INCORPORATED CALL                                       7.00      9/19/2009              (14,000)
           (500)  DELTA AIR LINES INCORPORATED CALL                                       8.00     12/19/2009              (35,000)
           (250)  DISCOVERY COMMUNICATIONS INCORPORATED CALL                             22.50      8/22/2009              (51,250)
           (150)  DISCOVERY COMMUNICATIONS INCORPORATED CALL                             20.00     10/17/2009              (76,500)
           (400)  ELDORADO GOLD CORPORATION CALL                                         10.00      1/16/2010              (58,000)
           (500)  ELDORADO GOLD CORPORATION CALL                                         10.00     10/17/2009              (47,500)
           (400)  ELDORADO GOLD CORPORATION CALL                                          7.50     10/17/2009             (104,000)
           (624)  ENCORE WIRE CORPORATION CALL                                           20.00      8/22/2009             (115,440)
           (376)  ENCORE WIRE CORPORATION CALL                                           17.50      8/22/2009             (154,160)
           (200)  FIRST HORIZON NATIONAL CORPORATION CALL                                10.00      8/22/2009              (49,000)
           (200)  FIRST HORIZON NATIONAL CORPORATION CALL                                12.50      8/22/2009              (12,000)
           (300)  FOREST OIL CORPORATION CALL                                            12.50      8/22/2009             (135,000)
           (200)  FOREST OIL CORPORATION CALL                                            17.50      9/19/2009              (23,000)
           (150)  FOREST OIL CORPORATION CALL                                            17.50     11/21/2009              (27,750)
           (100)  FOREST OIL CORPORATION CALL                                            15.00      8/22/2009              (21,500)
           (100)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              22.50      9/19/2009              (14,500)
           (100)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              25.00     11/21/2009              (17,000)
           (300)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              17.50      8/22/2009              (61,500)
           (300)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              20.00      8/22/2009             (129,000)
           (200)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              20.00      9/19/2009              (54,000)
           (400)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              20.00     11/21/2009             (172,000)
           (200)  GENTIVA HEALTH SERVICES INCORPORATED CALL                              22.50     11/21/2009              (53,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

                                                                                                   EXPIRATION
   CONTRACTS                                                                      STRIKE PRICE        DATE             VALUE
---------------                                                                  -------------   -------------   -----------------
WRITTEN OPTIONS (continued)
           (100)  GRAFTECH INTERNATIONAL LIMITED CALL                            $       10.00      9/19/2009    $         (36,000)
           (300)  GRAFTECH INTERNATIONAL LIMITED CALL                                    12.50      9/19/2009              (54,000)
             (2)  HATTERAS FINANCIAL CORPORATION CALL                                    25.00      8/22/2009                 (680)
           (500)  HATTERAS FINANCIAL CORPORATION CALL                                    30.00     11/21/2009              (37,500)
           (300)  HEALTHCARE SERVICES GROUP CALL                                         17.50      9/19/2009              (48,000)
           (400)  HELIX ENERGY SOLUTIONS GROUP INCORPORATED CALL                         10.00      8/22/2009              (32,800)
           (200)  HELIX ENERGY SOLUTIONS GROUP INCORPORATED CALL                         10.00      9/19/2009              (22,000)
           (200)  HELIX ENERGY SOLUTIONS GROUP INCORPORATED CALL                         12.50      9/19/2009               (6,000)
           (700)  HELMERICH & PAYNE INCORPORATED CALL                                    35.00      9/19/2009             (133,000)
           (300)  HELMERICH & PAYNE INCORPORATED CALL                                    40.00      9/19/2009              (13,500)
           (200)  HELMERICH & PAYNE INCORPORATED CALL                                    35.00      8/22/2009              (24,000)
           (100)  HOLOGIC INCORPORATED CALL                                              12.50      9/19/2009              (26,000)
           (200)  HOLOGIC INCORPORATED CALL                                              15.00      9/19/2009              (21,000)
           (200)  IBERIABANK CORPORATION CALL                                            50.00      8/22/2009               (2,000)
           (150)  IBERIABANK CORPORATION CALL                                            50.00     11/21/2009              (26,250)
         (1,394)  INTEROIL CORPORATION CALL                                              40.00      9/19/2009              (62,730)
         (1,302)  INTEROIL CORPORATION CALL                                              45.00      9/19/2009              (26,040)
           (252)  INTEROIL CORPORATION CALL                                              50.00      9/19/2009               (1,260)
           (200)  INTEROIL CORPORATION CALL                                              45.00     12/19/2009              (28,000)
           (500)  INTEROIL CORPORATION CALL                                              50.00     12/19/2009              (45,000)
           (575)  LIFE TECHNOLOGIES CORPORATION CALL                                     35.00      8/22/2009             (626,750)
           (950)  LIFE TECHNOLOGIES CORPORATION CALL                                     40.00      8/22/2009             (550,050)
           (500)  MARKET VECTORS - GOLD MINERS CALL                                      42.00      9/19/2009              (80,000)
            (50)  MARKET VECTORS - GOLD MINERS CALL                                      36.00      8/22/2009              (35,500)
            (50)  MARKET VECTORS - GOLD MINERS CALL                                      33.00      8/22/2009              (28,500)
            (50)  MARKET VECTORS - GOLD MINERS CALL                                      35.00      8/22/2009              (23,600)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      37.00      8/22/2009             (114,000)
            (50)  MARKET VECTORS - GOLD MINERS CALL                                      34.00      8/22/2009              (20,500)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      37.00      9/19/2009              (66,400)
           (300)  MARKET VECTORS - GOLD MINERS CALL                                      36.00      9/19/2009              (60,000)
           (300)  MARKET VECTORS - GOLD MINERS CALL                                      39.00      8/22/2009             (138,000)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      39.00      9/19/2009              (80,000)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      41.00      9/19/2009              (58,000)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      40.00     12/19/2009              (40,000)
           (400)  MARKET VECTORS - GOLD MINERS CALL                                      44.00      9/19/2009              (42,000)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      48.00     12/19/2009              (84,000)
           (200)  MARKET VECTORS - GOLD MINERS CALL                                      35.00      9/19/2009              (32,000)
           (200)  MCMORAN EXPLORATION COMPANY CALL                                        7.50      8/22/2009               (3,000)
           (200)  NEWFIELD EXPLORATION COMPANY CALL                                      35.00      9/19/2009             (102,000)
           (200)  OCEANEERING INTERNATIONAL INCORPORATED CALL                            40.00      8/22/2009             (208,000)
           (200)  OCEANEERING INTERNATIONAL INCORPORATED CALL                            45.00      8/22/2009             (122,000)
           (300)  OCEANEERING INTERNATIONAL INCORPORATED CALL                            50.00      8/22/2009              (75,000)
           (200)  OCEANEERING INTERNATIONAL INCORPORATED CALL                            45.00     10/17/2009             (150,000)
           (200)  OCEANEERING INTERNATIONAL INCORPORATED CALL                            50.00     10/17/2009              (86,000)
         (1,000)  OM GROUP INCORPORATED CALL                                             30.00      8/22/2009             (450,000)
           (750)  OM GROUP INCORPORATED CALL                                             30.00      9/19/2009             (330,000)
         (1,150)  OSI SYSTEMS INCORPORATED CALL                                          20.00     10/17/2009             (132,250)
           (400)  OSI SYSTEMS INCORPORATED CALL                                          17.50     10/17/2009             (108,000)
           (200)  PIONEER NATURAL RESOURCES COMPANY CALL                                 25.00      9/19/2009              (78,000)
           (200)  PSYCHIATRIC SOLUTIONS INCORPORATED CALL                                22.50      8/22/2009              (94,000)
           (200)  PSYCHIATRIC SOLUTIONS INCORPORATED CALL                                25.00      9/19/2009              (55,000)
           (150)  RANDGOLD RESOURCES LIMITED ADR CALL                                    70.00      8/22/2009               (6,000)
           (900)  RANDGOLD RESOURCES LIMITED ADR CALL                                    70.00      9/19/2009             (120,600)
           (200)  RANDGOLD RESOURCES LIMITED ADR CALL                                    80.00     12/19/2009              (39,000)
           (200)  RANDGOLD RESOURCES LIMITED ADR CALL                                    85.00     12/19/2009              (25,000)
           (200)  RANDGOLD RESOURCES LIMITED ADR CALL                                    90.00     12/19/2009              (15,000)
           (200)  RANGE RESOURCES CORPORATION CALL                                       45.00      8/22/2009              (49,000)
           (100)  RANGE RESOURCES CORPORATION CALL                                       47.00      8/22/2009              (11,500)
           (300)  RANGE RESOURCES CORPORATION CALL                                       50.00      9/19/2009              (39,000)
           (200)  RANGE RESOURCES CORPORATION CALL                                       60.00      9/19/2009               (1,000)
           (200)  RANGE RESOURCES CORPORATION CALL                                       47.50      9/19/2009              (46,000)
           (200)  RANGE RESOURCES CORPORATION CALL                                       55.00     12/19/2009              (35,000)
           (300)  ROYAL GOLD INCORPORATED CALL                                           40.00      8/22/2009              (66,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

                                                                                                   EXPIRATION
   CONTRACTS                                                                      STRIKE PRICE        DATE             VALUE
---------------                                                                  -------------   -------------   -----------------
WRITTEN OPTIONS (continued)
           (300)  STEEL DYNAMICS INCORPORATED CALL                               $       19.00      1/16/2010    $         (48,600)
           (550)  STEEL DYNAMICS INCORPORATED CALL                                       15.00      8/22/2009              (96,250)
           (700)  STEEL DYNAMICS INCORPORATED CALL                                       16.00      8/22/2009              (80,500)
           (300)  STEEL DYNAMICS INCORPORATED CALL                                       14.00      8/22/2009              (80,700)
           (700)  STEEL DYNAMICS INCORPORATED CALL                                       17.50      8/22/2009              (35,000)
           (550)  STEEL DYNAMICS INCORPORATED CALL                                       17.50     11/21/2009              (88,000)
           (280)  SVB FINANCIAL GROUP CALL                                               40.00      1/16/2010              (58,800)
           (200)  SVB FINANCIAL GROUP CALL                                               35.00      8/22/2009              (32,600)
           (200)  SVB FINANCIAL GROUP CALL                                               35.00      9/19/2009              (43,000)
           (200)  SVB FINANCIAL GROUP CALL                                               30.00     11/21/2009             (128,000)
           (390)  SVB FINANCIAL GROUP CALL                                               35.00     11/21/2009             (128,700)
           (800)  SVB FINANCIAL GROUP CALL                                               40.00     11/21/2009             (104,000)
           (200)  SWIFT ENERGY COMPANY CALL                                              15.00      8/22/2009              (94,000)
           (200)  SWIFT ENERGY COMPANY CALL                                              17.50      8/22/2009              (50,600)
           (300)  SWIFT ENERGY COMPANY CALL                                              17.50      9/19/2009              (93,000)
           (200)  TRANSOCEAN LIMITED CALL                                                90.00      8/22/2009               (5,000)
           (800)  UAL CORPORATION CALL                                                    4.00      9/19/2009              (48,000)
           (500)  UAL CORPORATION CALL                                                    6.00      9/19/2009               (2,500)
           (150)  WILLBROS GROUP INCORPORATED CALL                                       12.50      8/22/2009              (24,000)
        (18,000)  YRC WORLDWIDE INCORPORATED CALL                                         7.50     10/17/2009              (90,000)
           (400)  YRC WORLDWIDE INCORPORATED PUT                                          2.50     10/17/2009              (52,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(10,978,356))                                                                (11,432,460)
                                                                                                                 -----------------

+    NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $159,293,818.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,859,084,186 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                    $ 514,649,089
GROSS UNREALIZED DEPRECIATION                    ($678,154,298)
                                                 -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)       ($163,505,209)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Small and Mid Cap Stock Funds

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments in securities:

                                                              SIGNIFICANT
                                                                 OTHER       SIGNIFICANT
                                                              OBSERVABLE    UNOBSERVABLE
                                              QUOTED PRICES     INPUTS         INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES*                      (LEVEL 1)      (LEVEL 2)      (LEVEL 3)     AS OF 7/31/2009
--------------------------                   --------------   -----------   ------------   ----------------
C&B MID CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  230,631,487   $         0    $        0     $  230,631,487
   CORPORATE DEBT SECURITIES                              0    16,148,910     1,255,156         17,404,066
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0     1,304,346             0          1,304,346
   SHORT-TERM INVESTMENTS                        14,693,169     2,250,301             0         16,943,470
                                             ==============   ===========    ==========     ==============
                                             $  245,324,656   $19,703,557    $1,255,156     $  266,283,369
                                             ==============   ===========    ==========     ==============
COMMON STOCK FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  703,595,893   $         0    $        0     $  703,595,893
   CORPORATE DEBT SECURITIES                              0    43,943,669     5,035,032         48,978,701
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0     3,469,183             0          3,469,183
      SHORT-TERM INVESTMENTS                     71,630,816     6,113,083             0         77,743,899
                                             ==============   ===========    ==========     ==============
                                             $  775,226,709   $53,525,935    $5,035,032     $  833,787,676
                                             ==============   ===========    ==========     ==============
MID CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  118,169,325   $         0    $        0     $  118,169,325
   CORPORATE DEBT SECURITIES                              0    17,874,520       855,900         18,730,420
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0     1,396,969             0          1,396,969
   SHORT-TERM INVESTMENTS                         8,361,950     2,484,731             0         10,846,681
                                             ==============   ===========    ==========     ==============
                                             $  126,531,275   $21,756,220    $  855,900     $  149,143,395
                                             ==============   ===========    ==========     ==============
SMALL CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  679,865,668   $         0    $        0     $  679,865,668
   CORPORATE DEBT SECURITIES                              0    76,422,972     4,751,605         81,174,577
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0     8,337,138             0          8,337,138
   SHORT-TERM INVESTMENTS                        58,620,876    10,928,376             0         69,549,252
                                             ==============   ===========    ==========     ==============
                                             $  738,486,544   $95,688,486    $4,751,605     $  838,926,635
                                             ==============   ===========    ==========     ==============
SMALL CAP OPPORTUNITIES FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  539,561,876   $         0    $        0     $  539,561,876
   CORPORATE DEBT SECURITIES                              0    63,542,474     2,916,106         66,458,580
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0     5,132,319             0          5,132,319
   SHORT-TERM INVESTMENTS                        88,019,278     8,854,448             0         96,873,726
                                             ==============   ===========    ==========     ==============
                                             $  627,581,154   $77,529,241    $2,916,106     $  708,026,501
                                             ==============   ===========    ==========     ==============
SMALL CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $2,536,285,159   $         0    $        0     $2,536,285,159
   SHORT-TERM INVESTMENTS                       159,293,818             0             0        159,293,818
                                             ==============   ===========    ==========     ==============
                                             $2,695,578,977   $         0    $        0     $2,695,578,977
                                             ==============   ===========    ==========     ==============

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                     TOTAL UNREALIZED
                                                                       APPRECIATION/
COMMON STOCKS                           LEVEL 1   LEVEL 2   LEVEL 3   (DEPRECIATION)
-------------                          --------   -------   -------   --------------
Small Cap Value Fund                   (454,104)     0         0         (454,104)

*    Other financial instruments include options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                  SMALL CAP
                                       C&B MID CAP      COMMON       MID CAP       SMALL CAP    OPPORTUNITIES    SMALL CAP
                                        VALUE FUND    STOCK FUND   GROWTH FUND    GROWTH FUND        FUND       VALUE FUND
                                       -----------   -----------   -----------   ------------   -------------   ----------
BALANCE AS OF 10/31/2008               $ 7,675,364   $ 8,220,006   $1,642,970     $11,664,353    $ 6,966,772        $0
Corporate debt securities:
   Accrued discounts (premiums)                  0             0            0               0              0         0
   Realized gain (loss)                   (236,533)     (371,994)     (80,587)       (419,421)      (433,147)        0
   Change in unrealized appreciation
      (depreciation)                      (404,050)   (1,300,677)    (284,312)     (1,510,152)      (895,064)        0
   Net purchases (sales)                (5,779,625)   (1,512,303)    (422,171)     (4,983,175)    (2,722,455)        0
   Transfer in (out) of Level 3                  0             0            0               0              0         0
BALANCE AS OF 07/31/2009               $ 1,255,156   $ 5,035,032   $  855,900     $ 4,751,605    $ 2,916,106        $0

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of July 31, 2009:

                                                                                                 SMALL CAP
                                       C&B MID CAP      COMMON        MID CAP     SMALL CAP    OPPORTUNITIES    SMALL CAP
                                        VALUE FUND    STOCK FUND   GROWTH FUND   GROWTH FUND       FUND        VALUE FUND
                                       -----------   -----------   -----------   -----------   -------------   ----------
Change in unrealized appreciation
   (depreciation) relating to
    securities held at the end of
    reporting period                    $(404,050)   $(1,300,677)   $(284,312)   $(1,510,152)    $(895,064)        $0

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices. Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values. Written options transactions for the period ended July 31, 2009, were as follows:

CALL OPTIONS WRITTEN

                                                    SMALL CAP VALUE FUND
                                               -----------------------------
                                               Contracts   Premiums Received
                                               ---------   -----------------
Options at beginning of period                   (58,559)    $(11,883,626)
Options written                                 (335,911)     (58,159,507)
Options terminated in closing transactions       232,198       43,427,202
Options expired                                   92,009       14,841,865
Options exercised                                  7,123          853,707
                                                --------     ------------
Options at end of period                         (63,140)    $(10,920,359)
                                                ========     ============

PUT OPTIONS WRITTEN

                                                    SMALL CAP VALUE FUND
                                               -----------------------------
                                               Contracts   Premiums Received
                                               ---------   -----------------
Options at beginning of period                  (2,850)       $(1,027,249)
Options written                                 (7,660)        (2,565,265)
Options terminated in closing transactions       9,868          3,210,242
Options expired                                      0                  0
Options exercised                                  242            324,274
                                                ------        -----------
Options at end of period                          (400)       $   (57,997)
                                                ======        ===========

Open written call and put option contracts as of July 31, 2009, are disclosed in the Portfolio of Investments.

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

DISCOVERY FUND

SHARES            SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 98.77%
APPAREL & ACCESSORY STORES: 2.90%
        152,500   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                         $       2,194,475
        121,200   CARTER'S INCORPORATED+                                                                                 3,434,808
        180,800   URBAN OUTFITTERS INCORPORATED<<+                                                                       4,346,432
                                                                                                                         9,975,715
                                                                                                                 -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.68%
        286,266   ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                   4,004,861
        252,425   PENSKE AUTO GROUP INCORPORATED<<                                                                       5,220,149
                                                                                                                         9,225,010
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.44%
         42,800   RYDER SYSTEM INCORPORATED                                                                              1,503,564
                                                                                                                 -----------------
BIOPHARMACEUTICALS: 1.76%
         55,100   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  2,427,155
         62,000   CEPHALON INCORPORATED<<+                                                                               3,636,300
                                                                                                                         6,063,455
                                                                                                                 -----------------
BUSINESS SERVICES: 8.09%
        554,100   ACTIVISION BLIZZARD INCORPORATED+                                                                      6,344,445
         31,200   ALLIANCE DATA SYSTEMS CORPORATION+                                                                     1,591,200
        157,900   F5 NETWORKS INCORPORATED+                                                                              5,861,248
         63,400   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                                            1,770,762
         85,400   MCAFEE INCORPORATED+                                                                                   3,807,132
         88,300   MEDASSETS INCORPORATED+                                                                                1,649,444
         47,000   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR<<+                                                        2,330,260
        125,200   SYBASE INCORPORATED+                                                                                   4,482,160
                                                                                                                        27,836,651
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 1.46%
        110,100   LIFE TECHNOLOGIES CORPORATION+                                                                         5,012,853
                                                                                                                 -----------------
COMMUNICATIONS: 8.49%
        107,583   EQUINIX INCORPORATED<<+                                                                                8,792,759
        144,400   GEOEYE INCORPORATED<<+                                                                                 3,581,120
        187,200   NEUTRAL TANDEM INCORPORATION+                                                                          5,803,200
        423,400   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                             11,046,506
                                                                                                                        29,223,585
                                                                                                                 -----------------
COMMUNICATIONS EQUIPMENT: 1.44%
        127,700   GENERAL CABLE CORPORATION<<                                                                            4,950,929
                                                                                                                 -----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.04%
        186,436   ASIAINFO HOLDINGS INCORPORATED+                                                                        3,592,622
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 2.79%
        515,900   FIFTH THIRD BANCORP                                                                                    4,901,050
        812,467   KEYCORP<<                                                                                              4,696,059
                                                                                                                         9,597,109
                                                                                                                 -----------------
E-COMMERCE/SERVICES: 1.40%
         37,100    PRICELINE.COM INCORPORATED<<+                                                                         4,808,902
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

DISCOVERY FUND

SHARES            SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
EATING & DRINKING PLACES: 0.03%
          2,700   DARDEN RESTAURANTS INCORPORATED                                                                $          87,453
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.20%
         70,200   AMPHENOL CORPORATION CLASS A                                                                           2,341,170
        101,700   ARRIS GROUP INCORPORATED+                                                                              1,238,706
        276,200   GRAFTECH INTERNATIONAL LIMITED+                                                                        3,792,226
        232,723   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    6,267,230
      1,032,000   MICRON TECHNOLOGY INCORPORATED+                                                                        6,594,480
        478,400   NATIONAL SEMICONDUCTOR CORPORATION                                                                     7,204,704
         95,100   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                  3,779,274
        461,100   PMC-SIERRA INCORPORATED+                                                                               4,219,065
         79,900   SILICON LABORATORIES INCORPORATED+                                                                     3,422,117
        244,646   SOLERA HOLDINGS INCORPORATED+                                                                          6,588,317
                                                                                                                        45,447,289
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.12%
        186,789   AECOM TECHNOLOGY CORPORATION+                                                                          6,051,964
         89,100   FLUOR CORPORATION                                                                                      4,704,480
                                                                                                                        10,756,444
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 1.43%
         92,300   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                             2,649,933
         80,800   DIAMOND FOODS INCORPORATED                                                                             2,278,560
                                                                                                                         4,928,493
                                                                                                                 -----------------
HEALTH SERVICES: 3.87%
         49,500   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                          3,325,905
         78,600   MEDNAX INCORPORATED+                                                                                   3,643,110
        142,300   PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                                  3,844,946
        258,797   SUN HEALTHCARE GROUP INCORPORATED+                                                                     2,518,095
                                                                                                                        13,332,056
                                                                                                                 -----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.01%
        151,102    FOSTER WHEELER AG+                                                                                    3,490,456
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.46%
        202,700   ASPEN INSURANCE HOLDINGS LIMITED                                                                       5,041,149
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.53%
        119,600   ARCSIGHT INCORPORATED+                                                                                 2,268,812
        828,800   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           6,514,368
         51,500   FLOWSERVE CORPORATION                                                                                  4,159,655
         59,600   JOY GLOBAL INCORPORATED                                                                                2,215,928
        234,300   NUANCE COMMUNICATIONS INCORPORATED<<+                                                                  3,092,760
        100,300   PALL CORPORATION                                                                                       3,017,024
         85,100   PARKER HANNIFIN CORPORATION                                                                            3,768,228
        360,200   SEAGATE TECHNOLOGY+                                                                                    4,336,808
                                                                                                                        29,373,583
                                                                                                                 -----------------
INSURANCE CARRIERS: 1.90%
        108,428   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   3,618,242
         36,600   EVEREST REINSURANCE GROUP LIMITED                                                                      2,936,052
                                                                                                                         6,554,294
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

DISCOVERY FUND

SHARES            SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.56%
        400,450   ENDOLOGIX INCORPORATED+                                                                        $       1,934,174
                                                                                                                 -----------------
MEDICAL MANAGEMENT SERVICES: 1.09%
        163,100   COVENTRY HEALTH CARE INCORPORATED+                                                                     3,751,300
                                                                                                                 -----------------
MEDICAL PRODUCTS: 0.85%
         80,700   ILLUMINA INCORPORATEDo<<+                                                                               2,916,498
                                                                                                                 -----------------
MISCELLANEOUS RETAIL: 1.95%
        113,500   DICK'S SPORTING GOODS INCORPORATED<<+                                                                  2,252,975
        241,500   HIBBETT SPORTS INCORPORATED<<+                                                                         4,446,015
                                                                                                                         6,698,990
                                                                                                                 -----------------
MOTION PICTURES: 1.52%
        213,613   DISCOVERY COMMUNICATIONS INCORPORATED<<+                                                               5,233,519
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 3.56%
        161,500   CON-WAY INCORPORATED                                                                                   7,356,325
        107,996   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                              3,018,488
         53,100   OLD DOMINION FREIGHT LINE INCORPORATED+                                                                1,891,953
                                                                                                                        12,266,766
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 6.77%
        168,300   ATWOOD OCEANICS INCORPORATED<<+                                                                        4,853,772
        241,100   CONCHO RESOURCES INCORPORATED+                                                                         7,401,770
        193,900   PETROHAWK ENERGY CORPORATION+                                                                          4,707,892
        116,700   PIONEER NATURAL RESOURCES COMPANY                                                                      3,331,785
        152,859   SWIFT ENERGY COMPANY+                                                                                  3,011,322
                                                                                                                        23,306,541
                                                                                                                 -----------------
PRIMARY METAL INDUSTRIES: 3.79%
        335,100   AK STEEL HOLDING CORPORATION<<                                                                         6,591,417
        395,050   STEEL DYNAMICS INCORPORATED                                                                            6,463,018
                                                                                                                        13,054,435
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.60%
        128,600   SHUTTERFLY INCORPORATED+                                                                               2,065,316
                                                                                                                 -----------------
RENTAL AUTO/EQUIPMENT: 0.19%
         69,300   HERTZ GLOBAL HOLDINGS INCORPORATED<<+                                                                    654,192
                                                                                                                 -----------------
RETAIL-INTERNET: 1.23%
         96,100   NETFLIX INCORPORATED<<+                                                                                4,222,634
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.37%
        190,800   JARDEN CORPORATION+                                                                                    4,703,220
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.01%
        187,300   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                             3,478,161
                                                                                                                 -----------------
TELEPHONE SERVICES: 0.98%
        322,700   VIRGIN MEDIA INCORPORATED                                                                              3,372,215
                                                                                                                 -----------------
TEXTILES - PRODUCTS: 1.04%
        204,600   ICONIX BRAND GROUP INCORPORATED+                                                                       3,584,592
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

DISCOVERY FUND

SHARES            SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
TRANSPORTATION EQUIPMENT: 2.03%
        143,200   AUTOLIV INCORPORATED<<                                                                         $       5,127,992
        114,500   TENNECO AUTOMOTIVE INCORPORATED+                                                                       1,851,465
                                                                                                                         6,979,457
                                                                                                                 -----------------
TRAVEL & RECREATION: 0.89%
        147,300   EXPEDIA INCORPORATED+                                                                                  3,050,583
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.04%
        181,600   AMERISOURCEBERGEN CORPORATION<<                                                                        3,581,152
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS: 1.26%
        130,400   BORGWARNER INCORPORATED<<                                                                              4,327,975
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $290,973,156)                                                                                339,983,332
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 21.44%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.27%
      3,671,926   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       3,671,926
      3,671,926   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           3,671,926
      3,671,926   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             3,671,926
      3,671,926   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  3,671,926
                                                                                                                        14,687,704
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.17%
$     1,671,771   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009            1,671,799
      1,552,359   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009            1,552,247
        179,118   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009              179,110
        597,061   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              596,967
        597,061   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              597,030
         89,559   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               89,548
      1,194,122   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009            1,194,042
      1,545,821   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $1,545,852)                0.24     08/03/2009            1,545,821

        806,032   BANK OF IRELAND                                                         0.30     08/04/2009              806,032
        537,355   BANK OF IRELAND                                                         0.60     08/07/2009              537,355
      1,164,269   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009            1,164,269
        469,499   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              469,485
        567,477   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              567,409
      1,492,653   CAFCO LLC++(p)                                                          0.24     08/03/2009            1,492,633
        119,412   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027              119,412
        164,192   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028              164,192
        447,796   CALYON (NEW YORK)                                                       0.70     08/03/2009              447,806
      1,343,387   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009            1,343,333
        149,265   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009              149,262
        654,634   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               10,801
        504,001   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008                8,316
         79,036   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               79,036
        447,796   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              447,707
        238,824   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030              238,824
        895,592   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              895,527
        776,179   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              776,179
      1,850,889   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $1,850,929)                                          0.26     08/03/2009            1,850,889
        835,885   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              835,885
      1,194,122   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009            1,194,027
        537,355   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              537,355
        358,237   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              358,227

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

DISCOVERY FUND


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       447,796   DEXIA DELAWARE LLC                                                      0.25%    08/06/2009    $         447,780
        229,510   E.ON AG++                                                               0.26     08/17/2009              229,484
        746,326   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              746,278
      1,104,563   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009            1,104,524
        597,449   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              597,423
      1,194,122   FORTIS BANK NV SA                                                       0.25     08/03/2009            1,194,122
        731,400   GDF SUEZ++                                                              0.26     08/04/2009              731,384
        223,898   GDF SUEZ++                                                              0.26     08/14/2009              223,877
        537,355   GDF SUEZ++                                                              0.26     08/26/2009              537,258
      1,194,122   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009            1,194,068
        670,918   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $670,930)                 0.21     08/03/2009              670,918
        597,061   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              597,048
        447,796   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              447,775
      2,334,621   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009              719,297
         49,258   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               49,258
        447,796   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              447,796
        149,265   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                  0.40     07/01/2029              149,265
         59,706   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47     01/01/2018               59,706
        447,796   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              447,782
        149,265   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009              149,258
        208,971   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009              208,957
      2,447,950   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,447,993)               0.21     08/03/2009            2,447,950
         89,559   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               89,559
        358,237   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              358,226
        895,592   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              895,449
         59,706   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               59,704
        992,614   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              992,614
      1,492,653   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009            1,492,383
        128,368   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028              128,368
        324,562   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              324,536
        985,151   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              984,959
        113,442   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036              113,442
        447,796   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              447,787
        238,824   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009              238,818
         59,706   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               59,706
        189,865   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034              189,865
         59,706   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               59,704
      1,091,846   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009            1,091,715
      1,343,387   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009            1,343,141
        388,090   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              388,077
        656,767   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              656,461
      1,238,902   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009            1,238,902
        746,326   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009              746,254
        597,061   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              596,919
        746,326   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              746,282
        448,184   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              448,125
        746,326   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009              746,315
        626,914   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              626,801
        148,967   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009              148,937
        179,118   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009              179,115
      1,492,653   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009            1,492,520
        895,592   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              895,430
        477,649   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              477,617
        537,355   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              537,333
        268,677   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              268,677
      1,164,269   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009            1,164,269
         89,559   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               89,559
        119,412   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009              119,407
        298,531   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009              298,514
        845,514   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              380,481
        490,991   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              220,946

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

DISCOVERY FUND


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       600,434   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48%    04/03/2008    $         270,195
        974,501   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008              438,525
      1,253,828   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009            1,253,738
        477,649   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              477,629
                                                                                                                        59,098,737
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,665,628)                                                              73,786,441
                                                                                                                 -----------------

    SHARES
---------------
SHORT-TERM INVESTMENTS: 2.54%
      8,735,865   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           8,735,865
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,735,865)                                                                           8,735,865
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $375,374,649)*                                                                    122.75%                  $     422,505,638
OTHER ASSETS AND LIABILITIES, NET                                                       (22.75)                        (78,315,577)
                                                                                        ------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $     344,190,061
                                                                                        ------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE  INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS  SECURITY IS CURRENTLY  IN DEFAULT WITH REGARDS TO SCHEDULED  INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,735,865.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $378,105,177 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                        $53,736,966
GROSS UNREALIZED DEPRECIATION                                         (9,336,505)
                                                                     -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)                           $44,400,461

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

     SHARES       SECURITY NAME                                                                               VALUE
---------------   ------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.94%
APPAREL & ACCESSORY STORES: 4.01%
        111,600   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                 $     1,605,924
         67,000   CARTER'S INCORPORATED+                                                                       1,898,780
         40,200   KOHL'S CORPORATION+                                                                          1,951,710
         47,800   THE BUCKLE INCORPORATED<<                                                                    1,478,932
        133,000   URBAN OUTFITTERS INCORPORATED+                                                               3,197,320
                                                                                                              10,132,666
                                                                                                         ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.52%
        185,721   PENSKE AUTO GROUP INCORPORATED<<                                                             3,840,710
                                                                                                         ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.44%
         31,600   RYDER SYSTEM INCORPORATED                                                                    1,110,108
                                                                                                         ---------------
BIOPHARMACEUTICALS: 1.56%
         41,100   ALEXION PHARMACEUTICALS INCORPORATED+                                                        1,810,455
         36,400   CEPHALON INCORPORATED+<<                                                                     2,134,860
                                                                                                               3,945,315
                                                                                                         ---------------
BUSINESS SERVICES: 6.79%
        208,900   ACTIVISION BLIZZARD INCORPORATED+                                                            2,391,905
         23,000   ALLIANCE DATA SYSTEMS CORPORATION+                                                           1,229,580
        177,100   JUNIPER NETWORKS INCORPORATED+                                                               4,627,623
         46,500   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                                  1,298,745
         60,600   MCAFEE INCORPORATED+                                                                         2,701,548
         33,700   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+<<                                              1,670,846
         90,900   SYBASE INCORPORATED+                                                                         3,254,220
                                                                                                              17,174,467
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 3.95%
        100,900   AVON PRODUCTS INCORPORATED                                                                   3,267,142
        147,600   LIFE TECHNOLOGIES CORPORATION+                                                               6,720,228
                                                                                                               9,987,370
                                                                                                         ---------------
COAL MINING: 1.21%
         92,500   PEABODY ENERGY CORPORATION                                                                   3,062,675
                                                                                                         ---------------
COMMUNICATIONS: 5.81%
        182,864   AMERICAN TOWER CORPORATION CLASS A+                                                          6,233,834
         58,364   EQUINIX INCORPORATED+<<                                                                      4,770,090
        140,800   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                    3,673,472
                                                                                                              14,677,396
                                                                                                         ---------------
COMMUNICATIONS EQUIPMENT: 1.43%
         93,500  GENERAL CABLE CORPORATION                                                                    3,624,995
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 2.79%
        379,800   FIFTH THIRD BANCORP                                                                          3,608,100
        595,476   KEYCORP                                                                                      3,441,851
                                                                                                               7,049,951
                                                                                                         ---------------
E-COMMERCE/SERVICES: 1.39%
         27,100   PRICELINE.COM INCORPORATED+<<                                                                3,512,702
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

     SHARES       SECURITY NAME                                                                               VALUE
---------------   ------------------------------------------------------------------------------------   ---------------
EATING & DRINKING PLACES: 1.96%
          1,900   DARDEN RESTAURANTS INCORPORATED                                                        $        61,541
        138,100   YUM! BRANDS INCORPORATED                                                                     4,897,026
                                                                                                               4,958,567
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.36%
         70,100   AMPHENOL CORPORATION CLASS A                                                                 2,337,835
         74,100   ARRIS GROUP INCORPORATED+                                                                      902,538
        117,951   BROADCOM CORPORATION CLASS A+                                                                3,329,757
        175,036   MICROCHIP TECHNOLOGY INCORPORATED<<                                                          4,713,719
        768,000   MICRON TECHNOLOGY INCORPORATED+                                                              4,907,520
        354,400   NATIONAL SEMICONDUCTOR CORPORATION                                                           5,337,264
        338,600   PMC-SIERRA INCORPORATED+                                                                     3,098,190
         58,500   SILICON LABORATORIES INCORPORATED+                                                           2,505,555
        191,600   TYCO ELECTRONICS LIMITED<<                                                                   4,113,652
                                                                                                              31,246,030
                                                                                                         ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.91%
        117,939   AECOM TECHNOLOGY CORPORATION+                                                                3,821,224
         78,000   FLUOR CORPORATION                                                                            4,118,400
         47,400   JACOBS ENGINEERING GROUP INCORPORATED                                                        1,942,452
                                                                                                               9,882,076
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 1.01%
        135,700   COCA-COLA ENTERPRISES INCORPORATED                                                           2,549,803
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 1.19%
         83,000   TJX COMPANIES INCORPORATED                                                                   3,007,090
                                                                                                         ---------------
HEALTH SERVICES: 2.31%
         47,000   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                  3,157,930
         57,700   MEDNAX INCORPORATED+                                                                         2,674,395
                                                                                                               5,832,325
                                                                                                         ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.93%
        101,436   FOSTER WHEELER AG+                                                                           2,343,172
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.07%
        609,900   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                 4,793,814
         43,000   FLOWSERVE CORPORATION                                                                        3,473,110
         77,144   INGERSOLL-RAND LLC                                                                           2,227,919
         68,000   JOY GLOBAL INCORPORATED                                                                      2,528,240
        165,000   NUANCE COMMUNICATIONS INCORPORATED+                                                          2,178,000
         41,200   PARKER HANNIFIN CORPORATION                                                                  1,824,336
        279,800   SEAGATE TECHNOLOGY+                                                                          3,368,792
                                                                                                              20,394,211
                                                                                                         ---------------
INSURANCE CARRIERS: 2.68%
         78,600   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                         2,622,882
         51,700   EVEREST REINSURANCE GROUP LIMITED                                                            4,147,374
                                                                                                               6,770,256
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.11%
         62,200   THERMO FISHER SCIENTIFIC INCORPORATED+                                                       2,816,416
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

     SHARES       SECURITY NAME                                                                               VALUE
---------------   ------------------------------------------------------------------------------------   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.12%
         75,100   ST. JUDE MEDICAL INCORPORATED+                                                         $     2,832,021
                                                                                                         ---------------
MEDICAL MANAGEMENT SERVICES: 2.29%
        119,900   COVENTRY HEALTH CARE INCORPORATED+                                                           2,757,700
         43,300   EXPRESS SCRIPTS INCORPORATED+                                                                3,032,732
                                                                                                               5,790,432
                                                                                                         ---------------
MEDICAL PRODUCTS: 0.62%
         43,700   ILLUMINA INCORPORATED+<<                                                                     1,579,318
                                                                                                         ---------------
MOTION PICTURES: 1.55%
        160,158   DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                     3,923,871
                                                                                                         ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 3.25%
         99,700   CON-WAY INCORPORATED                                                                         4,541,335
         80,208   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                    2,241,814
         39,900   OLD DOMINION FREIGHT LINE INCORPORATED+                                                      1,421,637
                                                                                                               8,204,786
                                                                                                         ---------------
OIL & GAS EXTRACTION: 7.09%
        157,900   CONCHO RESOURCES INCORPORATED+                                                               4,847,530
        187,900   NOBLE CORPORATION                                                                            6,362,294
         95,300   PETROHAWK ENERGY CORPORATION+                                                                2,313,884
         86,600   PIONEER NATURAL RESOURCES COMPANY                                                            2,472,430
         98,217   SWIFT ENERGY COMPANY+                                                                        1,934,875
                                                                                                              17,931,013
                                                                                                         ---------------
PRIMARY METAL INDUSTRIES: 3.81%
        246,700   AK STEEL HOLDING CORPORATION                                                                 4,852,589
        292,850   STEEL DYNAMICS INCORPORATED                                                                  4,791,026
                                                                                                               9,643,615
                                                                                                         ---------------
RENTAL AUTO/EQUIPMENT: 0.19%
         50,700   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                          478,608
                                                                                                         ---------------
RETAIL-INTERNET: 1.24%
         71,100   NETFLIX INCORPORATED+<<                                                                      3,124,134
                                                                                                         ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.39%
        142,400   JARDEN CORPORATION+                                                                          3,510,160
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.62%
        245,800   INVESCO LIMITED                                                                              4,854,550
        188,400   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                   3,498,588
         71,400   T. ROWE PRICE GROUP INCORPORATED                                                             3,335,094
                                                                                                              11,688,232
                                                                                                         ---------------
TEXTILES - PRODUCTS: 1.32%
        190,000   ICONIX BRAND GROUP INCORPORATED+                                                             3,328,800
                                                                                                         ---------------
TRANSPORTATION EQUIPMENT: 2.03%
        105,300   AUTOLIV INCORPORATED<<                                                                       3,770,793
         84,500   TENNECO AUTOMOTIVE INCORPORATED+                                                             1,366,365
                                                                                                               5,137,158
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

     SHARES       SECURITY NAME                                                                               VALUE
---------------   ------------------------------------------------------------------------------------   ---------------
TRAVEL & RECREATION: 0.88%
        107,400   EXPEDIA INCORPORATED+                                                                  $     2,224,254
                                                                                                         ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.88%
        112,200   AMERISOURCEBERGEN CORPORATION<<                                                              2,212,584
                                                                                                         ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.23%
         93,400   BORGWARNER INCORPORATED<<                                                                    3,099,945
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $229,310,563)                                                                      252,627,232
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 16.62%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.24%
      2,046,941   AIM STIT-LIQUID ASSETS PORTFOLIO                                                             2,046,941
      2,046,941   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                 2,046,941
      2,046,941   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                   2,046,941
      2,046,941   DWS MONEY MARKET SERIES INSTITUTIONAL                                                        2,046,941
                                                                                                               8,187,764
                                                                                                         ---------------

                                                                                 INTEREST    MATURITY
   PRINCIPAL                                                                       RATE        DATE
---------------                                                                  --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 13.38%
$       931,941   ABN AMRO BANK NV (CHICAGO)                                       0.37%    08/07/2009           931,956
        865,374   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                  0.52     08/06/2009           865,311
         99,851   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                  0.53     08/04/2009            99,846
        332,836   ANTALIS US FUNDING CORPORATION++(p)                              0.30     08/20/2009           332,783
        332,836   ANTALIS US FUNDING CORPORATION++(p)                              0.31     08/07/2009           332,819
         49,925   ARABELLA FINANCE LLC++(p)                                        0.75     08/07/2009            49,919
        665,672   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                   0.27     08/10/2009           665,627
        861,729   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     US TREASURY SECURITIES (MATURITY VALUE $861,746)              0.24     08/03/2009           861,729
        449,329   BANK OF IRELAND                                                  0.30     08/04/2009           449,329
        299,552   BANK OF IRELAND                                                  0.60     08/07/2009           299,552
        649,030   BANK OF MONTREAL (CHICAGO)                                       0.28     08/10/2009           649,030
        261,726   BARTON CAPITAL CORPORATION++(p)                                  0.26     08/05/2009           261,718
        316,344   BRYANT BANK FUNDING LLC++(p)                                     0.27     08/17/2009           316,306
        832,090   CAFCO LLC++(p)                                                   0.24     08/03/2009           832,079
         66,567   CALCASIEU PARISH LA+/-ss                                         0.65     12/01/2027            66,567
         91,530   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss      0.55     06/01/2028            91,530
        249,627   CALYON (NEW YORK)                                                0.70     08/03/2009           249,633
        748,881   CANCARA ASSET SECURITIZATION LIMITED++(p)                        0.29     08/06/2009           748,851
         83,209   CANCARA ASSET SECURITIZATION LIMITED++(p)                        0.35     08/03/2009            83,207
        643,644   CHEYNE FINANCE LLC+++/-####(a)(i)                                0.00     02/25/2008            10,620
        495,540   CHEYNE FINANCE LLC+++/-####(a)(i)                                0.00     05/19/2008             8,176
         44,059   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                        0.80     10/01/2038            44,059
        249,627   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                           0.55     08/14/2009           249,577
        133,134   COOK COUNTY IL+/-ss                                              0.70     11/01/2030           133,134
        499,254   CRC FUNDING LLC++(p)                                             0.26     08/11/2009           499,218
        432,687   CREDIT AGRICOLE SA                                               0.20     08/03/2009           432,687
      1,031,792   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                     $1,031,814)                                                   0.26     08/03/2009         1,031,792
        465,970   DANSKE BANK A/S COPENHAGEN                                       0.20     08/03/2009           465,970
        665,672   DEN NORSKE BANK ASA++                                            0.26     08/12/2009           665,619
        299,552   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                     1.15     12/15/2037           299,552
        199,702   DEXIA DELAWARE LLC                                               0.25     08/05/2009           199,696
        249,627   DEXIA DELAWARE LLC                                               0.25     08/06/2009           249,618
        127,942   E.ON AG++                                                        0.26     08/17/2009           127,927
        416,045   ENTERPRISE FUNDING LLC++(p)                                      0.26     08/10/2009           416,018
        615,747   ERASMUS CAPITAL CORPORATION++(p)                                 0.32     08/05/2009           615,725
        333,052   FAIRWAY FINANCE CORPORATION++(p)                                 0.26     08/07/2009           333,038
        665,672   FORTIS BANK NV SA                                                0.25     08/03/2009           665,672

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

                                                                                 INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                    RATE        DATE          VALUE
---------------   ------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       407,724   GDF SUEZ++                                                       0.26%    08/04/2009   $       407,715
        124,814   GDF SUEZ++                                                       0.26     08/14/2009           124,802
        299,552   GDF SUEZ++                                                       0.26     08/26/2009           299,498
        665,672   GEMINI SECURITIZATION INCORPORATED++(p)                          0.27     08/07/2009           665,642
        374,008   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $374,015)          0.21     08/03/2009           374,008
        332,836   GOTHAM FUNDING CORPORATION++(p)                                  0.27     08/04/2009           332,829
        249,627   GOTHAM FUNDING CORPORATION++(p)                                  0.28     08/07/2009           249,615
      2,295,426   GRYPHON FUNDING LIMITED(a)(i)                                    0.00     08/23/2009           707,221
         27,459   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss            1.00     11/01/2042            27,459
        249,627   HOUSTON TX UTILITY SYSTEM+/-ss                                   0.40     05/15/2034           249,627
         83,209   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss           0.40     07/01/2029            83,209
         33,284   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss          0.47     01/01/2018            33,284
        249,627   IRISH LIFE & PERMANENT PLC++                                     0.56     08/03/2009           249,619
         83,209   IRISH LIFE & PERMANENT PLC++                                     0.60     08/04/2009            83,205
        116,493   IRISH LIFE & PERMANENT PLC++                                     0.60     08/05/2009           116,485
      1,364,628   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,364,652)        0.21     08/03/2009         1,364,628
         49,925   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                           0.47     04/15/2025            49,925
        199,702   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                        0.55     08/03/2009           199,696
        499,254   LIBERTY STREET FUNDING CORPORATION++(p)                          0.25     08/24/2009           499,174
         33,284   MANHATTAN ASSET FUNDING COMPANY++(p)                             0.32     08/05/2009            33,282
        553,340   MASSACHUSETTS HEFA+/-ss                                          0.32     10/01/2034           553,340
        832,090   MATCHPOINT MASTER TRUST++(p)                                     0.25     08/27/2009           831,940
         71,560   MISSISSIPPI STATE GO+/-ss                                        1.00     11/01/2028            71,560
        180,930   MONT BLANC CAPITAL CORPORATION++(p)                              0.27     08/12/2009           180,915
        549,179   MONT BLANC CAPITAL CORPORATION++(p)                              0.28     08/26/2009           549,073
         63,239   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                        0.35     02/01/2036            63,239
        249,627   NATEXIS BANQUES POPULAIRES                                       0.24     08/04/2009           249,622
        133,134   NATEXIS BANQUES POPULAIRES                                       0.24     08/05/2009           133,131
         33,284   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                         2.00     01/01/2018            33,284
        105,842   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                         0.39     01/01/2034           105,842
         33,284   REGENCY MARKETS #1 LLC++(p)                                      0.25     08/07/2009            33,282
        608,657   REGENCY MARKETS #1 LLC++(p)                                      0.27     08/17/2009           608,584
        748,881   RHEIN-MAIN SECURITIZATION LIMITED++(p)                           0.55     08/13/2009           748,744
        216,343   ROMULUS FUNDING CORPORATION++(p)                                 0.57     08/03/2009           216,337
        366,120   ROMULUS FUNDING CORPORATION++(p)                                 0.70     08/25/2009           365,949
        690,635   ROYAL BANK OF SCOTLAND CT                                        0.29     08/07/2009           690,635
        416,045   SALISBURY RECEIVABLES COMPANY++(p)                               0.27     08/14/2009           416,004
        332,836   SCALDIS CAPITAL LIMITED++(p)                                     0.33     08/27/2009           332,757
        416,045   SCALDIS CAPITAL LIMITED++(p)                                     0.43     08/06/2009           416,020
        249,843   STRAIGHT A FUNDING LLC++(p)                                      0.25     08/20/2009           249,810
        416,045   STRAIGHT A FUNDING LLC++(p)                                      0.27     08/03/2009           416,039
        349,478   SURREY FUNDING CORPORATION++(p)                                  0.27     08/25/2009           349,415
         83,043   SURREY FUNDING CORPORATION++(p)                                  0.27     08/28/2009            83,026
         99,851   SURREY FUNDING CORPORATION++(p)                                  0.32     08/03/2009            99,849
        832,090   TASMAN FUNDING INCORPORATED++(p)                                 0.80     08/05/2009           832,016
        499,254   TICONDEROGA MASTER FUNDING LIMITED++(p)                          0.25     08/27/2009           499,164
        266,269   TICONDEROGA MASTER FUNDING LIMITED++(p)                          0.27     08/10/2009           266,251
        299,552   TULIP FUNDING CORPORATION++(p)                                   0.29     08/06/2009           299,540
        149,776   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                0.40     07/01/2032           149,776
        649,030   UNICREDITO ITALIANO (NEW YORK)                                   0.44     08/03/2009           649,030
         49,925   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                0.43     12/15/2040            49,925
         66,567   VERSAILLES CP LLC++(p)                                           0.50     08/04/2009            66,564
        166,418   VERSAILLES CP LLC++(p)                                           0.50     08/05/2009           166,409
        831,319   VICTORIA FINANCE LLC+++/-####(a)(i)                              0.26     07/28/2008           374,094
        482,748   VICTORIA FINANCE LLC+++/-####(a)(i)                              0.29     08/07/2008           217,237
        590,354   VICTORIA FINANCE LLC+++/-####(a)(i)                              0.48     04/03/2008           265,659
        958,140   VICTORIA FINANCE LLC+++/-####(a)(i)                              0.49     02/15/2008           431,163
        698,956   WINDMILL FUNDING CORPORATION++(p)                                0.26     08/11/2009           698,905

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

                                                                                 INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                    RATE        DATE          VALUE
---------------   ------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       266,269   YORKTOWN CAPITAL LLC++(p)                                        0.26%    08/06/2009   $       266,261
                                                                                                              33,817,204
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,470,972)                                                    42,004,968
                                                                                                         ---------------

    SHARES
---------------
SHORT-TERM INVESTMENTS: 1.00%
      2,543,417   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 2,543,417
                                                                                                         ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,543,417)                                                                 2,543,417
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $275,324,952)*                                                                        117.56%   $   297,175,617
OTHER ASSETS AND LIABILITIES, NET                                                              (17.56)       (44,399,142)
                                                                                               ------    ---------------
TOTAL NET ASSETS                                                                               100.00%   $   252,776,475
                                                                                               ------    ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,543,417.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $276,380,851 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 34,169,875
GROSS UNREALIZED DEPRECIATION                 (13,375,109)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 20,794,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 96.71%
AMUSEMENT & RECREATION SERVICES: 1.03%
        245,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                     $       6,264,650
                                                                                                                 -----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.44%
        245,000   FASTENAL COMPANY<<                                                                                     8,714,650
                                                                                                                 -----------------
BUSINESS SERVICES: 11.65%
        485,000   AUTOMATIC DATA PROCESSING INCORPORATED                                                                18,066,250
        806,900   CA INCORPORATED                                                                                       17,057,866
        707,900   ELECTRONIC ARTS INCORPORATED+                                                                         15,198,613
        312,900   LAWSON SOFTWARE INCORPORATED+                                                                          1,858,626
        448,000   MONSTER WORLDWIDE INCORPORATED<<+                                                                      5,837,440
        860,000   TOTAL SYSTEM SERVICES INCORPORATED<<                                                                  12,624,800
                                                                                                                        70,643,595
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 4.01%
        124,400   FMC CORPORATION                                                                                        6,050,816
        392,500   HOSPIRA INCORPORATED+                                                                                 15,083,775
        198,500   RPM INTERNATIONAL INCORPORATED                                                                         3,168,060
                                                                                                                        24,302,651
                                                                                                                 -----------------
COMMUNICATIONS: 2.16%
        710,200   IAC INTERACTIVECORP<<+                                                                                13,074,782
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 7.54%

        747,562   ASSOCIATED BANC-CORP                                                                                   8,103,572
         91,000   BROOKLINE BANCORP INCORPORATED                                                                         1,060,150
        128,300   COMERICA INCORPORATED<<                                                                                3,058,672
        125,500   COMMERCE BANCSHARES INCORPORATED                                                                       4,600,830
        365,473   CVB FINANCIAL CORPORATION<<                                                                            2,755,666
        130,000   GLACIER BANCORP INCORPORATED<<                                                                         2,024,100
        429,440   HUDSON CITY BANCORP INCORPORATED                                                                       6,037,926
        675,000   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              7,384,500
        153,000   UMB FINANCIAL CORPORATION                                                                              6,383,160
         20,000   WESTAMERICA BANCORPORATION                                                                             1,045,200
        285,649   WILMINGTON TRUST CORPORATION                                                                           3,282,107
                                                                                                                        45,735,883
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES: 10.10%
         40,000   AGL RESOURCES INCORPORATED<<                                                                           1,344,800
        210,000   AMEREN CORPORATION<<                                                                                   5,340,300
        400,000   AQUA AMERICA INCORPORATED<<                                                                            7,224,000
         80,000   DTE ENERGY COMPANY                                                                                     2,756,800
        467,318   NISOURCE INCORPORATED                                                                                  6,019,056
         52,000   NORTHEAST UTILITIES                                                                                    1,196,520
         68,000   PROGRESS ENERGY INCORPORATED                                                                           2,681,920
         52,463   REPUBLIC SERVICES INCORPORATED<<                                                                       1,395,516
        105,000   SCANA CORPORATION                                                                                      3,711,750
        874,100   WASTE MANAGEMENT INCORPORATED                                                                         24,570,951
        250,000   XCEL ENERGY INCORPORATED                                                                               4,985,000
                                                                                                                        61,226,613
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 4.39%
        447,000   ATMI INCORPORATED+                                                                                     8,130,930
        187,200   INTERNATIONAL RECTIFIER CORPORATION+                                                                   3,100,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
        925,000   MOLEX INCORPORATED CLASS A                                                                     $      15,392,000
                                                                                                                        26,622,962
                                                                                                                 -----------------
FINANCIAL SERVICES: 0.30%
        105,000   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                            1,813,350
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 4.67%
        408,200   COCA-COLA ENTERPRISES INCORPORATED                                                                     7,670,078
        708,500   CONAGRA FOODS INCORPORATED                                                                            13,907,855
        635,600   SARA LEE CORPORATION                                                                                   6,762,784
                                                                                                                        28,340,717
                                                                                                                 -----------------
GENERAL MERCHANDISE STORES: 1.15%
        160,400   TARGET CORPORATION                                                                                     6,996,648
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 2.78%
              969,965    EXTERRAN HOLDINGS INCORPORATED<<+                                                              16,867,691
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.53%
        250,000   ACTUANT CORPORATION CLASS A                                                                            3,210,000
        470,400   APPLIED MATERIALS INCORPORATED                                                                         6,491,520
         50,000   BLACK & DECKER CORPORATION<<                                                                           1,880,000
        797,100   INTERMEC INCORPORATED+                                                                                10,872,444
        454,287   KENNAMETAL INCORPORATED<<                                                                              9,685,399
        120,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                   4,312,800
        150,000   ROBBINS & MYERS INCORPORATED                                                                           3,139,500
                                                                                                                        39,591,663
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.85%
        251,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                5,125,420
                                                                                                                 -----------------
INSURANCE CARRIERS: 4.10%
          6,000   ALLEGHANY CORPORATION                                                                                  1,623,000
         92,000   ARCH CAPITAL GROUP LIMITED+                                                                            5,721,480
        153,000   BROWN & BROWN INCORPORATED<<                                                                           2,934,540
         40,600   EVEREST REINSURANCE GROUP LIMITED<<                                                                    3,256,932
         10,500   MARKEL CORPORATION<<+                                                                                  3,313,485
         88,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                               3,459,280
        293,800   THE PROGRESSIVE CORPORATION<<                                                                          4,577,404
                                                                                                                        24,886,121
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 10.71%
            600   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                50,436
        111,200   MILLIPORE CORPORATION+                                                                                 7,739,520
        422,600   PERKINELMER INCORPORATED                                                                               7,450,438
        162,700   QUEST DIAGNOSTICS INCORPORATED                                                                         8,886,674
        501,787   ROCKWELL AUTOMATION PLC<<                                                                             20,779,000
         87,000   THERMO FISHER SCIENTIFIC INCORPORATED<<+                                                               3,939,360
        319,800   WATERS CORPORATION+                                                                                   16,069,950
                                                                                                                        64,915,378
                                                                                                                 -----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.50%
         86,000   VARIAN MEDICAL SYSTEMS INCORPORATED                                                                    3,033,220
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.52%
        105,000   TYCO INTERNATIONAL LIMITED                                                                     $       3,173,100
                                                                                                                 -----------------
MISCELLANEOUS RETAIL: 5.09%
        108,200   COSTCO WHOLESALE CORPORATION                                                                           5,355,900
        689,900   OFFICE DEPOT INCORPORATED+                                                                             3,139,045
        719,400   WALGREEN COMPANY                                                                                      22,337,370
                                                                                                                        30,832,315
                                                                                                                 -----------------
MOTION PICTURES: 1.61%
        367,032   TIME WARNER INCORPORATED                                                                               9,785,073
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.00%
        178,800   FEDEX CORPORATION<<                                                                                   12,129,792
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.49%
      3,539,700   CAPITALSOURCE INCORPORATED                                                                            16,424,208
        261,750   DISCOVER FINANCIAL SERVICES                                                                            3,109,590
        472,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 7,673,250
                                                                                                                        27,207,048
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 3.66%
        212,000   DEVON ENERGY CORPORATION                                                                              12,315,080
         97,000   NOBLE ENERGY INCORPORATED                                                                              5,928,640
         86,200   WHITING PETROLEUM CORPORATION+                                                                         3,961,752
                                                                                                                        22,205,472
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.98%
        322,700   SEALED AIR CORPORATION                                                                                 5,934,453
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.94%
        570,000   ALLIANCE BERNSTEIN HOLDING LP<<                                                                       11,764,800
                                                                                                                 -----------------
TRANSPORTATION SERVICES: 1.01%
        485,392   UTI WORLDWIDE INCORPORATED                                                                             6,125,647
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.39%
        100,400   SYSCO CORPORATION<<                                                                                    2,385,504
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS: 1.11%
         72,900   BARNES GROUP INCORPORATED                                                                              1,025,703
         98,000   KIMBERLY-CLARK CORPORATION                                                                             5,728,100
                                                                                                                         6,753,803
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $648,269,929)                                                                                586,453,001
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 8.68%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.72%
      2,599,111   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       2,599,111
      2,599,111   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           2,599,111
      2,599,111   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             2,599,111
      2,599,111   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  2,599,111
                                                                                                                        10,396,444
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.96%
$     1,183,335   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009    $       1,183,355
      1,098,811   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009            1,098,732
        126,786   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009              126,780
        422,620   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              422,553
        422,620   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              422,598
         63,393   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               63,385
        845,239   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009              845,182
      1,094,184   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $1,094,206)                0.24     08/03/2009            1,094,184
        570,537   BANK OF IRELAND                                                         0.30     08/04/2009              570,537
        380,358   BANK OF IRELAND                                                         0.60     08/07/2009              380,358
        824,108   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009              824,108
        332,327   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              332,317
        401,679   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              401,631
      1,056,549   CAFCO LLC++(p)                                                          0.24     08/03/2009            1,056,535
         84,524   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027               84,524
        116,220   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028              116,220
        316,965   CALYON (NEW YORK)                                                       0.70     08/03/2009              316,972
        950,894   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009              950,856
        105,655   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009              105,653
        587,789   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008                9,699
        452,537   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008                7,467
         55,944   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               55,944
        316,965   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              316,902
        169,048   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030              169,048
        633,930   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              633,884
        549,406   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              549,406
      1,310,121   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                     $1,310,149)                                                          0.26     08/03/2009            1,310,121
        591,668   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              591,668
        845,239   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009              845,172
        380,358   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              380,358
        253,572   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              253,565
        316,965   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              316,954
        162,455   E.ON AG++                                                               0.26     08/17/2009              162,436
        528,275   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              528,240
        781,846   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009              781,819
        422,894   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              422,876
        845,239   FORTIS BANK NV SA                                                       0.25     08/03/2009              845,239
        517,709   GDF SUEZ++                                                              0.26     08/04/2009              517,698
        158,482   GDF SUEZ++                                                              0.26     08/14/2009              158,468
        380,358   GDF SUEZ++                                                              0.26     08/26/2009              380,289
        845,239   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009              845,201
        474,898   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $474,906)                 0.21     08/03/2009              474,898
        422,620   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              422,610
        316,965   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              316,950
      2,096,230   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009              645,849
         34,866   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               34,866
        316,965   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              316,965
        105,655   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                  0.40     07/01/2029              105,655
         42,262   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47     01/01/2018               42,262
        316,965   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              316,955
        105,655   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009              105,650
        147,917   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009              147,907
      1,732,741   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,732,771)               0.21     08/03/2009            1,732,741
         63,393   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               63,393
        253,572   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              253,564
        633,930   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              633,828
         42,262   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               42,260
        702,605   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              702,605
      1,056,549   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009            1,056,359

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        90,863   MISSISSIPPI STATE GO+/-ss                                               1.00%    11/01/2028    $          90,863
        229,736   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              229,717
        697,323   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              697,187
         80,298   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036               80,298
        316,965   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              316,958
        169,048   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009              169,043
         42,262   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               42,262
        134,393   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034              134,393
         42,262   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               42,260
        772,845   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009              772,752
        950,894   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009              950,720
        274,703   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              274,694
        464,882   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              464,665
        876,936   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009              876,936
        528,275   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009              528,223
        422,620   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              422,519
        528,275   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              528,243
        317,240   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              317,198
        528,275   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009              528,267
        443,751   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              443,671
        105,444   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009              105,422
        126,786   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009              126,784
      1,056,549   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009            1,056,455
        633,930   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              633,815
        338,096   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              338,073
        380,358   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              380,342
        190,179   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              190,179
        824,108   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009              824,108
         63,393   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               63,393
         84,524   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009               84,520
        211,310   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009              211,298
        759,178   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              341,630
        440,856   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              198,385
        539,123   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              242,605
        874,993   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008              393,747
        887,501   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009              887,437
        338,096   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              338,087
                                                                                                                        42,221,400
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $54,873,795)                                                              52,617,844
                                                                                                                 -----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 4.45%
     27,001,185   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          27,001,185
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,001,185)                                                                         27,001,185
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $730,144,909)*                                                                   109.84%                   $     666,072,030
OTHER ASSETS AND LIABILITIES, NET                                                       (9.84)                         (59,667,325)
                                                                                       ------                    -----------------
TOTAL NET ASSETS                                                                       100.00%                   $     606,404,705
                                                                                       ------                    -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $27,001,185.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $733,579,950 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                      $ 31,262,519
GROSS UNREALIZED DEPRECIATION                                       (98,770,439)
                                                                   ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                         $(67,507,920)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 91.62%
AMUSEMENT & RECREATION SERVICES: 1.43%
        815,958   INTERNATIONAL GAME TECHNOLOGY<<                                                                $      16,115,171
                                                                                                                 -----------------
APPAREL & ACCESSORY STORES: 2.62%
        604,217   NORDSTROM INCORPORATED<<                                                                              15,975,497
        568,000   URBAN OUTFITTERS INCORPORATED<<+                                                                      13,654,720
                                                                                                                        29,630,217
                                                                                                                 -----------------
BIOPHARMACEUTICALS: 1.24%
        238,539   CEPHALON INCORPORATED<<+                                                                              13,990,312
                                                                                                                 -----------------
BUSINESS SERVICES: 8.92%
        618,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                   10,159,920
        609,000   ELECTRONIC ARTS INCORPORATED+                                                                         13,075,230
      1,125,000   IMS HEALTH INCORPORATED                                                                               13,500,000
         62,800   MASTERCARD INCORPORATED CLASS A<<                                                                     12,185,084
      1,015,600   NCR CORPORATION+                                                                                      13,141,864
        392,100   OMNICOM GROUP INCORPORATED<<                                                                          13,331,400
        628,000   RED HAT INCORPORATED<<+                                                                               14,337,240
        739,000   SYMANTEC CORPORATION<<+                                                                               11,033,270
                                                                                                                       100,764,008
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 3.76%
        137,000   AMGEN INCORPORATED+                                                                                    8,536,470
        249,000   CLOROX COMPANY                                                                                        15,191,490
        240,000   PRAXAIR INCORPORATED                                                                                  18,763,200
                                                                                                                        42,491,160
                                                                                                                 -----------------
COAL MINING: 0.46%
        158,000   PEABODY ENERGY CORPORATION                                                                             5,231,380
                                                                                                                 -----------------
COMMUNICATIONS: 6.23%
        215,000   AMERICAN TOWER CORPORATION CLASS A+                                                                    7,329,350
        708,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                14,492,760
      1,100,000   COMCAST CORPORATION CLASS A                                                                           15,389,000
        370,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                      10,348,900
      1,371,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A<<+                                                      9,130,860
        426,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                             13,751,280
                                                                                                                        70,442,150
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 3.44%
        520,840   BANK OF NEW YORK MELLON CORPORATION                                                                   14,239,766
        611,850   BB&T CORPORATION                                                                                      13,999,128
      1,767,095   MARSHALL & ILSLEY CORPORATION<<                                                                       10,673,254
                                                                                                                        38,912,148
                                                                                                                 -----------------
EATING & DRINKING PLACES: 1.10%
        381,900   DARDEN RESTAURANTS INCORPORATED                                                                       12,369,741
                                                                                                                 -----------------
EDUCATIONAL SERVICES: 1.36%
        222,500   APOLLO GROUP INCORPORATED CLASS A<<+                                                                  15,361,400
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.41%
        600,900   REPUBLIC SERVICES INCORPORATED                                                                        15,983,940
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 10.82%
        505,000   ALTERA CORPORATION                                                                             $       9,438,450
        410,000   AMPHENOL CORPORATION CLASS A                                                                          13,673,500
      7,421,000   ARM HOLDINGS PLC                                                                                      15,650,495
        990,000   MICROSEMI CORPORATION+                                                                                13,513,500
        587,000   NETAPP INCORPORATED<<+                                                                                13,184,020
      1,955,000   ON SEMICONDUCTOR CORPORATION<<+                                                                       14,271,500
        671,000   POLYCOM INCORPORATED<<+                                                                               15,936,250
        333,000   ROCKWELL COLLINS INCORPORATED<<                                                                       14,052,600
         67,000   WHIRLPOOL CORPORATION<<                                                                                3,825,030
        405,000   XILINX INCORPORATED                                                                                    8,784,450
                                                                                                                       122,329,795
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.34%
        448,000   ACCENTURE LIMITED CLASS A                                                                             15,711,360
        261,022   JACOBS ENGINEERING GROUP INCORPORATED<<                                                               10,696,682
                                                                                                                        26,408,042
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.34%
        412,000   CROWN HOLDINGS INCORPORATED                                                                           10,341,200
        397,000   ILLINOIS TOOL WORKS INCORPORATED                                                                      16,098,350
                                                                                                                        26,439,550
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 2.61%
        241,000   GENERAL MILLS INCORPORATED                                                                            14,197,310
        450,000   PEPSI BOTTLING GROUP INCORPORATED                                                                     15,277,500
                                                                                                                        29,474,810
                                                                                                                 -----------------
FOOD STORES: 1.25%
        663,000   KROGER COMPANY                                                                                        14,174,940
                                                                                                                 -----------------
FURNITURE & FIXTURES: 0.34%
        273,000   MASCO CORPORATION                                                                                      3,802,890
                                                                                                                 -----------------
GENERAL MERCHANDISE STORES: 1.24%
        320,000   TARGET CORPORATION                                                                                    13,958,400
                                                                                                                 -----------------
HEALTH SERVICES: 1.14%
      2,138,442   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                   12,894,805
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.67%
        330,000   OAKTREE CAPITAL MANAGEMENT (a)                                                                         7,590,000
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.73%
        400,000   DOVER CORPORATION                                                                                     13,604,000
        358,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                  12,866,520
        523,000   PALL CORPORATION                                                                                      15,731,840
                                                                                                                        42,202,360
                                                                                                                 -----------------
INSURANCE CARRIERS: 5.26%
        357,000   ACE LIMITED                                                                                           17,514,420
        431,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                   10,818,100
        212,000   PARTNERRE LIMITED<<                                                                                   14,541,080
        329,000   RENAISSANCERE HOLDINGS LIMITED                                                                        16,532,250
                                                                                                                        59,405,850
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 7.46%
        326,000   COVIDIEN LIMITED                                                                               $      12,326,060
        410,000   MEDTRONIC INCORPORATED                                                                                14,522,200
        374,000   RESMED INCORPORATED<<+                                                                                15,334,000
        332,137   ROCKWELL AUTOMATION PLC                                                                               13,753,793
        310,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                14,036,800
        286,000   WATERS CORPORATION+                                                                                   14,371,500
                                                                                                                        84,344,353
                                                                                                                 -----------------
MEDICAL PRODUCTS: 1.24%
        300,800   ZIMMER HOLDINGS INCORPORATED+                                                                         14,017,280
                                                                                                                 -----------------
METAL MINING: 1.16%
        377,000   BARRICK GOLD CORPORATION                                                                              13,157,300
                                                                                                                 -----------------
MISCELLANEOUS RETAIL: 2.62%
        410,000   CVS CAREMARK CORPORATION                                                                              13,726,800
        754,000   STAPLES INCORPORATED                                                                                  15,849,080
                                                                                                                        29,575,880
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.99%
        402,082   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             11,238,192
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.31%
        911,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                14,803,750
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 6.28%
        176,000   APACHE CORPORATION                                                                                    14,775,200
        249,000   TRANSOCEAN LIMITED+                                                                                   19,842,810
      1,009,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                    18,928,840
        434,000   XTO ENERGY INCORPORATED                                                                               17,459,820
                                                                                                                        71,006,670
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.18%
        724,000   SEALED AIR CORPORATION                                                                                13,314,360
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.33%
        761,760   INVESCO LIMITED                                                                                       15,044,760
                                                                                                                 -----------------
TEXTILE MILL PRODUCTS: 0.15%
         33,129   MOHAWK INDUSTRIES INCORPORATED<<+                                                                      1,708,794
                                                                                                                 -----------------
TRANSPORTATION BY AIR: 0.83%
        762,558   TAM SA ADR<<+                                                                                          9,371,838
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT: 1.40%
        610,000   JOHNSON CONTROLS INCORPORATED                                                                         15,786,800
                                                                                                                 -----------------
TRAVEL & RECREATION: 1.02%
        412,000   CARNIVAL CORPORATION                                                                                  11,531,880
                                                                                                                 -----------------
UTILITIES: 0.94%
        174,500   VANGUARD UTILITIES ETF                                                                                10,627,049
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $954,790,297)                                                                              1,035,501,975
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
INVESTMENT COMPANIES: 2.22%
STOCK FUNDS: 2.22%
        442,000   UTILITIES SELECT SECTOR SPDR FUND<<                                                            $      12,791,480
        360,000   VANGUARD REIT ETF<<                                                                                   12,366,000
                                                                                                                        25,157,480
                                                                                                                 -----------------
TOTAL INVESTMENT COMPANIES (COST $25,149,516)                                                                           25,157,480
                                                                                                                 -----------------
RIGHTS: 0.00%
        566,000    SEAGATE TECHNOLOGY (BUSINESS SERVICES)+(a)                                                                    0
TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 12.13%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.39%
      6,740,103   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       6,740,103
      6,740,103   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           6,740,103
      6,740,103   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             6,740,103
      6,740,103   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  6,740,103
                                                                                                                        26,960,412
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.74%
$     3,068,665   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009            3,068,716
      2,849,474   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009            2,849,269
        328,786   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009              328,771
      1,095,952   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009            1,095,778
      1,095,952   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009            1,095,895
        164,393   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009              164,372
      2,191,903   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009            2,191,755
      2,837,474   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $2,837,531)                                          0.24     08/03/2009            2,837,474
      1,479,535   BANK OF IRELAND                                                         0.30     08/04/2009            1,479,535
        986,357   BANK OF IRELAND                                                         0.60     08/07/2009              986,357
      2,137,106   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009            2,137,106
        861,802   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              861,777
      1,041,647   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009            1,041,522
      2,739,879   CAFCO LLC++(p)                                                          0.24     08/03/2009            2,739,843
        219,190   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027              219,190
        301,387   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028              301,387
        821,964   CALYON (NEW YORK)                                                       0.70     08/03/2009              821,982
      2,465,891   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009            2,465,792
        273,988   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009              273,983
      1,719,586   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               28,373
      1,323,905   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008               21,844
        145,077   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038              145,077
        821,964   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              821,801
        438,381   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030              438,381
      1,643,928   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009            1,643,809
      1,424,737   CREDIT AGRICOLE SA                                                      0.20     08/03/2009            1,424,737
      3,397,450   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                     (MATURITY VALUE $3,397,524)                                          0.26     08/03/2009            3,397,450
      1,534,332   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009            1,534,332
      2,191,903   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009            2,191,729
        986,357   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              986,357
        657,571   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              657,553
        821,964   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              821,935
        421,284   E.ON AG++                                                               0.26     08/17/2009              421,235
      1,369,940   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009            1,369,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,027,511   ERASMUS CAPITAL CORPORATION++(p)                                        0.32%    08/05/2009    $       2,027,439
      1,096,664   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009            1,096,617
      2,191,903   FORTIS BANK NV SA                                                       0.25     08/03/2009            2,191,903
      1,342,541   GDF SUEZ++                                                              0.26     08/04/2009            1,342,512
        410,982   GDF SUEZ++                                                              0.26     08/14/2009              410,943
        986,357   GDF SUEZ++                                                              0.26     08/26/2009              986,178
      2,191,903   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009            2,191,805
      1,231,521   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                     (MATURITY VALUE $1,231,543)                                          0.21     08/03/2009            1,231,521
      1,095,952   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009            1,095,927
        821,964   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              821,925
      6,132,556   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009            1,889,440
         90,416   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               90,416
        821,964   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              821,964
        273,988   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                  0.40     07/01/2029              273,988
        109,595   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47     01/01/2018              109,595
        821,964   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              821,938
        273,988   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009              273,974
        383,583   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009              383,558
      4,493,402   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,493,481)               0.21     08/03/2009            4,493,402
        164,393   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025              164,393
        657,571   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              657,551
      1,643,928   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009            1,643,665
        109,595   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009              109,591
      1,822,020   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034            1,822,020
      2,739,879   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009            2,739,385
        235,630   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028              235,630
        595,759   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              595,710
      1,808,320   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009            1,807,969
        208,231   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036              208,231
        821,964   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              821,947
        438,381   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009              438,369
        109,595   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018              109,595
        348,513   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034              348,513
        109,595   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009              109,591
      2,004,167   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009            2,003,926
      2,465,891   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009            2,465,439
        712,369   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              712,346
      1,205,547   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009            1,204,984
      2,274,100   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009            2,274,100
      1,369,940   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27     08/14/2009            1,369,806
      1,095,952   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009            1,095,691
      1,369,940   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009            1,369,858
        822,676   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              822,568
      1,369,940   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009            1,369,919
      1,150,749   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009            1,150,542
        273,440   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009              273,385
        328,786   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009              328,780
      2,739,879   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009            2,739,636
      1,643,928   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009            1,643,631
        876,761   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              876,702
        986,357   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              986,317
        493,178   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              493,178
      2,137,106   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009            2,137,106
        164,393   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040              164,393
        219,190   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009              219,181
        547,976   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009              547,945
      2,220,987   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              999,444
      1,289,731   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              580,379
      1,577,214   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              709,746
      2,559,807   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008            1,151,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,301,499   WINDMILL FUNDING CORPORATION++(p)                                       0.26%    08/11/2009    $       2,301,332
        876,761   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              876,726
                                                                                                                       110,101,146
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $141,806,617)                                                            137,061,558
                                                                                                                 -----------------

SHARES
------
SHORT-TERM INVESTMENTS: 6.27%
     70,825,769   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          70,825,769
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $70,825,769)                                                                         70,825,769
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,192,572,199)*                                                               112.24%                  $   1,268,546,782
OTHER ASSETS AND LIABILITIES, NET                                                       (12.24)                       (138,289,584)
                                                                                       -------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $   1,130,257,198
                                                                                       -------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $70,825,769.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,203,863,690 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                     $ 181,738,755
GROSS UNREALIZED DEPRECIATION                                      (117,055,663)
                                                                  -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                        $  64,683,092

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 94.44%
AMUSEMENT & RECREATION SERVICES: 0.55%
         55,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                     $       1,406,350
                                                                                                                 -----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.41%
        333,700   LIZ CLAIBORNE INCORPORATED                                                                             1,054,492
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.25%
         30,000   AVATAR HOLDINGS INCORPORATED+                                                                            643,500
                                                                                                                 -----------------
BUSINESS SERVICES: 9.96%
        771,288   ASSET ACCEPTANCE CAPITAL CORPORATION<<+                                                                5,969,769
        500,000   CONVERGYS CORPORATION+                                                                                 5,355,000
        170,000   FAIR ISAAC CORPORATION                                                                                 3,262,300
         48,500   HURON CONSULTING GROUP INCORPORATED+                                                                   2,150,975
        395,000   LAWSON SOFTWARE INCORPORATED+                                                                          2,346,300
        495,000   MONSTER WORLDWIDE INCORPORATED<<+                                                                      6,449,850
                                                                                                                        25,534,194
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 0.56%
         69,000   PHARMERICA CORPORATION<<+                                                                              1,446,240
                                                                                                                 -----------------
COMMUNICATIONS: 0.57%
        255,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                           1,463,700
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 12.10%
        294,700   ASSOCIATED BANC-CORP                                                                                   3,194,548
        156,000   BROOKLINE BANCORP INCORPORATED                                                                         1,817,400
         93,000   COMMERCE BANCSHARES INCORPORATED                                                                       3,409,380
         16,000   CULLEN FROST BANKERS INCORPORATED                                                                        768,480
         15,110   FIRSTMERIT CORPORATION                                                                                   282,253
        196,000   GLACIER BANCORP INCORPORATED<<                                                                         3,051,720
        272,000   HUDSON CITY BANCORP INCORPORATED                                                                       3,824,320
         26,300   IBERIABANK CORPORATION                                                                                 1,231,892
        317,000   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              3,467,980
        147,000   NEWALLIANCE BANCSHARES INCORPORATED<<                                                                  1,800,750
         55,000   PACWEST BANCORP<<                                                                                        884,400
         93,000   UMB FINANCIAL CORPORATION                                                                              3,879,960
        114,000   WASHINGTON FEDERAL INCORPORATED                                                                        1,588,020
         35,000   WESTAMERICA BANCORPORATION                                                                             1,829,100
                                                                                                                        31,030,203
                                                                                                                 -----------------
EATING & DRINKING PLACES: 1.91%
        167,800   CEC ENTERTAINMENT INCORPORATED+                                                                        4,894,726
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES: 9.54%
         18,700   ALLETE INCORPORATED                                                                                      598,026
        259,000   AQUA AMERICA INCORPORATED<<                                                                            4,677,540
        139,800   CLEAN HARBORS INCORPORATED<<+                                                                          7,293,366
         31,900   NICOR INCORPORATED                                                                                     1,162,436
        203,836   NISOURCE INCORPORATED                                                                                  2,625,408
         43,700   PORTLAND GENERAL ELECTRIC COMPANY                                                                        831,611
        255,000   REPUBLIC SERVICES INCORPORATED                                                                         6,783,000
         15,400   WGL HOLDINGS INCORPORATED                                                                                510,048
                                                                                                                        24,481,435
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.54%
        504,500   ARRIS GROUP INCORPORATED+                                                                              6,144,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        510,534   ATMI INCORPORATED+                                                                            $        9,286,613
         39,000   INTERNATIONAL RECTIFIER CORPORATION+                                                                     645,840
        270,000   MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                               4,784,400
        525,000   MOLEX INCORPORATED CLASS A                                                                             8,736,000
                                                                                                                        29,597,663
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.16%
        301,076   CRA INTERNATIONAL INCORPORATED+                                                                        8,107,977
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.56%
         43,900   ILLINOIS TOOL WORKS INCORPORATED                                                                       1,780,145
         31,000   VALMONT INDUSTRIES INCORPORATED<<                                                                      2,226,420
                                                                                                                         4,006,565
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS: 5.20%
        390,000   COCA-COLA ENTERPRISES INCORPORATED                                                                     7,328,100
        231,235   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                 5,584,325
        712,500   VERMONT PURE HOLDINGS LIMITED+                                                                           427,500
                                                                                                                        13,339,925
                                                                                                                 -----------------
FOOD STORES: 2.02%
        365,000   WINN-DIXIE STORES INCORPORATED+                                                                        5,172,050
                                                                                                                 -----------------
HEALTH SERVICES: 0.36%
      2,177,700    HOOPER HOLMES INCORPORATED+                                                                             936,411
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.26%
        186,000   EXTERRAN HOLDINGS INCORPORATED<<+                                                                      3,234,544
                                                                                                                         3,234,544
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.42%
        105,000   ACTUANT CORPORATION CLASS A                                                                            1,348,200
        580,000   INTERMEC INCORPORATED+                                                                                 7,911,200
        331,233   KENNAMETAL INCORPORATED                                                                                7,061,888
        129,700   ROBBINS & MYERS INCORPORATED                                                                           2,714,621
                                                                                                                        19,035,909
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.71%
        505,100   CRAWFORD & COMPANY CLASS A+                                                                            1,813,309
                                                                                                                 -----------------
INSURANCE CARRIERS: 1.30%
         96,000   BROWN & BROWN INCORPORATED<<                                                                           1,841,280
         38,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                               1,493,780
                                                                                                                         3,335,060
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.82%
        397,309   HERLEY INDUSTRIES INCORPORATED+                                                                        4,839,224
        103,600   MILLIPORE CORPORATION+                                                                                 7,210,560
        333,500   NEWPORT CORPORATION+                                                                                   2,464,565
        280,000   PERKINELMER INCORPORATED                                                                               4,936,400
        133,000   WATERS CORPORATION<<+                                                                                  6,683,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -------------                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         88,000   ZOLL MEDICAL CORPORATION+                                                                      $       1,621,840
                                                                                                                        27,755,839
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.35%
         20,421   ACCO BRANDS CORPORATION+                                                                                  89,240
         91,000   ARMSTRONG WORLD INDUSTRIES INCORPORATED<<+                                                             2,238,600
      2,195,700   LEAPFROG ENTERPRISES INCORPORATED+**                                                                   6,257,745
                                                                                                                         8,585,585
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.00%
        805,690   CAPITALSOURCE INCORPORATED                                                                             3,738,402
        243,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 3,948,750
                                                                                                                         7,687,152
                                                                                                                 -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.00%
         84,600   WD-40 COMPANY                                                                                          2,557,458
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.06%
      1,141,000   PLAYBOY ENTERPRISES INCORPORATED CLASS B<<+                                                            2,726,990
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.97%
        135,400   SEALED AIR CORPORATION                                                                                 2,490,006
                                                                                                                 -----------------
SOFTWARE: 3.06%
        365,000   ELECTRONIC ARTS INCORPORATED+                                                                          7,836,550
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.80%
        255,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          2,047,649
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $300,728,761)                                                                                242,221,482
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING: 12.12%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.40%
      1,541,390   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       1,541,390
      1,541,390   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,541,390
      1,541,390   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             1,541,390
      1,541,390   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,541,390
                                                                                                                         6,165,560
                                                                                                                 -----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.72%
$       701,771   ABN AMRO BANK NV (CHICAGO)                                              0.37%    08/07/2009              701,783
        651,645   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.52     08/06/2009              651,598
         75,190   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.53     08/04/2009               75,186
        250,633   ANTALIS US FUNDING CORPORATION++(p)                                     0.30     08/20/2009              250,593
        250,633   ANTALIS US FUNDING CORPORATION++(p)                                     0.31     08/07/2009              250,620
         37,595   ARABELLA FINANCE LLC++(p)                                               0.75     08/07/2009               37,590
        501,265   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.27     08/10/2009              501,231
        648,900   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY US TREASURY SECURITIES (MATURITY VALUE $648,913)                  0.24     08/03/2009              648,900
        338,354   BANK OF IRELAND                                                         0.30     08/04/2009              338,354
        225,569   BANK OF IRELAND                                                         0.60     08/07/2009              225,569
        488,734   BANK OF MONTREAL (CHICAGO)                                              0.28     08/10/2009              488,734
        197,085   BARTON CAPITAL CORPORATION++(p)                                         0.26     08/05/2009              197,079
        238,214   BRYANT BANK FUNDING LLC++(p)                                            0.27     08/17/2009              238,185

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       626,581   CAFCO LLC++(p)                                                          0.24%    08/03/2009    $         626,573
         50,127   CALCASIEU PARISH LA+/-ss                                                0.65     12/01/2027               50,127
         68,924   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.55     06/01/2028               68,924
        187,974   CALYON (NEW YORK)                                                       0.70     08/03/2009              187,979
        563,923   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.29     08/06/2009              563,901
         62,658   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     08/03/2009               62,657
        310,684   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008                5,126
        239,195   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008                3,947
         33,177   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.80     10/01/2038               33,177
        187,974   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                  0.55     08/14/2009              187,937
        100,253   COOK COUNTY IL+/-ss                                                     0.70     11/01/2030              100,253
        375,949   CRC FUNDING LLC++(p)                                                    0.26     08/11/2009              375,922
        325,822   CREDIT AGRICOLE SA                                                      0.20     08/03/2009              325,822
        776,961   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                     VALUE $776,978)                                                      0.26     08/03/2009              776,961
        350,886   DANSKE BANK A/S COPENHAGEN                                              0.20     08/03/2009              350,886
        501,265   DEN NORSKE BANK ASA++                                                   0.26     08/12/2009              501,225
        225,569   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.15     12/15/2037              225,569
        150,380   DEXIA DELAWARE LLC                                                      0.25     08/05/2009              150,375
        187,974   DEXIA DELAWARE LLC                                                      0.25     08/06/2009              187,968
         96,343   E.ON AG++                                                               0.26     08/17/2009               96,332
        313,291   ENTERPRISE FUNDING LLC++(p)                                             0.26     08/10/2009              313,270
        463,670   ERASMUS CAPITAL CORPORATION++(p)                                        0.32     08/05/2009              463,654
        250,795   FAIRWAY FINANCE CORPORATION++(p)                                        0.26     08/07/2009              250,785
        501,265   FORTIS BANK NV SA                                                       0.25     08/03/2009              501,265
        307,025   GDF SUEZ++                                                              0.26     08/04/2009              307,018
         93,987   GDF SUEZ++                                                              0.26     08/14/2009               93,978
        225,569   GDF SUEZ++                                                              0.26     08/26/2009              225,529
        501,265   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     08/07/2009              501,243
        281,636   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $281,641)                 0.21     08/03/2009              281,636
        250,633   GOTHAM FUNDING CORPORATION++(p)                                         0.27     08/04/2009              250,627
        187,974   GOTHAM FUNDING CORPORATION++(p)                                         0.28     08/07/2009              187,966
      1,107,991   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009              341,372
         20,677   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   1.00     11/01/2042               20,677
        187,974   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034              187,974
         62,658   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                  0.40     07/01/2029               62,658
         25,063   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47     01/01/2018               25,063
        187,974   IRISH LIFE & PERMANENT PLC++                                            0.56     08/03/2009              187,969
         62,658   IRISH LIFE & PERMANENT PLC++                                            0.60     08/04/2009               62,655
         87,721   IRISH LIFE & PERMANENT PLC++                                            0.60     08/05/2009               87,716
      1,027,594   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,027,612)               0.21     08/03/2009            1,027,594
         37,595   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025               37,595
        150,380   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                               0.55     08/03/2009              150,375
        375,949   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.25     08/24/2009              375,889
         25,063   MANHATTAN ASSET FUNDING COMPANY++(p)                                    0.32     08/05/2009               25,062
        416,677   MASSACHUSETTS HEFA+/-ss                                                 0.32     10/01/2034              416,677
        626,581   MATCHPOINT MASTER TRUST++(p)                                            0.25     08/27/2009              626,468
         53,886   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028               53,886
        136,244   MONT BLANC CAPITAL CORPORATION++(p)                                     0.27     08/12/2009              136,233
        413,544   MONT BLANC CAPITAL CORPORATION++(p)                                     0.28     08/26/2009              413,463
         47,620   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.35     02/01/2036               47,620
        187,974   NATEXIS BANQUES POPULAIRES                                              0.24     08/04/2009              187,971
        100,253   NATEXIS BANQUES POPULAIRES                                              0.24     08/05/2009              100,250
         25,063   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.00     01/01/2018               25,063
         79,701   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.39     01/01/2034               79,701
         25,063   REGENCY MARKETS #1 LLC++(p)                                             0.25     08/07/2009               25,062
        458,332   REGENCY MARKETS #1 LLC++(p)                                             0.27     08/17/2009              458,277
        563,923   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.55     08/13/2009              563,820
        162,911   ROMULUS FUNDING CORPORATION++(p)                                        0.57     08/03/2009              162,906
        275,696   ROMULUS FUNDING CORPORATION++(p)                                        0.70     08/25/2009              275,567
        520,063   ROYAL BANK OF SCOTLAND CT                                               0.29     08/07/2009              520,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   -------------                                                  -------------   -------------   -----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       313,291   SALISBURY RECEIVABLES COMPANY++(p)                                      0.27%    08/14/2009    $         313,260
        250,633   SCALDIS CAPITAL LIMITED++(p)                                            0.33     08/27/2009              250,573
        313,291   SCALDIS CAPITAL LIMITED++(p)                                            0.43     08/06/2009              313,272
        188,137   STRAIGHT A FUNDING LLC++(p)                                             0.25     08/20/2009              188,113
        313,291   STRAIGHT A FUNDING LLC++(p)                                             0.27     08/03/2009              313,286
        263,164   SURREY FUNDING CORPORATION++(p)                                         0.27     08/25/2009              263,117
         62,533   SURREY FUNDING CORPORATION++(p)                                         0.27     08/28/2009               62,520
         75,190   SURREY FUNDING CORPORATION++(p)                                         0.32     08/03/2009               75,188
        626,581   TASMAN FUNDING INCORPORATED++(p)                                        0.80     08/05/2009              626,526
        375,949   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     08/27/2009              375,881
        200,506   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.27     08/10/2009              200,493
        225,569   TULIP FUNDING CORPORATION++(p)                                          0.29     08/06/2009              225,560
        112,785   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032              112,785
        488,734   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009              488,734
         37,595   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040               37,595
         50,127   VERSAILLES CP LLC++(p)                                                  0.50     08/04/2009               50,124
        125,316   VERSAILLES CP LLC++(p)                                                  0.50     08/05/2009              125,309
        401,274   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.26     07/28/2008              180,573
        233,020   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.29     08/07/2008              104,859
        284,961   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.48     04/03/2008              128,232
        462,490   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.49     02/15/2008              208,120
        526,328   WINDMILL FUNDING CORPORATION++(p)                                       0.26     08/11/2009              526,290
        200,506   YORKTOWN CAPITAL LLC++(p)                                               0.26     08/06/2009              200,499
                                                                                                                        24,920,589
                                                                                                                 -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,853,158)                                                              31,086,149
                                                                                                                 -----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 5.77%
    14,801,546    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          14,801,546
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,801,546)                                                                         14,801,546
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $347,383,465)*                                                                    112.33%                  $     288,109,177
OTHER ASSETS AND LIABILITIES, NET                                                       (12.33)                        (31,618,702)
                                                                                        ------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $     256,490,475
                                                                                        ------                   -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,801,546.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $347,898,588 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                $ 18,108,757
     GROSS UNREALIZED DEPRECIATION                                 (77,898,168)
                                                                  ------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)                   $(59,789,411)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 94.68%
AMUSEMENT & RECREATION SERVICES: 1.48%
        293,080   WMS INDUSTRIES INCORPORATED<<+                                                                 $      10,597,771
                                                                                                                 -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.04%
        263,559   WRIGHT EXPRESS CORPORATION+                                                                            7,453,449
                                                                                                                 -----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.24%
        103,000   LUMBER LIQUIDATORS INCORPORATED<<+                                                                     1,691,260
                                                                                                                 -----------------
BUSINESS SERVICES: 21.12%
        143,100   ADMINISTAFF INCORPORATED                                                                               3,586,086
         53,912   BANKRATE INCORPORATED<<+                                                                               1,547,274
        241,800   CYBERSOURCE CORPORATION+                                                                               4,192,812
        236,244   FORRESTER RESEARCH INCORPORATED+                                                                       5,332,027
        675,680   GARTNER INCORPORATED+                                                                                 11,554,128
      1,507,076   GLOBAL CASH ACCESS INCORPORATED+                                                                      13,563,684
        125,400   HURON CONSULTING GROUP INCORPORATED+                                                                   5,561,490
      1,297,478   LAWSON SOFTWARE INCORPORATED+                                                                          7,707,019
      1,008,210   MARCHEX INCORPORATED CLASS B                                                                           4,415,960
      1,455,600   MOVE INCORPORATED+                                                                                     3,886,452
        999,037   OMNITURE INCORPORATED<<+                                                                              13,666,826
      1,567,873   ON ASSIGNMENT INCORPORATED+                                                                            6,632,103
      1,286,836   SAPIENT CORPORATION+                                                                                   8,596,064
      2,500,344   SKILLSOFT PLC ADR+                                                                                    21,402,945
        923,899   SYKES ENTERPRISES INCORPORATED+                                                                       18,385,590
        782,849   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                                 9,300,246
        299,172   TELETECH HOLDINGS INCORPORATED+                                                                        5,002,156
        484,417   THE KNOT INCORPORATED<<+                                                                               4,233,805
        458,200   THQ INCORPORATED+                                                                                      3,074,522
                                                                                                                       151,641,189
                                                                                                                 -----------------
CASINO & GAMING: 0.47%
        337,449   PINNACLE ENTERTAINMENT INCORPORATED+                                                                   3,384,613
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 2.02%
        304,295   IMPAX LABORATORIES INCORPORATED+                                                                       2,282,213
        211,357   INVERNESS MEDICAL INNOVATIONS INCORPORATED<<+                                                          7,112,163
        152,000   OSI PHARMACEUTICALS INCORPORATED+                                                                      5,136,080
                                                                                                                        14,530,456
                                                                                                                 -----------------
COMMUNICATIONS: 6.33%
      1,149,832   CBEYOND INCORPORATED<<+                                                                               16,120,645
      1,982,762   LIVE NATION INCORPORATED<<+                                                                           11,579,330
        244,395   LODGENET ENTERTAINMENT CORPORATION<<+                                                                  1,138,881
      1,952,954   PAETEC HOLDING CORPORATION+                                                                            5,741,685
        120,400   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                              3,141,236
        756,500   TIVO INCORPORATED+                                                                                     7,754,125
                                                                                                                        45,475,902
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 1.03%
        372,400   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                             2,483,908
        167,641   SIGNATURE BANK<<+                                                                                      4,942,057
                                                                                                                         7,425,965
                                                                                                                 -----------------
E-COMMERCE/SERVICES: 3.67%
      1,446,265   GSI COMMERCE INCORPORATED<<+                                                                          26,379,874
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
COMMON STOCKS: 98.40%
AMUSEMENT & RECREATION SERVICES: 0.94%
        510,020   CENTURY CASINOS INCORPORATED+                                                                  $       1,586,162
                                                                                                                 -----------------
APPAREL & ACCESSORY STORES: 0.43%
        287,830   DELIA*S INCORPORATED+                                                                                    725,332
                                                                                                                 -----------------
BIOPHARMACEUTICALS: 0.22%
      2,819,602   ENCORIUM GROUP INCORPORATED+**                                                                           366,548
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.44%
         53,025   CAVCO INDUSTRIES INCORPORATED+                                                                         1,815,046
        272,162   PALM HARBOR HOMES INCORPORATED+                                                                          617,808
                                                                                                                         2,432,854
                                                                                                                 -----------------
BUSINESS SERVICES: 9.47%
        875,910   3COM CORPORATION+                                                                                      3,302,181
         53,165   ABM INDUSTRIES INCORPORATED                                                                            1,120,187
         57,900   AKAMAI TECHNOLOGIES INCORPORATED+#                                                                       951,876
        105,685   CLARUS CORPORATION+                                                                                      440,706
         10,120   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                 394,174
         36,140   HEALTHCARE SERVICES GROUP                                                                                674,734
         33,805   HENRY JACK & ASSOCIATES INCORPORATED                                                                     725,793
        766,295   HILL INTERNATIONAL INCORPORATED+                                                                       3,570,935
         65,645   IMS HEALTH INCORPORATED                                                                                  787,740
        160,695   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             837,221
        431,127   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                3,190,340
                                                                                                                        15,995,887
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS: 1.25%
         33,855   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        1,193,727
        326,217   ORASURE TECHNOLOGIES INCORPORATED+                                                                       926,456
                                                                                                                         2,120,183
                                                                                                                 -----------------
COMMUNICATIONS: 3.62%
        420,460   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                1,532,577
        254,955   CINCINNATI BELL INCORPORATED+                                                                            798,009
        511,514   CITADEL BROADCASTING CORPORATION+                                                                         14,834
        931,460   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                          540,247
      1,249,435   SANDVINE CORPORATION+                                                                                  1,381,250
         34,945   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              1,128,025
         82,700   WINDSTREAM CORPORATION                                                                                   725,279
                                                                                                                         6,120,221
                                                                                                                 -----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.40%
     1,068,785    CHAMPION ENTERPRISES INCORPORATED+                                                                       502,329
        63,910    U.S. HOME SYSTEMS INCORPORATED+                                                                          166,805
                                                                                                                           669,134
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS: 2.77%
         26,235   COMERICA INCORPORATED                                                                                    625,442
        189,865   COMMUNITY BANKERS TRUST CORP                                                                             634,149
        194,040   FIRST SECURITY GROUP INCORPORATED                                                                        747,054
         16,460   IBERIABANK CORPORATION                                                                                   770,986
            310   M&T BANK CORPORATION                                                                                      18,079
        115,090   PACIFIC PREMIER BANCORP INCORPORATED+                                                                    484,529

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
DEPOSITORY INSTITUTIONS (continued)
        18,400    SUNTRUST BANKS INCORPORATED                                                                    $         358,800
        59,595    WESTERN UNION COMPANY                                                                                  1,041,721
                                                                                                                         4,680,760
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES: 0.67%
        111,935   EL PASO CORPORATION                                                                                    1,126,066
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.68%
        217,250   EMCORE CORPORATION+                                                                                      273,735
        475,154   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                  80,776
        195,975   GLOBECOMM SYSTEMS INCORPORATED+                                                                        1,556,042
         81,534   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             746,036
        686,135   MICRON TECHNOLOGY INCORPORATED+                                                                        4,384,403
      1,983,080   MRV COMMUNICATIONS INCORPORATED+                                                                       1,211,662
         76,775   OSI SYSTEMS INCORPORATED+                                                                              1,520,913
        599,895   POWER-ONE INCORPORATED+                                                                                  863,849
        175,728   RICHARDSON ELECTRONICS LIMITED                                                                           653,708
                                                                                                                        11,291,124
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.31%
         40,695   SAIC INCORPORATED+                                                                                       736,173
        213,027   SYMYX TECHNOLOGIES INCORPORATED+                                                                       1,476,277
                                                                                                                         2,212,450
                                                                                                                 -----------------
FINANCIAL SERVICES: 0.70%
         57,010   KBW REGIONAL BANKING ETF                                                                               1,186,948
                                                                                                                 -----------------
HEALTH SERVICES: 1.35%
        141,585   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                 1,182,235
         68,275   ENSIGN GROUP INCORPORATED                                                                              1,093,766
                                                                                                                         2,276,001
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES: 11.70%
        273,563   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                 4,609,537
        364,195   ANWORTH MORTGAGE ASSET CORPORATION                                                                     2,746,030
        235,815   CAPSTEAD MORTGAGE CORPORATION                                                                          3,150,488
         20,890   DYNEX CAPITAL INCORPORATED                                                                               176,729
        111,396   HILLTOP HOLDINGS INCORPORATED+                                                                         1,336,752
        123,255   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                    912,087
        678,045   ORIGEN FINANCIAL INCORPORATED                                                                            711,947
        283,745   PRIMORIS SERVICES CORPORATION                                                                          2,190,511
         38,105   REDWOOD TRUST INCORPORATED                                                                               619,206
         17,940   SILVER STANDARD RESOURCES INCORPORATED+                                                                  352,880
         98,305   SUN COMMUNITIES INCORPORATED                                                                           1,504,067
        171,930   UMH PROPERTIES INCORPORATED                                                                            1,466,563
                                                                                                                        19,776,797
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.30%
        266,505   EMPIRE RESORTS INCORPORATED+                                                                             514,355
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.84%
        174,375   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           1,370,588
        178,700   CRAY INCORPORATED+                                                                                     1,451,046
        209,175   INTERMEC INCORPORATED+                                                                                 2,853,147

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         56,645   LEXMARK INTERNATIONAL INCORPORATED+                                                            $         820,220
                                                                                                                         6,495,001
                                                                                                                 -----------------
INSURANCE CARRIERS: 1.59%
        451,440   FIRST ACCEPTANCE CORPORATION+                                                                          1,182,773
         42,765   MERCURY GENERAL CORPORATION                                                                            1,499,769
                                                                                                                         2,682,542
                                                                                                                 -----------------
JUSTICE, PUBLIC ORDER & SAFETY: 2.07%
        194,517   GEO GROUP INCORPORATED+                                                                                3,497,416
                                                                                                                 -----------------
LEATHER & LEATHER PRODUCTS: 0.20%
        424,480   BAKERS FOOTWEAR GROUP INCORPORATED+**                                                                    335,339
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.76%
        611,358   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                             2,445,432
         11,530   HAEMONETICS CORPORATION+                                                                                 680,385
        854,695   LTX-CREDENCE CORPORATION+                                                                                769,225
         41,665   ZOLL MEDICAL CORPORATION+                                                                                767,886
                                                                                                                         4,662,928
                                                                                                                 -----------------
METAL MINING: 12.34%
         37,805   AGNICO-EAGLE MINES LIMITED#                                                                            2,213,483
         25,520   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B#                                                   1,538,856
        109,020   GOLDCORP INCORPORATED                                                                                  4,108,964
        628,610   MINERA ANDES INCORPORATED+                                                                               411,111
         42,980   NEWMONT MINING CORPORATION#                                                                            1,777,223
        608,230   PETAQUILLA MINERALS LIMITED+                                                                             392,187
        135,857   RANDGOLD RESOURCES LIMITED ADR                                                                         8,439,437
         21,510   ROYAL GOLD INCORPORATED                                                                                  883,631
        204,800   SAN GOLD CORPORATION+                                                                                    561,377
         54,515   YAMANA GOLD INCORPORATED                                                                                 517,347
                                                                                                                        20,843,616
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.19%
        460,540    ACCO BRANDS CORPORATION+                                                                              2,012,560
                                                                                                                 -----------------
MOTION PICTURES: 0.71%
         25,040   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                   613,480
         26,535   DISCOVERY HOLDING COMPANY+                                                                               594,384
                                                                                                                         1,207,864
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.06%
         76,920   YRC WORLDWIDE INCORPORATED+                                                                              107,688
                                                                                                                 -----------------
OIL & GAS EXTRACTION: 16.44%
         71,680   CANADIAN NATURAL RESOURCES LIMITED#                                                                    4,328,755
        578,565   ENERGY XXI BERMUDA LIMITED                                                                               329,782
        483,055   GLOBAL INDUSTRIES LIMITED+                                                                             3,299,266
        156,740   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             1,644,203
         30,995   HELMERICH & PAYNE INCORPORATED                                                                         1,064,988
        122,695   HERCULES OFFSHORE INCORPORATED+                                                                          581,574
        249,970   KEY ENERGY SERVICES INCORPORATED+                                                                      1,734,792
        334,240   MCMORAN EXPLORATION COMPANY+                                                                           2,125,766
         29,630   NEWFIELD EXPLORATION COMPANY+                                                                          1,165,348
        554,715   NEWPARK RESOURCES INCORPORATED+                                                                        1,458,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
OIL & GAS EXTRACTION (continued)
         41,105   PENN WEST ENERGY TRUST                                                                         $         537,242
         79,450   PETROQUEST ENERGY INCORPORATED+                                                                          266,158
         33,135   PIONEER NATURAL RESOURCES COMPANY                                                                        946,004
         31,980   PRIDE INTERNATIONAL INCORPORATED+                                                                        801,739
         55,127   RANGE RESOURCES CORPORATION                                                                            2,558,444
         86,475   SANDRIDGE ENERGY INCORPORATED+                                                                           808,541
        312,930   TRILOGY ENERGY TRUST                                                                                   2,236,770
        136,850   WILLBROS GROUP INCORPORATED+                                                                           1,887,162
                                                                                                                        27,775,434
                                                                                                                 -----------------
OIL FIELD SERVICES: 0.28%
        107,165   TRICO MARINE SERVICES INCORPORATED+                                                                      471,526
                                                                                                                 -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.27%
        184,700   INTEROIL CORPORATION+                                                                                  5,227,010
         32,780   MARATHON OIL CORPORATION                                                                               1,057,155
         31,065   WD-40 COMPANY                                                                                            939,095
                                                                                                                         7,223,260
                                                                                                                 -----------------
PRIMARY METAL INDUSTRIES: 0.53%
         33,960   ALCOA INCORPORATED                                                                                       399,370
         12,600   UNITED STATES STEEL CORPORATION                                                                          500,850
                                                                                                                           900,220
                                                                                                                 -----------------
RAILROAD TRANSPORTATION: 0.52%
         43,100   KANSAS CITY SOUTHERN+                                                                                    875,361
                                                                                                                 -----------------
REAL ESTATE: 4.43%
      1,557,890   CHIMERA INVESTMENT CORPORATION                                                                         5,577,246
         67,290   HATTERAS FINANCIAL CORPORATION                                                                         1,906,326
                                                                                                                         7,483,572
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
        644,591   INTERTAPE POLYMER GROUP INCORPORATED+                                                                    805,738
                                                                                                                 -----------------
SOCIAL SERVICES: 0.39%
        36,050    ABB LIMITED ADR#                                                                                         658,994
                                                                                                                 -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.06%
        232,625   GENTEX CORPORATION                                                                                     3,482,396
                                                                                                                 -----------------
THEATERS & ENTERTAINMENT: 0.78%
        105,795   REGAL ENTERTAINMENT GROUP CLASS A                                                                      1,316,090
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
        242,084   PATRICK INDUSTRIES INCORPORATED+                                                                         348,598
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $202,925,300)                                                                                166,266,965
                                                                                                                 -----------------

                                                                                                   EXPIRATION
                                                                                                      DATE
                                                                                                 -------------
WARRANTS: 0.57%
        455,805   PRIMORIS SERVICES CORPORATION (BUSINESS SERVICES)+                               10/02/2010              957,191
TOTAL WARRANTS (COST $863,482)                                                                                             957,191
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   -------------                                                                                  -----------------
SHORT-TERM INVESTMENTS: 1.95%
      3,295,148    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $       3,295,148
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,295,148)                                                                           3,295,148
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $207,083,930)*                                                                    100.92%                  $     170,519,304
OTHER ASSETS AND LIABILITIES, NET                                                        (0.92)                         (1,553,412)
                                                                                        ------                   -----------------
TOTAL NET ASSETS                                                                        100.00%                  $     168,965,892
                                                                                        ------                   -----------------

                                                                                                   EXPIRATION
   CONTRACTS                                                                      STRIKE PRICE        DATE
---------------                                                                   -------------   -------------
WRITTEN OPTIONS: (0.30%)
           (100)  ABB LIMITED ADR CALL                                               $15.00        09/19/2009              (34,500)
            (50)  AGNICO-EAGLE MINES LIMITED CALL                                     70.00        08/22/2009                 (750)
            (50)  AKAMAI TECHNOLOGIES CALL                                            17.50        08/22/2009               (1,600)
           (529)  AKAMAI TECHNOLOGIES CALL                                            16.00        09/19/2009              (74,060)
           (300)  CANADIAN NATURAL RESOURCES CALL                                     55.00        08/22/2009             (198,000)
            (50)  FREEPORT-MCMORAN COPPER CALL                                        46.00        08/22/2009              (72,750)
            (50)  FREEPORT-MCMORAN COPPER CALL                                        55.00        08/22/2009              (31,500)
            (50)  FREEPORT-MCMORAN COPPER CALL                                        48.00        08/22/2009              (62,750)
            (50)  FREEPORT-MCMORAN COPPER CALL                                        65.00        11/21/2009              (26,000)
            (50)  NEWMONT MINING CORPORATION CALL                                     60.00        09/19/2009                 (150)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(306,238))                                                                      (502,060)
                                                                                                                  ----------------

+    NON-INCOME EARNING SECURITIES.

# ALL OR PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,295,148.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $211,070,710 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                      $ 25,413,174
GROSS UNREALIZED DEPRECIATION                                       (65,964,580)
                                                                   ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                         $(40,551,406)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Small and Mid Cap Stock Funds

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments in securities:

                                                                                    SIGNIFICANT
                                                                SIGNIFICANT OTHER   UNOBSERVABLE     TOTAL FAIR
                                                QUOTED PRICE    OBSERVABLE INPUTS      INPUTS        VALUE AS OF
INVESTMENTS IN SECURITIES*                         LEVEL 1         LEVEL 2             LEVEL 3        7/31/2009
--------------------------                     --------------   -----------------   ------------   --------------
DISCOVERY FUND
Equity securities
   Common stocks                               $  339,983,332      $          0      $         0   $  339,983,332
Corporate debt securities                                   0        46,757,964        2,048,561       48,806,525
Debt securities issued by states in the U.S.
and its political subdivisions                              0         3,776,634                0        3,776,634
Short-term investments                             23,423,569         6,515,578                0       29,939,147
                                               --------------      ------------      -----------   --------------
                                               $  363,406,901      $ 57,050,176      $ 2,048,561   $  422,505,638
                                               --------------      ------------      -----------   --------------
ENTERPRISE FUND
Equity securities
   Common stocks                               $  252,627,232      $          0      $         0   $  252,627,232
Corporate debt securities                                   0        26,065,565        2,014,170       28,079,735
Debt securities issued by states in the U.S.
and its political subdivisions                              0         2,105,312                0        2,105,312
Short-term investments                             10,731,181         3,632,157                0       14,363,338
                                               --------------      ------------      -----------   --------------
                                               $  263,358,413      $ 31,803,034      $ 2,014,170   $  297,175,617
                                               --------------      ------------      -----------   --------------
MID CAP DISCIPLINED FUND
Equity securities
   Common stocks                               $  586,453,001      $          0      $         0   $  586,453,001
Corporate debt securities                                   0        33,096,846        1,839,382       34,936,228
Debt securities issued by states in the U.S.
and its political subdivisions                              0         2,673,228                0        2,673,228
Short-term investments                             37,397,629         4,611,944                0       42,009,573
                                               --------------      ------------      -----------   --------------
                                               $  623,850,630      $ 40,382,018      $ 1,839,382   $  666,072,030
                                               --------------      ------------      -----------   --------------
OPPORTUNITY FUND
Equity securities
   Common stocks                               $1,053,069,455      $          0      $ 7,590,000   $1,060,659,455
Corporate debt securities                                   0        85,827,852        5,381,139       91,208,991
Debt securities issued by states in the U.S.
and its political subdivisions                              0         6,932,308                0        6,932,308
Short-term investments                             97,786,181        11,959,847                0      109,746,028
                                               --------------      ------------      -----------   --------------
                                               $1,150,855,636      $104,720,007      $12,971,139   $1,268,546,782
                                               --------------      ------------      -----------   --------------
SMALL CAP DISCIPLINED FUND
Equity securities
   Common stocks                               $  242,221,482      $          0      $         0   $  242,221,482
Corporate debt securities                                   0        19,627,925          972,229       20,600,154
Debt securities issued by states in the U.S.
and its political subdivisions                              0         1,585,344                0        1,585,344
Short-term investments                             20,967,106         2,735,091                0       23,702,197
                                               --------------      ------------      -----------   --------------
                                               $  263,188,588      $ 23,948,360      $   972,229   $  288,109,177
                                               --------------      ------------      -----------   --------------
SMALL / MID CAP VALUE FUND
Equity securities
   Common stocks                               $  167,224,156      $          0      $         0   $  167,224,156
Corporate debt securities                                   0                 0                0                0
Debt securities issued by states in the U.S.
and its political subdivisions                              0                 0                0                0
Short-term investments                              3,295,148                 0                0        3,295,148
                                               --------------      ------------      -----------   --------------
                                               $  170,519,304      $          0      $         0   $  170,519,304
                                               --------------      ------------      -----------   --------------

* Further details on the major security types listed ablove for each Fund can be found in the Portfolio of Investments

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                           TOTAL UNREALIZED
                                                             APPRECIATION/
FUND                        LEVEL 1    LEVEL 2   LEVEL 3    (DEPRECIATION)
----                       ---------   -------   -------   ----------------
Small/Mid Cap Value Fund   $(195,822)  $     0   $     0     $  (195,822)

* Other financial instruments may include futures, options, forward and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                        Discovery     Enterprise        Mid Cap       Opportunity       Small Cap
                                           Fund          Fund      Disciplined Fund       Fund      Disciplined Fund
                                       -----------   -----------   ----------------   -----------   ----------------
Balance as of 10/31/2008               $ 6,537,388   $ 4,433,712      $ 5,479,286     $19,962,029      $ 3,921,211
CORPORATE DEBT SECURITIES
   Accrued discounts (premiums)                  0             0                0               0                0
   Realized gain (loss)                   (185,356)     (161,373)        (192,020)       (553,935)        (102,986)
   Change in unrealized appreciation             0             0                0               0                0
   (depreciation)                         (717,924)     (613,949)        (807,551)     (1,334,907)        (237,218)
   Net purchases (sales)                (3,585,546)   (1,644,220)      (2,640,333)     (5,927,048)      (2,608,778)
   Transfer in (out) of Level 3                  0             0                0               0                0
EQUITY SECURITIES
   Common stocks                                 0             0                0               0                0
   Accrued discounts (premiums)                  0             0                0               0                0
   Realized gain (loss)                          0             0                0               0                0
   Change in unrealized appreciation             0             0                0         825,000                0
   (depreciation)                                0             0                0               0                0
   Net purchases (sales)                         0             0                0               0                0
   Transfer in (out) of Level 3                  0             0                0               0                0
Balance as of 07/31/2009               $ 2,048,561   $ 2,014,170      $ 1,839,382     $12,971,139      $   972,229

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of July 31, 2009:

                                                    Discovery   Enterprise        Mid Cap       Opportunity      Small Cap
                                                      Fund         Fund      Disciplined Fund       Fund     Disciplined Fund
                                                   ----------   ----------   ----------------   -----------  ----------------
Change in unrealized appreciation (depreciation)
   relating to securities held at
   the end of reporting period                     $ (717,924)  $ (613,949)    $  (807,551)     $(1,334,907)    $(237,218)

WRITTENOPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices. Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values. Written options transactions for the period ended July 31, 2009, were as follows:

                                             Small/Mid Cap Value Fund
                                             ------------------------
                                                           Premiums
Call Options Written                         Contracts     Received
--------------------                         ---------   ------------
Options at beginning of period                  (600)     $  (258,098)
Options written                               (8,267)      (2,270,871)
Options terminated in closing transactions     6,713        2,019,637
Options expired                                  850          195,969
Options exercised                                 25            7,125
                                              ------      -----------
Options at end of period                      (1,279)     $  (306,238)

Open written call option contracts as of July 31, 2009, are disclosed in the Portfolio of Investments.

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch
                                                         Karla M. Rabusch
                                                         President




Date:  September 21, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                     Wells Fargo Funds Trust



                                                     By: /s/ Karla M. Rabusch


                                                         Karla M. Rabusch
                                                         President



                                                     By: /s/ Jeremy M. DePalma


                                                         Jeremy M. DePalma
                                                         Treasurer



                                                     By: /s/ David S. Berardi


                                                         David S. Berardi
                                                         Treasurer

Date: September 21, 2009